UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------


                       The Nottingham Investment Trust II
                       -----------------------------------
               (Exact name of registrant as specified in charter)


    116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
    -------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)


                               C. Frank Watson III
    116 South Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                     Date of fiscal year end: March 31, 2003
                                              --------------


                    Date of reporting period: March 31, 2003
                                              --------------

ITEM 1. Reports to Stockholders.


________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2003






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                               Capital Value Fund

                                 April 28, 2003

                               MANAGER'S COMMENTS


     Character. It's what you see when you look behind the facade. Character is the core of our makeup. Character is what you're really made of. Does the market have character? We are about to find out. At the time of this report, the S&P 500 has rallied 18% off of its March 2003 low. During that time, we have seen American troops victorious in Iraq and seen America's finest corporations report better than expected earnings. The "easy" money has been made. Today's question is where do we go next? Up or down?

     We believe that economic conditions are improving, and this should allow equity markets to enjoy their first sustained upward run in two and a half years. The fact that it appears the majority of investors do not believe this only strengthens the bull market case. Bull markets climb a wall of worry: if too many people turn positive on the markets, it tends to have the opposite effect. It's ironic that the stock market made a short term high just as the citizens of Baghdad were pulling down the statue of Saddam Hussein. Since that short term high, the stock markets have digested a needed and healthy pullback in prices, and we feel the S&P 500 will soon be able to attack its 950 high made in December 2002.

     We have made several adjustments in the Capital Value Fund's asset mix to maximize our gains in this period of change. In anticipation of improving conditions, we increased the fund's equity holdings. The market subsequently had a "War Rally", and our new equity positions allowed the fund to benefit. In addition, several of our fixed income holdings have reached maturity, and we are also placing this cash into equities. Our asset mix is being structured to take advantage of what we believe to be a substantial recovery in stock prices.

     One of the pleasures of this market is the vast array of quality companies that are selling at historically low valuations. Many of America's greatest corporations are selling at prices not seen for five years. The companies have spent the last two years getting lean and mean. Many of these companies have reduced their workforce by 25%.1 We believe that the outcome of all this is clear: any uptick in sales will mean a large and meaningful increase in profits. The conflict in Iraq has been the major problem in the world economic landscape for the past year. It has been resolved in a positive manner, and we feel that a major benefit of this will be a substantial drop in oil prices. We believe that such a drop in oil prices will act as an unofficial tax cut of sorts to the American public and also to American businesses. Companies in which oil is a major raw material for their products have been pummeled over the last eighteen months as oil prices remained at historically high levels.2 One need only look to the fate of the airlines and companies such as Goodyear Tire to see the damages wrought by high oil prices.

     In short, we are positive on the United States equity markets. We continue our theme of placing our equity buys in the sectors most levered to an economic recovery: the financials, media, retail and selected technology shares.


Hal Eddins
Capital Investment Counsel




1.Source:  Merrill Lynch, April 2003
2.Source:  Standard and Poors, October 2002



________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                               CAPITAL VALUE FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1993 to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------------------------------
               Capital     60% S&P 500 Total Return Index
                Value         40% Lehman Brothers           S&P 500 Total         Lehman Brothers
                Fund          Aggregate Bond Index          Return Index       Aggregate Bond Index
--------------------------------------------------------------------------------------------------------

3/31/1993      10,000                  10,000                  10,000                  10,000
9/30/1993       9,925                  10,398                  10,308                  10,533
3/31/1994      10,139                  10,564                  10,147                  10,237
9/30/1994      10,409                  10,490                  10,688                  10,193
3/31/1995      11,038                  11,335                  11,727                  10,748
9/30/1995      12,307                  12,971                  13,868                  11,627
3/31/1996      12,822                  14,058                  15,491                  11,907
9/30/1996      13,220                  14,891                  16,687                  12,196
3/31/1997      13,729                  16,135                  18,563                  12,492
9/30/1997      17,341                  17,873                  23,436                  13,381
3/31/1998      18,244                  19,719                  27,473                  13,989
9/30/1998      17,752                  19,561                  25,557                  14,921
3/31/1999      20,920                  21,639                  32,544                  14,897
9/30/1999      21,288                  20,358                  32,662                  14,867
3/31/2000      30,686                  24,846                  38,383                  15,176
9/30/2000      26,869                  26,512                  37,001                  15,906
3/31/2001      21,843                  27,809                  30,063                  17,078
9/30/2001      19,171                  30,625                  27,151                  17,966
3/31/2002      20,691                  26,454                  30,135                  17,991
9/30/2002      16,165                  25,526                  21,589                  19,511
3/31/2003      16,559                  25,463                  22,673                  20,094



This graph depicts the performance of the Capital Value Fund (the "Fund") versus a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index, the S&P 500 Total Return Index, and the Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

   ------------------------------ -------------- ------------ ------------
                                     One Year     Five Years    Ten Years
   ------------------------------ -------------- ------------ ------------
            No Sales Load            (19.97)%       (1.92)%      5.55 %
   ------------------------------ -------------- ------------ ------------
      3.50% Maximum Sales Load       (22.77)%       (2.62)%      5.17 %
   ------------------------------ -------------- ------------ ------------

>> The graph assumes an initial $10,000 investment at March 31, 1993 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund would have increased to $16,559 - a cumulative total investment return of 65.59% since March 31, 1993. Without the deduction of the 3.50% maximum sales load, the value of the Fund would have increased to $17,160 - a cumulative total investment return of 71.60% since March 31, 1993. The sales load may be reduced or eliminated for larger purchases.

>> At March 31, 2003, the value of a similar investment in a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index would have increased to $25,463 - a cumulative total investment return of 154.63% since March 31, 1993; a similar investment in the S&P 500 Total
     Return Index would have increased to $22,673 - a cumulative total investment return of 126.73% since March 31, 1993; and a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $20,094
     - a cumulative total investment return of 100.94% since March 31, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 46.77%

  Auto & Trucks - 2.77%
   (a)General Motors Corporation ..................................................                   3,000             $   100,860
                                                                                                                        -----------

  Computers - 2.88%
   (a)EMC Corporation .............................................................                  10,000                  72,300
   (a)Sun Microsystems, Inc. ......................................................                  10,000                  32,600
                                                                                                                        -----------
                                                                                                                            104,900
                                                                                                                        -----------
  Computer Software & Services - 11.74%
   (a)Cisco Systems, Inc. .........................................................                  23,000                 296,700
   (a)Oracle Corporation ..........................................................                  12,000                 130,080
                                                                                                                        -----------
                                                                                                                           426,780
                                                                                                                        -----------
  Electronics - Semiconductor - 3.42%
      Cree Inc. ...................................................................                   2,000                  37,040
      Novellus Systems Inc. .......................................................                   2,000                  54,540
      Texas Instruments Incorporated ..............................................                   2,000                  32,740
                                                                                                                        -----------
                                                                                                                           124,320
                                                                                                                        -----------
  Entertainment - 2.09%
   (a)AOL Time Warner Inc. ........................................................                   7,000                  76,020
                                                                                                                        -----------

  Financial - Banks, Money Center - 2.82%
      Citigroup, Inc. .............................................................                   1,000                  34,450
      Wachovia Corporation ........................................................                   2,000                  68,140
                                                                                                                        -----------
                                                                                                                            102,590
                                                                                                                        -----------
  Financials - Securities Brokers - 8.33%
   (a)J.P. Morgan Chase & Co. .....................................................                   5,000                 118,550
      LaBranche & Co., Inc. .......................................................                   2,000                  36,760
      Merrill Lynch & Co. .........................................................                   2,000                  70,800
   (a)Morgan Stanley ..............................................................                   2,000                  76,700
                                                                                                                        -----------
                                                                                                                            302,810
                                                                                                                        -----------
  Oil & Gas - 2.09%
   (a)Schlumberger, Ltd. ..........................................................                   2,000                  76,020
                                                                                                                        -----------

  Pharmaceuticals - 1.72%
      Pfizer, Inc. ................................................................                   2,000                  62,320
                                                                                                                        -----------

  Retail - Specialty - 1.35%
   (a)Albertsons Inc. .............................................................                   1,500                  28,275
      Circuit City Stores - Circuit City Group ....................................                   4,000                  20,800
                                                                                                                        -----------
                                                                                                                            49,075
                                                                                                                        -----------

  Ship Building & Repairing - 2.27%
      General Dynamics Corporation ................................................                   1,500                  82,605
                                                                                                                        -----------




                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

  Telecommunications - 4.09%
   (a)Lucent Technologies Inc. ..................................................                     8,500             $    12,495
   (a)L-3 Communications Holdings Inc. ..........................................                     2,000                  80,340
      Nokia Oyj - ADR ...........................................................                     4,000                  56,040
                                                                                                                        -----------
                                                                                                                            148,875
                                                                                                                        -----------

  Utilities - Electrical - 1.20%
      Duke Energy Corp. .........................................................                     3,000                  43,620
                                                                                                                        -----------


     Total Common Stocks (Cost $2,383,102) ..............................................................                 1,700,795
                                                                                                                        -----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest      Maturity
                                                                     Principal         Rate          Date
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 48.05%

A T & T Corporation ............................................    $   50,000        7.500%       06/01/06                  52,687
A T & T Corporation ............................................        50,000        8.125%       01/15/22                  49,875
A T & T Corporation ............................................        50,000        8.125%       07/15/24                  49,938
A T & T Corporation ............................................       100,000        8.625%       12/01/31                 102,875
Anheuser-Busch Companies, Inc. .................................        25,000        9.000%       12/01/09                  32,462
Archer Daniels Midland Corporation .............................       100,000        6.250%       05/15/03                 100,574
Archer Daniels Midland Corporation .............................        25,000        8.875%       04/15/11                  32,071
BellSouth Telecommunications ...................................        50,000        6.250%       05/15/03                  50,295
BellSouth Telecommunications ...................................        50,000        7.000%       02/01/05                  54,475
BellSouth Telecommunications ...................................       125,000        6.750%       10/15/33                 128,438
The Boeing Company .............................................       150,000        8.750%       09/15/31                 188,619
The Coca-Cola Company ..........................................        70,000        8.500%       02/01/22                  91,183
Du Pont (E.I.) De Nemours & Company ............................        50,000        8.125%       03/15/04                  53,223
General Electric Capital Corporation ...........................       100,000        8.750%       05/21/07                 120,789
International Business Machines ................................        50,000        8.375%       11/01/19                  64,063
Morgan Stanley Group, Inc. .....................................        75,000        7.500%       02/01/24                  79,616
Pacific Bell ...................................................       100,000        6.250%       03/01/05                 107,747
United Parcel Service of America ...............................        50,000        8.375%       04/01/20                  64,884
US West Communications Group ...................................        50,000        6.875%       09/15/33                  42,250
Wachovia Corporation ...........................................        75,000        6.375%       04/15/03                  75,127
Wal-Mart Stores, Inc. ..........................................        25,000        6.500%       06/01/03                  25,210
Wal-Mart Stores, Inc. ..........................................       150,000        8.875%       06/29/11                 152,966
Wal-Mart Stores, Inc. ..........................................        25,000        8.500%       09/15/24                  28,109
                                                                                                                        -----------

     Total Corporate Obligations (Cost $1,571,625) ........................................................              1,747,476
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 2.22%

      Government and Agency Portfolio - Institutional Class ..........................               57,053             $    57,053
      Liquid Assets Portfolio - Institutional Class ..................................               23,808                  23,808
                                                                                                                        -----------

           Total Investment Companies (Cost $80,861) .................................                                       80,861
                                                                                                                        -----------


Total Value of Investments (Cost $4,035,588 (b)) .....................................                97.04 %           $ 3,529,132
Other Assets Less Liabilities ........................................................                 2.96 %               107,754
                                                                                                   --------             -----------
      Net Assets .....................................................................               100.00 %           $ 3,636,886
                                                                                                   ========             ===========

      (a)  Non-income producing investment.

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation .....................................................................................           $   464,995
Unrealized depreciation .....................................................................................              (971,451)
                                                                                                                        -----------

           Net unrealized depreciation ......................................................................           $  (506,456)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt


















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $4,035,588) .........................................................                 $ 3,529,132
      Cash ............................................................................................                       1,256
      Income receivable ...............................................................................                      32,855
      Receivable for investments sold .................................................................                     101,294
      Receivable for fund shares sold .................................................................                       1,903
      Prepaid expenses ................................................................................                       3,036
                                                                                                                        -----------

           Total assets ...............................................................................                   3,669,476
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      29,813
      Payable for fund shares redeemed ................................................................                         725
      Other liability .................................................................................                       2,052
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,590
                                                                                                                        -----------

NET ASSETS
      (applicable to 422,768 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 3,636,886
                                                                                                                        ===========

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($3,636,886 / 422,768 shares) ...................................................................                 $      8.60
                                                                                                                        ===========

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $8.60) ...........................................................................                 $      8.91
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,372,420
      Accumulated net realized loss on investments ....................................................                  (2,229,078)
      Net unrealized depreciation on investments ......................................................                    (506,456)
                                                                                                                        -----------
                                                                                                                        $ 3,636,886
                                                                                                                        ===========
















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2003


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $   143,029
           Dividends .....................................................................................                   32,633
                                                                                                                        -----------

               Total income ..............................................................................                  175,662
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   30,877
           Fund administration fees (note 2) .............................................................                    9,006
           Distribution and service fees - Investor Class Shares (note 3) ................................                   25,217
           Custody fees ..................................................................................                    1,766
           Registration and filing administration fees (note 2) ..........................................                    3,335
           Fund accounting fees (note 2) .................................................................                   27,515
           Audit fees ....................................................................................                   25,950
           Legal fees ....................................................................................                    5,407
           Securities pricing fees .......................................................................                    6,117
           Shareholder recordkeeping fees ................................................................                   18,000
           Other accounting fees (note 2) ................................................................                   14,999
           Shareholder servicing expenses ................................................................                    3,188
           Registration and filing expenses ..............................................................                    7,592
           Printing expenses .............................................................................                      422
           Trustee fees and meeting expenses .............................................................                    4,316
           Other operating expenses ......................................................................                    4,278
                                                                                                                        -----------

               Total expenses ............................................................................                  187,985
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (12,323)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (2,229,080)
      Decrease in unrealized depreciation on investments .................................................                  696,798
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,532,282)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(1,544,605)
                                                                                                                        ===========










See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years Ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                    $    (12,323)         $    (32,633)
         Net realized (loss) gain from investment transactions ..............                      (2,229,080)               23,133
         Decrease (increase) in unrealized depreciation on investments ......                         696,798              (589,869)
                                                                                                 ------------          ------------

              Net decrease in net assets resulting from operations ..........                      (1,544,605)             (599,369)
                                                                                                 ------------          ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                         (15,637)             (266,478)
                                                                                                 ------------          ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                      (4,545,491)           (1,533,436)
                                                                                                 ------------          ------------

                     Total decrease in net assets ...........................                      (6,105,733)           (2,399,283)

NET ASSETS

     Beginning of year ......................................................                       9,742,619            12,141,902
                                                                                                 ------------          ------------

     End of year ............................................................                    $  3,636,886          $  9,742,619
                                                                                                 ============          ============


(a) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                        2003                                     2002

                                                              Shares              Value                Shares               Value
                                                            ------------------------------------------------------------------------
Shares sold .........................................         10,225           $    92,140             42,946           $   481,631

                                                              11,980               107,746             67,172               747,870

Shares redeemed .....................................       (492,633)           (4,653,237)          (202,292)           (2,281,306)
                                                         -----------           -----------        -----------           -----------

     Net decrease ...................................       (480,653)          $(4,545,491)          (135,120)          $(1,533,436)
                                                         ===========           ===========        ===========           ===========






See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                    For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $     10.78    $     11.69    $     20.98     $    15.32    $     14.51

  (Loss) income from investment operations
       Net investment (loss) income .....................        (0.03)         (0.04)         (0.01)          0.01           0.06
       Net realized and unrealized (loss) gain on investments    (2.11)         (0.58)         (5.70)          6.99           2.02
                                                           -----------    -----------    -----------    -----------    -----------

           Total from investment operations .............        (2.14)         (0.62)         (5.71)          7.00           2.08
                                                           -----------    -----------    -----------    -----------    -----------

  Distributions to shareholders from
       Net investment income ............................         0.00           0.00           0.00          (0.01)         (0.06)
       Net realized gain from investment transactions ...        (0.04)         (0.29)         (3.58)         (1.33)         (1.21)
                                                           -----------    -----------    -----------    -----------    -----------

           Total distributions ..........................        (0.04)         (0.29)         (3.58)         (1.34)         (1.27)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      8.60    $     10.78    $     11.69    $     20.98    $     15.32
                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................       (19.97)%        (5.28)%       (28.82)%        46.68 %        14.67 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year .............................. $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247    $11,056,274
                                                           ===========    ===========    ===========    ===========    ===========


    Ratio of expenses to average net assets ..............        3.65 %         2.48 %         1.99 %         1.95 %         2.15 %

    Ratio of net investment (loss) income to average net assets  (0.24)%        (0.30)%        (0.05)%         0.06 %         0.40 %

    Portfolio turnover rate ..............................       27.48 %        12.57 %        55.35 %        34.93 %        70.65 %


(a) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $1,930,710, which expire in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $12,323 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.




                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2003, the Distributor retained sales charges in the amount of $351.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $25,217 of such expenses under the Plan for the year ended March 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,184,711 and $3,347,776, respectively, for the year ended March 31, 2003.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

          For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.04 per share in distributions for the year ended March 31, 2003, all represent long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.




















                                                                    (Continued)

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Capital Value Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------










                                                                                                                         (Continued)


                                                         CAPITAL VALUE FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------










                                                                                                                        (Continued)


                                                         CAPITAL VALUE FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of the Capital Value Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II





                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2003




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                                Atlanta, GA 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863






This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

EARNEST PARTNERS
________________________________________________________________________________
                            75 FOURTEENTH STREET - SUITE 2300 ATLANTA, GA  30309
                                             (404) 815-8772 - FAX (404) 815-8948
                                               E-MAIL INVEST@EARNESTPARTNERS.COM
                                                         WWW.EARNESTPARTNERS.COM



May 21, 2003


Dear Shareholders of the EARNEST Partners Fixed Income Trust:

     Enclosed for your review is the annual report for the EARNEST Partners Fixed Income Trust (the "Fund") for the fiscal year ended 31 March 2003. For the fiscal year, the Fund was up 13.30%. Since our last annual report, the bond market has been on a roller coaster. At 3/31/02, the yield of the 10-year Treasury note was 5.43%, but a year later it had fallen by 1.62% to 3.81%, a level unseen since the early 1960s. A year ago, the Federal Reserve's target for the Fed Funds rate was 1.75% but it now stands at 1.25%. Interest rates in general are lower in response to the weak economy. With interest rates falling so hard and fast, our preference for call protection worked in our favor.

     While rates for Treasury issues worked their way lower, spreads on riskier but still investment grade debt, went to extremes, widening last summer as corporate titans like WorldCom went bankrupt. Then, as the ripples from the summer's disasters and near disasters faded away, spreads began a return to normalcy, ending the fiscal year a shade tighter than where they began it. The problem faced by the investment grade bond market, as measured by benchmarks such as the Lehman Aggregate Bond Index, was that many of the names that began the year as investment grade did not finish as such and were consequently no longer to be found in the index. Our focus on capital preservation, manifested through a high quality portfolio, worked in our favor.

     Given the tumultuous year of the bond market, we are pleased with the Fund's performance and hope that you are too. As always, we will continue to apply our time-tested process. Thank you for your continued faith in our management.

Very truly yours,

/s/ Douglas Folk

EARNEST Partners Limited, LLC
Douglas Folk, CFA
Partner




--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
--------------------------------------------------------------------------------

                       EARNEST Partners Fixed Income Trust

                     Performance Update - $50,000 Investment

              For the period from March 31, 1993 to March 31, 2003


[Line Graph Here]:

--------------------------------------------------------------------------------
                EARNEST Partners     Lehman Brothers        Lipper Imtermediate
                  Fixed Income        Aggregate Bond       Investment Grade Debt
                     Trust                Index                 Fund Index
--------------------------------------------------------------------------------
3/31/1993           50,000               50,000                   50,000
9/30/1993           52,771               52,665                   52,615
3/31/1994           50,729               51,186                   51,205
9/30/1994           50,362               50,967                   50,918
3/31/1995           53,128               53,740                   53,278
9/30/1995           57,077               58,134                   57,294
3/31/1996           58,812               59,536                   58,636
9/30/1996           60,629               60,982                   59,894
3/31/1997           61,974               62,460                   61,226
9/30/1997           65,735               66,906                   65,288
3/31/1998           68,117               69,947                   67,791
9/30/1998           73,562               74,607                   71,929
3/31/1999           72,183               74,487                   71,720
9/30/1999           71,690               74,334                   71,443
3/31/2000           73,241               75,882                   72,712
9/30/2000           76,120               79,530                   75,815
3/31/2001           81,634               85,390                   81,323
9/30/2001           84,947               89,832                   85,234
3/31/2002           84,343               89,956                   85,268
9/30/2002           93,399               97,554                   90,475
3/31/2003           95,557              100,468                   94,019



This graph depicts the performance of the EARNEST Partners Fixed Income Trust (the "Fund") versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

             ------------------ -------------- --------------
                  One Year        Five Years      Ten Years
             ------------------ -------------- --------------
                   13.30 %          7.00 %         6.69 %
             ------------------ -------------- --------------


>> The graph assumes an initial $50,000 investment at March 31, 1993. All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund would have increased to $95,557 - a cumulative total investment return of 91.11% since March 31, 1993.

>> At March 31, 2003, the value of a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $100,468 - a cumulative total investment return of 100.94%; and a similar investment in the Lipper Intermediate Investment Grade Debt Fund Index would have increased to $94,019 - a cumulative total investment return of 88.04% since March 31, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity             Value
                                                                 Principal            Rate                Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.87%

      A.I.D. - Equador ....................................... $   60,976            7.050%             05/01/15        $    71,838
      A.I.D. - Ivory Coast ...................................    155,880            8.100%             12/01/06            168,632
      A.I.D. - Peru ..........................................     94,288            8.350%             01/01/07             94,959
      Attransco Title XI .....................................    334,858            6.120%             04/01/08            360,977
      B.A.L.T. Conway Partnership Title XI ...................     38,865           10.750%             11/15/03             39,885
      Federal Agricultural Mortgage Corporation
           Series AM-1003 ....................................    569,303            6.820%             04/25/13            624,247
      Federal Home Loan Bank .................................    500,000            2.125%             12/15/04            504,152
      Federal Home Loan Mortgage Corp ........................    400,000            5.750%             03/15/09            450,837
      Federal Home Loan Mortgage Corp ........................    250,000            5.750%             01/15/12            279,995
      Federal National Mortgage Association ..................    250,000            3.250%             11/15/07            253,718
      Federal National Mortgage Association
           REMIC Trust 2003-T1 ...............................    247,792            3.807%             11/25/12            248,737
      Government National Mortgage Association
           REMIC Trust 2003-16 ...............................    398,273            3.130%             04/16/16            403,065
           REMIC Trust 2003-22 ...............................    250,000            2.750%             06/16/21            248,973
           REMIC Trust 2002-83 ...............................    295,586            3.313%             04/16/17            300,634
           REMIC Trust 2002-85 ...............................    197,646            3.293%             11/16/18            199,810
           REMIC Trust 2002-94 ...............................    397,602            3.500%             12/16/18            405,292
      Lawrence Steamship Company Title XI ....................     37,645            7.270%             09/01/03             38,046
      Perforadora Cent SA de CV Shipping .....................    250,000            5.240%             12/15/18            257,373
      Small Business Administration 2002-10F .................    500,000            3.940%             11/01/12            509,877
      Small Business Administration 2003-10B .................    245,000            3.390%             03/01/13            242,641
      Small Business Administration 1998-20B .................    706,616            6.150%             02/01/18            772,013
      Small Business Administration 2002-20J .................  1,000,000            4.750%             10/01/22          1,006,604
      Small Business Administration 2003-20C .................    250,000            4.500%             03/01/23            244,932
      US Treasury Note .......................................    250,000            3.000%             11/15/07            253,437
      US Treasury Note .......................................    250,000            4.000%             11/15/12            253,613
                                                                                                                       ------------

           Total U.S. Government and Agency Obligations (Cost $7,982,127) ......................................          8,234,287
                                                                                                                       ------------

U.S. GOVERNMENT INSURED OBLIGATIONS - 3.29%

      Federal Housing Authority Project Loan
           Downtowner Apartments .............................    122,136            8.375%             11/01/11            137,549
           Reilly #046 .......................................     96,814            6.970%             06/01/14             97,955
           USGI #87 ..........................................    211,927            7.430%             08/01/23            217,378
                                                                                                                       ------------

           Total U.S. Government Insured Obligations (Cost $434,923) ...........................................            452,882
                                                                                                                       ------------




                                                                                                                         (Continued)



                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest            Maturity            Value
                                                                 Principal            Rate                Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 25.95%

      Atlantic City Electric Funding Series 2002-1 ..........   $ 150,000            2.89%              07/20/10       $    152,126
      California Infrastructure SCE Series 1997-1 ...........     250,000            6.38%              09/25/08            272,622
      California Infrastructure SDG&E Series 1997-1 .........     250,000            6.37%              12/25/09            282,485
      Connecticut RRB Series 2001-1 .........................     250,000            5.36%              03/30/07            260,446
      Continental Airlines Inc. 1996-2 ......................     366,424            7.75%              01/02/16            282,971
      Delta Airlines PT 2000-1 ..............................     160,933            7.37%              11/18/11            150,417
      General American Transportation .......................     150,000            8.23%              02/24/05            141,714
      General Motors Acceptance Corp ........................     250,000            6.87%              09/15/11            247,034
      Illinois Power Trust Series 1998-1 ....................     200,000            5.54%              06/25/09            218,687
      Massachusetts RBB Trust 1999-BEC1 .....................     200,000            7.03%              03/15/12            234,957
      National Rural Utilities Co-op ........................     250,000            3.87%              02/15/08            253,280
      Norfolk Southern Railway ..............................     250,000            5.95%              04/01/08            278,673
      PECO Energy Bonds Series 2000-A .......................     150,000            7.62%              03/01/10            178,901
      PP&L Transition Bonds Series 1999-1 ...................     250,000            7.15%              06/25/09            292,197
      Public Service New Hampshire Series 2001-1 ............     280,000            6.48%              05/01/15            322,898



           Total Corporate Obligations (Cost $3,623,394) ................................                                 3,569,408
                                                                                                                       ------------

PRIVATE MORTGAGE BACKED SECURITY - 0.01%

      National Housing Partnership Series 93-A ..............       1,351            9.50%              05/01/03              1,346
                  (Cost $1,351)                                                                                        ------------

INVESTMENT COMPANIES - 5.83%                                                                            Shares
                                                                                                        ------

      AIM Short Term Prime Fund A .......................................................               490,000             490,000
      Performance Funds Money Market A ..................................................               311,817             311,817
                                                                                                                       ------------

           Total Investment Companies (Cost $801,817) ...................................                                   801,817
                                                                                                                       ------------

Total Value of Investments (Cost $12,843,612 (a)) .......................................                94.95 %       $ 13,059,740
Other Assets less Liabilities ...........................................................                 5.05 %            694,818
                                                                                                       -------         ------------

      Net Assets ........................................................................               100.00 %       $ 13,754,558
                                                                                                       =======         ============


      (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ......................................................                              $    333,805
           Unrealized depreciation ......................................................                                  (117,677)
                                                                                                                       ------------
               Net unrealized appreciation ..............................................                              $    216,128
                                                                                                                       ============

See accompanying notes to financial statements



                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $12,843,612) ........................................................                $ 13,059,740
      Income receivable ...............................................................................                     121,712
      Receivable for fund shares sold .................................................................                   1,099,968
      Prepaid expenses ................................................................................                       2,364
      Due from advisor (note 2) .......................................................................                      14,346
                                                                                                                       ------------

           Total assets ...............................................................................                  14,298,130
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                       8,726
      Payable for investment purchases ................................................................                     528,474
      Disbursements in excess of cash on demand deposit ...............................................                       6,372
                                                                                                                       ------------

           Total liabilities ..........................................................................                     543,572
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,264,684 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 13,754,558
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($13,754,558 / 1,264,684 shares) ................................................................                $      10.88
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 13,700,261
      Accumulated net realized loss on investments ....................................................                    (161,831)
      Net unrealized appreciation on investments ......................................................                     216,128
                                                                                                                       ------------
                                                                                                                       $ 13,754,558
                                                                                                                       ============




















See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2003


NET INVESTMENT INCOME

      Income
           Interest ......................................................................................             $    410,717
           Dividends .....................................................................................                    7,247
                                                                                                                       ------------

               Total income ..............................................................................                  417,964
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   36,665
           Fund administration fees (note 2) .............................................................                   10,185
           Custody fees ..................................................................................                    4,051
           Registration and filing administration fees (note 2) ..........................................                    2,506
           Fund accounting fees (note 2) .................................................................                   27,815
           Audit fees ....................................................................................                   16,800
           Legal fees ....................................................................................                    8,157
           Securities pricing fees .......................................................................                    3,330
           Shareholder recordkeeping fees ................................................................                   18,000
           Other accounting fees (note 2) ................................................................                   13,816
           Shareholder servicing expenses ................................................................                    3,518
           Registration and filing expenses ..............................................................                    5,108
           Printing expenses .............................................................................                    1,248
           Trustee fees and meeting expenses .............................................................                    4,310
           Other operating expenses ......................................................................                    5,043
                                                                                                                       ------------

               Total expenses ............................................................................                  160,552
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (76,754)
                    Investment advisory fees waived (note 2) .............................................                  (36,665)
                                                                                                                       ------------

               Net expenses ..............................................................................                   47,133
                                                                                                                       ------------

                    Net investment income ................................................................                  370,831
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  187,670
      Decrease in unrealized depreciation on investments .................................................                  310,858
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                  498,528
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $    869,359
                                                                                                                       ============






See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years Ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment income ..............................................                    $    370,831          $    345,716
         Net realized gain from investment transactions .....................                         187,670                24,224
         Decrease (increase) in unrealized depreciation on investments ......                         310,858              (162,667)
                                                                                                 ------------          ------------

              Net increase in net assets resulting from operations ..........                         869,359               207,273
                                                                                                 ------------          ------------

     Distributions to shareholders from
         Net investment income ..............................................                        (370,980)             (345,678)
                                                                                                 ------------          ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (a)            7,464,704              (700,719)
                                                                                                 ------------          ------------

                     Total increase (decrease) in net assets ...............                        7,963,083              (839,124)

NET ASSETS

     Beginning of year .....................................................                        5,791,475             6,630,599
                                                                                                 ------------          ------------

     End of year (including undistributed net investment income ............                     $ 13,754,558          $  5,791,475
                  of $0 in 2003 and $43 in 2002)                                                 ============          ============


(a) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                       2003                                     2002

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ..........................................       819,037          $ 8,857,334               40,696          $   415,787

Shares issued for reinvestment of distributions ......        27,707              296,137               29,697              305,024
                                                         -----------          -----------          -----------          -----------

                                                             846,744            9,153,471               70,393              720,811

Shares redeemed ......................................      (156,796)          (1,688,767)            (138,076)          (1,421,530)
                                                         -----------          -----------          -----------          -----------

     Net increase (decrease) .........................       689,948          $ 7,464,704              (67,683)         $  (700,719)
                                                         ===========          ===========          ===========          ===========





See accompanying notes to financial statements





                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                    For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $     10.08    $     10.32    $      9.84    $     10.30    $     10.31

  Income from investment operations
      Net investment income .............................         0.51           0.59           0.61           0.60           0.62
      Net realized and unrealized gain (loss) on investments      0.80          (0.24)          0.48          (0.46)         (0.01)
                                                           -----------    -----------    -----------    -----------    -----------

            Total from investment operations ............         1.31           0.35           1.09           0.14           0.61
                                                           -----------    -----------    -----------    -----------    -----------

  Distributions to shareholders from
      Net investment income .............................        (0.51)         (0.59)         (0.61)         (0.60)         (0.62)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      10.88   $     10.08    $     10.32    $      9.84    $     10.30
                                                           ============   ===========    ===========    ===========    ===========

Total return ............................................         13.30 %        3.32 %        11.46 %         1.47 %         5.97 %
                                                           ============   ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of year ...........................  $ 13,754,558   $ 5,791,475    $ 6,630,599    $ 8,193,248    $11,466,770
                                                           ============   ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
            Before expense reimbursements and waived fees          1.97 %        2.44 %         1.99 %         1.57 %         1.22 %
            After expense reimbursements and waived fees           0.58 %        0.90 %         0.90 %         0.90 %         0.90 %

       Ratio of net investment income to average net assets
            Before expense reimbursements and waived fees          3.16 %        4.12 %         4.96 %         5.26 %         5.53 %
            After expense reimbursements and waived fees           4.55 %        5.65 %         6.05 %         5.93 %         5.85 %

       Portfolio turnover rate ..........................         74.35 %       23.87 %         7.68 %        15.41 %        50.90 %



See accompanying notes to financial statements

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The EARNEST Partners Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., Eastern time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

               The financial statements include securities valued at $549,187 (3.99% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $161,831, $70,384 of which expires in the year 2004, and $91,447 of which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.



                                                                    (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

          D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

          The Advisor voluntarily waived all or a portion of its fee and reimbursed expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund for the period from April 1, 2002 through September 30, 2002. Beginning October 1, 2002, the Advisor agreed to voluntarily reimburse expenses to limit total Fund operating expenses going forward to 0.40% of average daily net assets. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $36,665 ($0.05 per share) and has reimbursed expenses totaling $76,754 for the year ended March 31, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.



                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $12,141,863 and $6,025,473, respectively, for the year ended March 31, 2003.














































                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the EARNEST Partners Fixed Income Trust ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.


-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------











                                                                                                                         (Continued)


                                                 EARNEST Partners Fixed Income Trust

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------









                                                                                                                        (Continued)


                                                 EARNEST Partners Fixed Income Trust

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of EARNEST Partners Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of the EARNEST Partners Fixed Income Trust (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Annual Report 2003





                                                                  Balanced Fund
                                                                    Equity Fund
                                                             Small Company Fund
                                                      International Equity Fund
                                                                   Mid-Cap Fund

                                                                 March 31, 2003


[Logo Here]
BROWN CAPITAL MANAGEMENT



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

For more information about the Funds, including charges and expenses, call the Funds for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

Legend

The statistical information provided in this report was provided by:

1    "Too Much Company," published by Morgan Stanley: US Investment Perspectives
     - December 18, 2002

2 "Questioning the Theory of Relativity," published by Morgan Stanley: US Investment Perspectives - November 14, 2002


o    S&P Data as of 3/31/03 provided by Morningstar's Principia Pro Database

o Russell Data including Russell 1000, 1000 Growth, 1000 Value, 2000, 2000 Growth, Mid Cap and Mid Cap Growth provided for 3/31/03 and 12/31/02 by Morningstar's Principia Pro Database.

o Lipper data provided by LANA Fund Analyzer referencing peer group averages from general equities download for 3/31/03.

o Morningstar Data provided by Principia Pro, all category averages noted from 3/31/03 releases.

o MSCI data including EAFE and All Country World ex US indices as of 3/31/03 from MSCI web site.

o Ibbotson and Sinquefeld (now Ibbotson Associates) provided historical "Common Stock" data for time periods 1929 - 1932 as noted in the "Introduction."

Regarding the "Outlook" sections of this report:

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from thee projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences. In addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving part of the funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

Table of Contents






Introduction...................................................................4
Balanced Fund..................................................................6
Equity Fund...................................................................23
Small Company Fund............................................................40
International Equity Fund.....................................................57
Mid-Cap Fund..................................................................76














For More Information on Your Brown Capital Management (BCM) Mutual Funds:

See Our Web site @ www.browncapital.com
                       or
Call   Our   Shareholder    Services   Group   Toll-Free   at    1-877-892-4BCM,
(1-877-892-4226)



Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Introduction

The recent calendar year, 2002, will certainly go down in the history books for reasons we are all painfully aware. Last year not only stands out on its own, but was especially painful when combined with 2000 and 2001. As the year progressed, I periodically asked our investment teams the following questions--(1) Do you feel sad, blue, unhappy or down in the dumps? (2) Do you feel tired, having little energy, unable to concentrate? (3) Do you feel uneasy, restless or irritable? (4) Do you have trouble sleeping or eating (too little or too much)? (5) Do you feel inadequate, like a failure or that nobody likes you anymore? (6) Do you feel that things always go or will go wrong no matter how hard you try? As you may have figured out, this line of questioning is part of a screening test for clinical depression. The possible responses range from "never" and "rarely" at one end of the spectrum, to "very often" and "most of the time" at the other end. There would have been cause for real concern if our team's responses had been at either extreme. Fortunately, the team members' answers, "sometimes," were in the safe zone. There are at least three explanations. First, I lived through the 1973-74 market debacle, a back-to-back decline of 37.3%, and was able to impart valuable wisdom and perspective. Second, we are well grounded with a consistent, disciplined, and proven (over time) investment approach. Third, we realize that over the past three years the market has favored the value style of investing over the growth style.

In a recent piece, Steve Galbraith of Morgan Stanley makes some noteworthy points that have not been commonly discussed. They add credence to 2002 deserving a place in the history books -- (1) 75% of all stocks in the S&P 500 declined, and 97% of all technology stocks declined; (2) risk premiums rose, and P/E multiples contracted. The market had previously enjoyed almost 20 years of multiple expansion. (3) There was no place to hide, as every single sector in the S&P 500 declined.1

You have undoubtedly heard, or read ad nauseam about the fact that there has only been one time in history when there were four consecutive years of decline in the U.S. stock market. However, the tables below offer perspective on the market performance over the past three years compared with the great depression and performance of growth versus value over the past three years. The Russell indices are used to illustrate the latter comparison. The gap is dramatic and traumatic!

________________________________________________________________________________
                      Consecutive Years of Market Declines

____________________________________    ________________________________________
       Year              Stocks              Year                S&P 500
____________________________________    ________________________________________
1929                      -8.40%        2000                      -9.40%
1930                     -24.90%        2001                     -11.87%
1931                     -43.30%        2002                     -22.11%
Cumulative '29 -'31      -61.00%        Cumulative '00 - '02     -37.87%
1932                      -8.20%        2003                        ?
____________________________________    ________________________________________

                                Growth Vs. Value
            _________________________________________________________
              Year     Russell 1000 Value         Russell 1000 Growth
            _________________________________________________________
            2000            7.01%                       -22.42%
            2001           -5.59%                       -20.42%
            2002          -15.52%                       -27.88%
            Cumulative    -14.65%                       -55.47%
            _________________________________________________________

The bottom-line: growth has been out of favor for the past three years. We are growth managers, but with the distinction, Growth At A Reasonable Price (GARP). It should be no surprise that with our investment style that we have lagged core market indices, like the S&P 500, and some customized benchmarks with a significant value component.

The month of November 2002 deserves special mention. A significant portion of the relative performance lost for the year occurred in this one month. The market experienced one of the most severe "sector rotations," and resurgence of stock prices of fundamentally weak companies, in our view. Health Care, one of the better performing sectors through October, suffered the most damage. One of the worst performing sectors to that point, Technology, was the star in November. There was no fundamental basis to support this rotation.

Even though we were not personally in a state of clinical depression last year, certainly the market took its toll on a lot of kindred spirits. We are not ecstatic about the prospects for 2003, but our spirits have certainly been lifted, thus elation is a good description for our outlook. We think a low double-digit equity investment return in 2003 is highly likely. The fundamental underpinnings are in place to support a positive view, favorable earnings comparisons, low inflation, improved psychology and confidence, and prospects for a tax cut.

There are two important issues that are likely to affect the stock market that we should comment on: (1) the impact of a low interest rate environment on corporate earnings growth, and (2) the impact of the potential elimination of double taxation of dividends. Galbraith of Morgan Stanley asked a very perceptive question in another recent piece: "What are the odds of the S&P generating 8% earnings growth in an environment that produces 4% long-term bond yields?"2 He goes on to present historical data going back to the 1930's of five year earnings growth achieved in various periods. When the long-term government bond yield has been in the 4 to 5% range (1959-66) S&P earnings grew at 6%. There have been numerous comments in the media that tax-free dividends will favor high yielding stocks. On the former, we do think that earnings growth will be harder to come by in a low interest rate environment, but that companies that can produce 12% earnings growth or better will be well-rewarded with premium valuations. On the latter point, we say, "Not so fast!" The last time we checked, stock prices are driven by a combination of earnings growth, dividend yield, and valuation. What companies are better positioned to start paying dividends or increase their payout ratios than companies that have healthy earnings growth, and healthy free cash flow?

In our view the potential for tax-free dividends bodes extremely well for growth companies. Managements attuned to increasing shareholder value will make the proper decisions regarding the use of free cash flow when deciding whether to increase dividends, repurchase their own shares, or make acquisitions.

Thank you for your continued confidence in our mutual funds during such a turbulent period. As long-term investors, the prospect of improving markets that allow us to best apply our stock picking skills excites us.

Balanced Fund

Performance

Your Balanced Fund trailed the blended unmanaged index, 75% S&P 500 and 25% Lehman Government/Credit Index and delivered mixed results against peer groups, Lipper's Flexible Portfolio Fund Index and Morningstar's Large Cap Growth Category, for the Fund's fiscal year ending March 31, 2003. Seventy-five percent of your Balanced Fund is invested similar to the Brown Capital Management Equity Fund ("Equity Fund") that struggled over the past twelve months contributing to your Fund's underperformance.

Benchmark/Peer Group Insights

As noted each year in this report, we do not agree with the way Morningstar and Lipper benchmark your fund. We recognize that our 75% equity and 25% fixed income weighting is aggressive in the parlance of balanced funds typically defined as 60% equity and 40% fixed income. However, we believe the Balanced Fund remains well positioned to provide the exposure many balanced investors seek. More challenging for your Fund was an equity market that favored value stocks over growth stocks. As noted earlier, 75% of your portfolio is invested similar to the Equity Fund which espouses a Growth at a Reasonable Price (GARP) approach, which is decidedly "growth."

Portfolio Review

Since the lion's share of assets in this product are managed like our Equity Fund, that fund's annual report is likely to provide insights on stock selection that are useful. Conversely, we continue to manage a high quality and intermediate fixed income portfolio that, when combined with the equity portfolio, potentially results in a reduction of the stock market's volatility for investors less prepared for more than 75% equity exposure.

A very interesting development occurred in the fixed income markets during the past twelve months, most evident in the third quarter of last year. A significant amount of money has sought safety resulting in interest rates declining in all maturity ranges much more than expected. Also, spreads, that had narrowed, widened again as the sustainability of the economic recovery was called into question. Therefore, rather than upgrade the portfolio, we will remain where we are and opportunistically look for attractively valued "investment grade" bonds further down the quality scale. Additionally, since we think the bias in interest rates will remain the same or rise in the next few quarters, intermediate term bonds are the ones of preference.

Outlook

Balanced Fund investors can expect that the Fund will be managed in 2003 as it has been historically. In what is clearly a less robust economy, we believe your Fund is favorably positioned to capitalize on the market's volatility.

                          THE BROWN CAPITAL MANAGEMENT
                                  BALANCED FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1993 to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                     The Brown Capital           75% S&P 500 Total Return Index/
                   Management Balanced Fund      25% Lehman Gov't/CorpBond Index
--------------------------------------------------------------------------------
      3/31/1993            10,000                          10,000
      9/30/1993            10,403                          10,392
      3/31/1994            10,485                          10,180
      9/30/1994            10,806                          10,566
      3/31/1995            11,325                          11,483
      9/30/1995            13,552                          13,317
      3/31/1996            14,387                          14,599
      9/30/1996            15,172                          15,563
      3/31/1997            15,398                          17,042
      9/30/1997            18,678                          20,923
      3/31/1998            20,971                          24,110
      9/30/1998            19,446                          22,943
      3/31/1999            22,855                          28,143
      9/30/1999            22,275                          28,211
      3/31/2000            24,735                          32,585
      9/30/2000            26,044                          31,715
      3/31/2001            22,092                          26,824
      9/30/2001            19,579                          24,849
      3/31/2002            21,618                          27,069
      9/30/2002            16,601                          21,091
      3/31/2003            16,894                          22,070


This graph depicts the performance of The Brown Capital Management Balanced Fund (the "Fund") versus a combined index of 75% S&P 500 Total Return Index and 25% Lehman Government/Corporate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

              ----------------- ---------------- ----------------
                   One Year        Five Years        Ten Years
              ----------------- ---------------- ----------------
                  (21.85)%           (4.23)%           5.38 %
              ----------------- ---------------- ----------------



>> The graph assumes an initial $10,000 investment at March 31, 1993. All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund would have increased to $16,894 - a cumulative total investment return of 68.94% since March 31, 1993.

>> At March 31, 2003, the value of a similar investment in a combined index of 75% S&P Total Return Index and 25% Lehman Government/Corporate Bond Index would have grown to $22,070 - a cumulative total investment return of 120.70% since March 31, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 72.22%

      Automobiles & Components - 0.65%
           Harley-Davidson, Inc. ...............................................                     1,750                $   69,492
                                                                                                                          ----------

      Banks - 2.41%
           Fifth Third Bancorp .................................................                     2,800                   140,392
           Wells Fargo & Company ...............................................                     2,600                   116,974
                                                                                                                          ----------
                                                                                                                             257,366
                                                                                                                          ----------
      Capital Goods - 4.97%
           Equifax Inc. ........................................................                     3,025                    60,470
        (a)Fiserv, Inc. ........................................................                     5,070                   159,604
           General Electric Company ............................................                     3,565                    90,907
           Illinois Tool Works Inc. ............................................                     2,225                   129,384
           Lockheed Martin Corporation .........................................                     1,900                    90,345
                                                                                                                          ----------
                                                                                                                             530,710
                                                                                                                          ----------
      Industrials - 0.47%
        (a)Concord EFS, Inc. ...................................................                     5,300                    49,820
                                                                                                                          ----------

      Diversified Financials - 9.40%
           Chubb Corporation ...................................................                     1,700                    75,344
           Citigroup Inc. ......................................................                     6,866                   236,534
           Legg Mason Inc. .....................................................                     1,900                    92,606
           Merrill Lynch & Company, Inc. .......................................                     4,600                   162,840
           SLM Corporation .....................................................                       975                   108,147
           The Charles Schwab Corporation ......................................                    10,830                    78,193
           The Goldman Sachs Group, Inc. .......................................                     1,800                   122,544
           T. Rowe Price Group Inc. ............................................                     4,725                   128,095
                                                                                                                          ----------
                                                                                                                           1,004,303
                                                                                                                          ----------
      Energy - 1.68%
        (a)Pioneer Natural Resources Company ...................................                     3,500                    87,850
        (a)Smith International, Inc. ...........................................                     2,600                    91,598
                                                                                                                          ----------
                                                                                                                             179,448
                                                                                                                          ----------
      Food, Beverage, & Tobacco - 0.87%
           Altria Group Inc. ...................................................                     3,100                    92,876
                                                                                                                          ----------

      Food & Drug Retailing - 1.38%
        (a)Costco Wholesale Corporation ........................................                     2,300                    69,069
        (a)Express Scripts Inc. ................................................                     1,400                    77,952
                                                                                                                          ----------
                                                                                                                             147,021
                                                                                                                          ----------




                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Health Care Equipment & Services - 7.78%
           AmerisourceBergen Corporation .......................................                     2,200                $  115,500
           Biomet, Inc. ........................................................                     3,300                   101,145
           HCA Inc. ............................................................                     2,900                   119,944
           Health Management Associates, Inc. ..................................                     9,300                   176,700
        (a)Quest Diagnostics Incorporated ......................................                     1,100                    65,659
           Stryker Corporation .................................................                     1,700                   116,705
        (a)Zimmer Holdings, Inc. ...............................................                     2,792                   135,775
                                                                                                                          ----------
                                                                                                                             831,428
                                                                                                                          ----------
      Hotels Restaurants & Leisure - 1.80%
        (a)Carnival Corporation ................................................                     8,000                   192,880
                                                                                                                          ----------

      Insurance - 1.62%
           American International Group, Inc. ..................................                     3,500                   173,075
                                                                                                                          ----------

      Media - 0.84%
           The Walt Disney Company .............................................                     5,300                    90,206
                                                                                                                          ----------

      Pharmaceuticals & Biotechnology - 8.36%
        (a)Airgas, Inc. ........................................................                     2,500                    46,275
           Amgen, Inc. .........................................................                     2,200                   126,610
           Chiron Corporation ..................................................                     2,100                    78,750
           Johnson & Johnson ...................................................                     4,650                   269,095
        (a)King Pharmaceuticals, Inc. ..........................................                     4,900                    58,457
           Pfizer, Inc. ........................................................                    10,100                   314,716
                                                                                                                          ----------
                                                                                                                             893,903
                                                                                                                          ----------
      Retailing - 13.31%
        (a)Bed Bath & Beyond Inc. ..............................................                     2,600                    89,804
           Family Dollar Stores, Inc. ..........................................                     3,000                    92,640
        (a)Kohl's Corporation ..................................................                     5,100                   288,558
           Lowe's Companies, Inc. ..............................................                     4,700                   191,854
           The Home Depot, Inc. ................................................                     8,800                   214,368
           The TJX Companies, Inc. .............................................                    14,600                   256,960
           Tiffany & Co. .......................................................                     4,700                   117,500
           Wal-Mart Stores, Inc. ...............................................                     3,300                   171,699
                                                                                                                          ----------
                                                                                                                           1,423,383
                                                                                                                          ----------
      Software & Services - 5.33%
        (a)Cerner Corporation ..................................................                     2,300                    74,474
        (a)Intuit Inc. .........................................................                     4,200                   156,240
           Microsoft Corporation ...............................................                    14,000                   338,940
                                                                                                                          ----------
                                                                                                                             569,654
                                                                                                                          ----------



                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Technology Hardware & Equipment - 11.35%
        (a)Altera Corporation ......................................................                   4,400              $   59,576
        (a)Analog Devices, Inc. ....................................................                   4,400                 121,000
        (a)Applied Materials, Inc. .................................................                   4,400                  55,352
        (a)Celestica Inc. ..........................................................                   4,300                  49,149
        (a)Cisco Systems, Inc. .....................................................                  16,500                 212,850
        (a)Dell Computer Corporation ...............................................                   2,400                  65,544
        (a)EMC Corporation .........................................................                  14,500                 104,835
           Intel Corporation .......................................................                   9,700                 157,916
           International Business Machines Corporation .............................                   2,400                 188,232
        (a)Jabil Circuit, Inc. .....................................................                   4,400                  77,000
           Texas Instruments, Inc. .................................................                   3,600                  58,932
        (a)Xilinx, Inc. ............................................................                   2,700                  63,207
                                                                                                                          ----------
                                                                                                                           1,213,593
                                                                                                                          ----------

           Total Common Stocks (Cost $8,615,656) ...........................................................               7,719,158
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Interest             Maturity
                                                         Principal               Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 4.10%

      United States Treasury Note .................       $100,000              7.500%              02/15/05                 111,148
      United States Treasury Note .................         20,000              8.000%              11/15/21                  27,871
      United States Treasury Note .................         20,000              6.250%              08/15/23                  23,508
      Federal Home Loan Bank ......................        100,000              5.330%              05/05/04                 104,392
      Federal Home Loan Mortgage Company ..........        155,000              5.950%              01/19/06                 171,239
                                                                                                                          ----------

           Total U.S. Government Obligations (Cost $395,431) ...............................................                 438,158
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 19.07%

      AT&T Corporation ............................         75,000              5.625%              03/15/04                  77,238
      Boston Edison Company .......................         60,000              7.800%              05/15/10                  73,644
      Coca-Cola Co. ...............................        200,000              5.750%              03/15/11                 221,070
      Dow Chemical ................................        170,000              7.375%              11/01/29                 176,371
      Dow Chemical Capital Debentures .............         15,000              9.200%              06/01/10                  18,101
      El Paso Energy ..............................        200,000              6.950%              12/15/07                 168,000
      Enron Corporation ...........................        200,000              7.625%              09/10/04                  30,000
      Ford Motor Company ..........................        170,000              6.375%              02/01/29                 114,773
      ITT Corporation .............................         95,000              7.375%              11/15/15                  87,875
      J.P. Morgan Chase & Co. .....................         45,000              6.500%              08/01/05                  48,809



                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                               Interest             Maturity                Value
                                                         Principal               Rate                 Date                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)

      Pharmacia Corporation .......................       $ 95,000              6.210%              02/05/08             $   106,887
      Nalco Chemical ..............................         50,000              6.250%              05/15/08                  54,666
      Nationsbank Corp. ...........................         15,000              6.875%              02/15/05                  16,366
      Procter & Gamble ............................        100,000              6.600%              12/15/04                 108,185
      R.J. Reynolds Tobacco Holdings, Inc. ........         30,000              8.750%              04/15/04                  30,975
      Safeway, Inc. ...............................        170,000              6.150%              03/01/06                 184,774
      Sears Roebuck Acceptance ....................        170,000              7.000%              02/01/11                 176,543
      Time Warner Inc. ............................         35,000              9.150%              02/01/23                  40,075
      U.S.F. & G. Corporation .....................         90,000              7.125%              06/01/05                  97,112
      Wachovia Corp. ..............................        100,000              7.450%              07/15/05                 111,886
      Wal-Mart Stores, Inc. .......................         80,000              8.070%              12/21/12                  95,056
                                                                                                                         -----------

           Total Corporate Obligations (Cost $2,158,965) ...................................................               2,038,406
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 4.44%

      Evergreen Select Money Market Fund Class I #495 .......................            474,061                             474,061
           (Cost $474,061)                                                                                               -----------


Total Value of Investments (Cost $11,644,113 (b)) .................................                    99.83 %           $10,669,783
Other Assets Less Liabilities .....................................................                     0.17 %                18,581
                                                                                                      ------             -----------
      Net Assets ..................................................................                   100.00 %           $10,688,364
                                                                                                      ======             ===========


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $11,645,643. Unrealized appreciation/ (depreciation) of investments for federal income tax purposes is as follows:

           Unrealized appreciation .........................................................................            $   734,909
           Unrealized depreciation .........................................................................             (1,710,769)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $  (975,860)
                                                                                                                        ============











See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $11,644,113) ..........................................................              $ 10,669,783
      Income receivable .................................................................................                    45,176
      Receivable for fund shares sold ...................................................................                     1,211
      Other asset .......................................................................................                     3,083
                                                                                                                       ------------

           Total assets .................................................................................                10,719,253
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ..................................................................................                    25,097
      Payable for fund shares redeemed ..................................................................                        73
      Disbursements in excess of cash on demand deposit .................................................                       612
      Other liabilities .................................................................................                     5,107
                                                                                                                       ------------

           Total liabilities ............................................................................                    30,889
                                                                                                                       ------------

NET ASSETS
      (applicable to 912,935 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...........................................              $ 10,688,364
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER INSTITUTIONAL SHARE
      ($10,688,364 / 912,935 shares) ....................................................................              $      11.71
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................              $ 14,074,017
      Undistributed net investment income ...............................................................                     2,504
      Accumulated net realized loss on investments ......................................................                (2,413,827)
      Net unrealized depreciation on investments ........................................................                  (974,330)
                                                                                                                       ------------
                                                                                                                       $ 10,688,364
                                                                                                                       ============

















See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2003


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $   168,330
           Dividends ....................................................................................                    71,601
                                                                                                                        -----------

               Total income .............................................................................                   239,931
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    74,548
           Fund administration fees (note 2) ............................................................                    20,071
           Custody fees .................................................................................                     2,817
           Registration and filing administration fees (note 2) .........................................                     4,335
           Fund accounting fees (note 2) ................................................................                    28,147
           Audit fees ...................................................................................                    23,600
           Legal fees ...................................................................................                     7,588
           Securities pricing fees ......................................................................                     8,386
           Shareholder recordkeeping fees ...............................................................                    18,000
           Other accounting fees (note 2) ...............................................................                     3,935
           Shareholder servicing expenses ...............................................................                     4,857
           Registration and filing expenses .............................................................                     3,395
           Printing expenses ............................................................................                       898
           Trustee fees and meeting expenses ............................................................                     4,289
           Other operating expenses .....................................................................                     5,012
                                                                                                                        -----------

               Total expenses ...........................................................................                   209,878
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                    (1,018)
                    Investment advisory fees waived (note 2) ............................................                   (71,197)
                                                                                                                        -----------

               Net expenses .............................................................................                   137,663
                                                                                                                        -----------

                    Net investment income ...............................................................                   102,268
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (1,620,302)
      Decrease in unrealized appreciation on investments ................................................                (1,459,914)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (3,080,216)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(2,977,948)
                                                                                                                        ===========





See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment income ...................................................                 $   102,268          $   130,355
         Net realized loss from investment transactions ..........................                  (1,620,302)            (753,109)
         (Decrease) increase in unrealized appreciation on investments ...........                  (1,459,914)             340,838
                                                                                                   -----------          -----------

              Net decrease in net assets resulting from operations ...............                  (2,977,948)            (281,916)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ...................................................                     (99,764)            (132,162)
         Net realized gain from investment transactions ..........................                           0                 (260)
                                                                                                   -----------          -----------

              Decrease in net assets resulting from distributions ................                     (99,764)            (132,422)
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ....                     185,614              596,275
                                                                                                   -----------          -----------

                     Total (decrease) increase in net assets .....................                  (2,892,098)             181,937

NET ASSETS

     Beginning of year ...........................................................                  13,580,462           13,398,525
                                                                                                   -----------          -----------

     End of year (including undistributed net investment income of $2,504 in 2003)                 $10,688,364          $13,580,462
                                                                                                   ===========          ===========


(a) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                       2003                                       2002

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................      51,869          $   662,110               76,717          $ 1,170,855

Shares issued for reinvestment of distributions ........       8,020               97,403                8,707              130,366
                                                         -----------          -----------          -----------          -----------

                                                              59,889              759,513               85,424            1,301,221

Shares redeemed ........................................     (45,224)            (573,899)             (45,232)            (704,946)
                                                         -----------          -----------          -----------          -----------

     Net increase ......................................      14,665          $   185,614               40,192          $   596,275
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .........................   $     15.12   $     15.61   $     18.20   $     17.78   $     16.83

      (Loss) income from investment operations
           Net investment income ...........................          0.11          0.15          0.16          0.10          0.13
           Net realized and unrealized (loss) gain
               on investments ..............................         (3.41)        (0.49)        (2.04)         1.34          1.39
                                                               -----------   -----------   -----------   -----------   -----------

               Total from investment operations ............         (3.30)        (0.34)        (1.88)         1.44          1.52
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ...........................         (0.11)        (0.15)        (0.16)        (0.10)        (0.13)
           Net realized gain from investment transactions ..          0.00         (0.00)        (0.55)        (0.92)        (0.44)
                                                               -----------   -----------   -----------   -----------   -----------

               Total distributions .........................         (0.11)        (0.15)        (0.71)        (1.02)        (0.57)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ...............................   $     11.71   $     15.12   $     15.61   $     18.20   $     17.78
                                                               ===========   ===========   ===========   ===========   ===========

Total return ...............................................        (21.85)%       (2.15)%      (10.69)%        8.22 %        8.99 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ..............................   $10,688,364   $13,580,462   $13,398,525   $14,278,472   $ 9,602,904
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     1.83 %        1.71 %        1.54 %        1.59 %        2.11 %
           After expense reimbursements and waived fees .........     1.20 %        1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........     0.26 %        0.48 %        0.59 %        0.21 %       (0.17)%
           After expense reimbursements and waived fees .........     0.89 %        0.99 %        0.92 %        0.60 %        0.74 %

      Portfolio turnover rate ...................................    44.22 %       27.95 %       46.05 %       45.01 %       58.38 %


See accompanying notes to financial statements



                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,286,573, of which $466,335 expires in the year 2010 and $1,820,238 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.


                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $71,197 ($0.08 per share) and reimbursed expenses amounting to $1,018 for the year ended March 31, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.



                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $5,407,423 and $4,828,664, respectively, for the year ended March 31, 2003.






























                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of The Brown Capital Management Balanced Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------











                                                                                                                         (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------


                                                                                                                        (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of the Brown Capital Management Balanced Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Balanced Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Balanced Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

Equity Fund

Performance

Your Fund trailed the broad market, S&P 500, stylized benchmark, Russell 1000 Growth and peer group, Morningstar's Large Cap Growth Category over the past year despite a solid start in the past fiscal year. Long-term shareholders likely remember our rebound in 2000 and 2001 following a difficult 1999 which drives very competitive three-year performance against the stylized index and peer group. Unfortunately, thanks to another year of solid performance by value stocks, being a growth manager, your fund trailed the broad market index over the longer-term three and five year measurement periods.

Benchmark/Peer Group Insights

Both stylized and peer group indices trailed the broad market over the past twelve months thanks to a strong rebound in value stocks. This is the third year in a row that value handily outperformed growth. Sectors contributing favorably to broad market returns such as Energy, Autos and Transportation, and Producer Durables are not sectors where most growth managers find companies growing faster than the economy. While this environment is difficult for equities, it is particularly difficult for large-cap, active, growth managers, as measured by the peer group, which trail both the stylized and broad market indices indicating the challenges active managers face selecting stocks in such a volatile market. Fortunately, the first three months of 2003 suggest a reversal in this trend may be forthcoming.

Portfolio Review

This time last year Enron lead the parade of companies who earned headlines for accounting irregularities that left investors and the economic landscape on unsteady ground. Corporate malfeasance reached an all-time high often resulting in excessive punishment of stock prices when companies reported profitability shortfalls. Your Fund, focused on fundamentals, was also negatively impacted by this trend, but ultimately suffered most due to stock selection. While some of the underperformance was offset by solid sector allocation, it was a very difficult environment in which to succeed given the volatility of individual stocks and growth companies being out of favor.

Securities in the technology area were the greatest detractors from your Fund's performance, but on a relative basis, stocks in Health Care and Consumer Discretionary likely offer sound prospects going forward. Johnson & Johnson (3.14% holding) and Loews (2.36% holding), in the aforementioned sectors, respectively, contributed favorably to performance over the past year and, we believe, are well positioned to deliver favorable "upside" to your portfolio.

As stated in this report every year, we remain committed to Growth at a Reasonable Price (GARP) investing and believe that fundamental, bottom-up research helps us understand the true drivers of growth in any company. Importantly, by developing company-specific risk premiums we are constantly aware of valuations for every security in the portfolio helping us reach thoughtful buy and sell decisions.

Outlook

On the heels of a war, high unemployment and questionable consumer confidence, it is difficult to determine the outlook for our economy. As noted earlier in this report, there has only been one time in history when there were four consecutive years of decline in the U.S. stock market. We trust the early signs of 2003 that, at times, show equity indices in positive territory is a favorable omen. You can be confident in our steadfast commitment to apply the time-tested GARP approach in the identification of companies that we believe will deliver above-average long-term performance for shareholders.

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1993 to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                           The Brown Capital                S&P 500 Total
                        Management Equity Fund               Return Index
--------------------------------------------------------------------------------
      3/31/1993                10,000                           10,000
      9/30/1993                10,274                           10,308
      3/31/1994                10,449                           10,147
      9/30/1994                10,763                           10,688
      3/31/1995                11,379                           11,727
      9/30/1995                13,820                           13,868
      3/31/1996                14,820                           15,491
      9/30/1996                15,814                           16,687
      3/31/1997                16,141                           18,563
      9/30/1997                20,368                           23,436
      3/31/1998                23,353                           27,473
      9/30/1998                20,726                           25,557
      3/31/1999                25,534                           32,544
      9/30/1999                24,786                           32,662
      3/31/2000                28,958                           38,383
      9/30/2000                30,824                           37,001
      3/31/2001                24,077                           30,063
      9/30/2001                19,899                           27,151
      3/31/2002                23,120                           30,135
      9/30/2002                15,909                           21,589
      3/31/2003                16,091                           22,673



This graph depicts the performance of The Brown Capital Management Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.



                          Average Annual Total Returns

              ----------------- ---------------- -----------------
                  One Year        Five Years        Ten Years
              ----------------- ---------------- -----------------
                  (30.40)%          (7.18)%           4.87 %
              ----------------- ---------------- -----------------




>> The graph assumes an initial $10,000 investment at March 31, 1993. All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund would have increased to $16,091 - a cumulative total investment return of 60.91% since March 31, 1993.

>> At March 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have increased to $22,673 - a cumulative total investment return of 126.73% since March 31, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 97.45%

      Aerospace / Defense - 1.12%
           Lockheed Martin Corporation .........................................                     2,400               $   114,120
                                                                                                                         -----------

      Automobile & Components - 0.86%
           Harley-Davidson, Inc. ...............................................                     2,200                    87,362
                                                                                                                         -----------

      Banks - 2.88%
           Fifth Third Bancorp .................................................                     3,000                   150,420
           Wells Fargo & Company ...............................................                     3,200                   143,968
                                                                                                                         -----------
                                                                                                                             294,388
                                                                                                                         -----------
      Capital Goods - 6.91%
        (a)Airgas Inc. .........................................................                     3,500                    64,785
           Equifax Inc. ........................................................                     3,850                    76,962
        (a)Fiserv, Inc. ........................................................                     6,650                   209,342
           General Electric Company ............................................                     4,600                   117,300
           Illinois Tool Works Inc. ............................................                     4,100                   238,415
                                                                                                                         -----------
                                                                                                                             706,804
                                                                                                                         -----------
      Commercial Services & Supplies - 0.62%
        (a)Concord EFS, Inc. ...................................................                     6,800                    63,920
                                                                                                                         -----------

      Diversified Financials - 12.49%
           Citigroup Inc .......................................................                     9,000                   310,050
           Legg Mason, Inc. ....................................................                     2,900                   141,346
           Merrill Lynch & Company, Inc. .......................................                     7,000                   247,800
           SLM Corporation .....................................................                     1,200                   133,104
           T. Rowe Price Group Inc. ............................................                     6,500                   176,215
           The Charles Schwab Corporation ......................................                    13,700                    98,914
           The Goldman Sachs Group, Inc. .......................................                     2,500                   170,200
                                                                                                                         -----------
                                                                                                                           1,277,629
                                                                                                                         -----------
      Energy - 2.26%
        (a)Pioneer Natural Resources Company ...................................                     4,600                   115,460
        (a)Smith International, Inc. ...........................................                     3,300                   116,259
                                                                                                                         -----------
                                                                                                                             231,719
                                                                                                                         -----------
      Food & Drug Retailing - 0.98%
        (a)Express Scripts, Inc. ...............................................                     1,800                   100,224
                                                                                                                         -----------

      Food, Beverage & Tobacco - 1.17%
           Altria Group, Inc. ..................................................                     4,000                   119,840
                                                                                                                         -----------



                                                                                                                         (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Health Care Equipment & Services - 12.11%
           AmerisourceBergen Corporation .........................................                    2,800              $   147,000
           Biomet, Inc. ..........................................................                    4,700                  144,055
        (a)Cerner Corporation ....................................................                    3,000                   97,140
           HCA Inc. ..............................................................                    3,800                  157,168
           Health Management Associates, Inc. ....................................                   13,500                  256,500
        (a)Quest Diagnostics Incorporated ........................................                    1,900                  113,411
           Stryker Corporation ...................................................                    2,200                  151,030
        (a)Zimmer Holdings, Inc. .................................................                    3,552                  172,734
                                                                                                                         -----------
                                                                                                                           1,239,038
                                                                                                                         -----------
      Hotels, Restaurants & Leisure - 2.43%
           Carnival Corporation ..................................................                   10,320                  248,815
                                                                                                                         -----------

      Insurance - 3.56%
           American International Group, Inc. ....................................                    5,400                  267,030
           Chubb Corporation .....................................................                    2,200                   97,504
                                                                                                                         -----------
                                                                                                                             364,534
                                                                                                                         -----------
      Media - 1.11%
           The Walt Disney Company ...............................................                    6,700                  114,034
                                                                                                                         -----------

      Pharmaceuticals & Biotechnology - 10.23%
        (a)Amgen Inc. ............................................................                    2,800                  161,140
        (a)Chiron Corporatin .....................................................                    2,700                  101,250
           Johnson & Johnson .....................................................                    5,700                  329,859
        (a)King Pharmaceuticals, Inc. ............................................                    6,200                   73,966
           Pfizer Inc. ...........................................................                   12,200                  380,152
                                                                                                                         -----------
                                                                                                                           1,046,367
                                                                                                                         -----------
      Retailing - 18.20%
        (a)Bed Bath & Beyond Inc. ................................................                    4,000                  138,160
        (a)Costco Wholesale Corporation ..........................................                    3,400                  102,102
           Family Dollar Stores, Inc. ............................................                    3,900                  120,432
        (a)Kohl's Corporation ....................................................                    6,500                  367,770
           Lowe's Companies, Inc. ................................................                    6,000                  244,920
           The Home Depot, Inc. ..................................................                   11,000                  267,960
           The TJX Companies, Inc. ...............................................                   13,800                  242,880
           Tiffany & Co. .........................................................                    6,600                  165,000
           Wal-Mart Stores, Inc. .................................................                    4,100                  213,323
                                                                                                                         -----------
                                                                                                                           1,862,547
                                                                                                                         -----------
      Software & Services - 5.98%
        (a)Intuit Inc. ...........................................................                    3,700                  137,640
           Microsoft Corporation .................................................                   19,600                  474,516
                                                                                                                         -----------
                                                                                                                             612,156
                                                                                                                         -----------


                                                                                                                         (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Technology Hardware & Equipment - 14.54%
        (a)Altera Corporation ......................................................                   4,200             $    56,868
        (a)Analog Devices, Inc. ....................................................                   4,200                 115,500
        (a)Applied Materials, Inc. .................................................                   5,500                  69,190
        (a)Celestica Inc. ..........................................................                   5,700                  65,151
        (a)Cisco Systems, Inc. .....................................................                  21,200                 273,480
        (a)Dell Computer Corporation ...............................................                   3,700                 101,047
        (a)EMC Corporation .........................................................                  20,300                 146,769
           Intel Corporation .......................................................                  12,300                 200,244
           International Business Machines Corporation .............................                   3,000                 235,290
        (a)Jabil Circuit, Inc. .....................................................                   6,200                 108,500
           Texas Instruments, Inc. .................................................                   3,500                  57,295
        (a)Xilinx, Inc. ............................................................                   2,500                  58,525
                                                                                                                         -----------
                                                                                                                           1,487,859
                                                                                                                         -----------

           Total Common Stocks (Cost $11,339,331) ..........................................................               9,971,356
                                                                                                                         -----------

INVESTMENT COMPANY - 2.61%

           Evergreen Select Money Market Fund Class I #495 .........................                 267,090                 267,090
           (Cost $267,090)                                                                                               -----------


Total Value of Investments (Cost $11,606,421 (b)) ..................................                  100.06 %          $10,238,446
Liabilities In Excess of Other Assets ..............................................                   (0.06)%               (6,330)
                                                                                                      ------            -----------
      Net Assets ...................................................................                  100.00 %          $10,232,116
                                                                                                      ======            ===========


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $11,717,652. Unrealized appreciation/ (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $   375,382
           Unrealized depreciation .........................................................................             (1,854,588)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $(1,479,206)
                                                                                                                        ===========






See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $11,606,421) ...........................................................             $ 10,238,446
      Cash ...............................................................................................                    2,047
      Income receivable ..................................................................................                    7,956
      Receivable for fund shares sold ....................................................................                    4,235
      Other asset ........................................................................................                    2,435
                                                                                                                       ------------

           Total assets ..................................................................................               10,255,119
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...................................................................................                   21,806
      Other liabilities ..................................................................................                    1,197
                                                                                                                       ------------

           Total liabilities .............................................................................                   23,003
                                                                                                                       ------------

NET ASSETS
      (applicable to 829,187 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ............................................             $ 10,232,116
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER INSTITUTIONAL CLASS SHARE
      ($10,232,116 / 829,187 shares) .....................................................................             $      12.34
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................             $ 14,646,621
      Accumulated net realized loss on investments .......................................................               (3,046,530)
      Net unrealized depreciation on investments .........................................................               (1,367,975)
                                                                                                                       ------------
                                                                                                                       $ 10,232,116
                                                                                                                       ============





















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $    93,188
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    74,863
           Fund administration fees (note 2) ............................................................                    20,155
           Custody fees .................................................................................                     2,702
           Registration and filing administration fees (note 2) .........................................                     4,947
           Fund accounting fees (note 2) ................................................................                    28,152
           Audit fees ...................................................................................                    23,050
           Legal fees ...................................................................................                     8,588
           Securities pricing fees ......................................................................                     4,898
           Shareholder recordkeeping fees ...............................................................                    18,000
           Other accounting fees (note 2) ...............................................................                     3,911
           Shareholder servicing expenses ...............................................................                     5,515
           Registration and filing expenses .............................................................                    12,468
           Printing expenses ............................................................................                       422
           Trustee fees and meeting expenses ............................................................                     4,303
           Other operating expenses .....................................................................                     5,173
                                                                                                                        -----------

               Total expenses ...........................................................................                   217,147
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                    (9,394)
                    Investment advisory fees waived (note 2) ............................................                   (69,414)
                                                                                                                        -----------

               Net expenses .............................................................................                   138,339
                                                                                                                        -----------

                    Net investment loss .................................................................                   (45,151)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                (2,161,964)
      Decrease in unrealized appreciation on investments ................................................                (2,236,933)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (4,398,897)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(4,444,048)
                                                                                                                        ===========








See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss ...............................................................       $   (45,151)         $   (59,719)
         Net realized loss from investment transactions ....................................        (2,161,964)            (788,794)
         (Decrease) increase in unrealized appreciation on investments .....................        (2,236,933)             580,873
                                                                                                   -----------          -----------

              Net decrease in net assets resulting from operations .........................        (4,444,048)            (267,640)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ....................................                 0              (27,840)
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............           426,769            3,822,594
                                                                                                   -----------          -----------

                     Total (decrease) increase in net assets ...............................        (4,017,279)           3,527,114

NET ASSETS

     Beginning of year .....................................................................        14,249,395           10,722,281
                                                                                                   -----------          -----------

     End of year ...........................................................................       $10,232,116          $14,249,395
                                                                                                   ===========          ===========


(a) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                       2003                                       2002

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------


Shares sold ........................................         168,007          $ 2,466,063              295,454          $ 5,091,792

Shares issued for reinvestment of distributions ....               0                    0                1,535               27,223
                                                         -----------          -----------          -----------          -----------

                                                             168,007            2,466,063              296,989            5,119,015

Shares redeemed ....................................        (142,652)          (2,039,294)             (72,911)          (1,296,421)
                                                         -----------          -----------          -----------          -----------

     Net increase ..................................          25,355          $   426,769              224,078          $ 3,822,594
                                                         ===========          ===========          ===========          ===========






See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                    For the Years ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                   2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year .........................   $     17.73   $     18.49   $     24.26   $     23.24   $     21.87

      (Loss) income from investment operations
           Net investment loss .............................         (0.05)        (0.07)        (0.07)        (0.09)        (0.08)
           Net realized and unrealized (loss) gain
               on investments ..............................         (5.34)        (0.66)        (3.67)         3.13          2.14
                                                               -----------   -----------   -----------   -----------   -----------

               Total from investment operations ............         (5.39)        (0.73)        (3.74)         3.04          2.06
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions ..          0.00         (0.03)        (2.03)        (2.02)        (0.69)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ...............................   $     12.34   $     17.73   $     18.49   $     24.26   $     23.24
                                                               ===========   ===========   ===========   ===========   ===========

Total return ...............................................        (30.40)%       (3.97)%      (16.85)%       13.41 %        9.34 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ..............................   $10,232,116   $14,249,395   $10,722,281   $10,394,193   $ 9,822,169
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..           1.89 %        1.75 %        1.75 %        1.75 %        1.88 %
           After expense reimbursements and waived fees ...           1.20 %        1.20 %        1.20 %        1.20 %        1.20 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ..          (1.08)%       (1.01)%       (0.93)%       (0.95)%       (1.07)%
           After expense reimbursements and waived fees ...          (0.39)%       (0.46)%       (0.37)%       (0.40)%       (0.39)%

      Portfolio turnover rate .............................          65.96 %       34.62 %       57.18 %       52.09 %       67.43 %



See accompanying notes to financial statements



                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class Shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class Shares, was authorized. To date, only Institutional Class Shares have been issued by the Fund. The Institutional Class Shares are sold without a sales charge and bear no distribution and service fees. The Investor Class Shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,574,831, of which $511,916 expires in the year 2010 and $2,062,915 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.


                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



               As a result of the Fund's operating net investment loss, a reclassification adjustment of $45,151 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $69,414 ($0.08 per share) and has reimbursed expenses in the amount of $9,394 for the year ended March 31, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $7,460,162 and $7,365,664, respectively, for the year ended March 31, 2003.































                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of The Brown Capital Management Equity Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------












                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------



                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of the Brown Capital Management Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Equity Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Equity Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

Small Company Fund

Performance

Some call it "the Sports Illustrated jinks." Sports fans are familiar with the phrase because, for some athletes and/or teams, a feature in the magazine meant an immediate decline in their level of performance. The trend surfaced enough to earn the name. Your Fund, as noted by Kiplinger Magazine in April 2002, was recognized as "one of only two mutual funds, out of all U.S. funds, to have seven consecutive years of positive double digit returns from 1995 through 2001." Some say the "jinks" now also applies to your Fund.

Your Small Company Fund trailed the broad market S&P 500 Index, stylized Russell 2000 Growth Index and applicable peer group indices, Morningstar's Small Cap Growth Category and Lipper's Small Cap Growth Universe, for the Fund's fiscal year end.

Benchmark/Peer Group Insights

This was a difficult year for small-cap growth stocks as measured by the stylized benchmark versus the broad market. However, applicable peer group indices slightly outpaced the Russell 2000 Growth but also trailed the S&P 500. Consistent with most equity segments, value stocks performed well. Small-Cap Value stocks, as measured by the Russell 2000 Value Index, handily outperformed the broad market and the Russell 2000 Growth Index.

Many shareholders familiar with the Fund understand that we do not manage to any benchmark. While other Brown Capital Management products remain familiar with select indices to make conscious decisions about security and sector weightings, as a firm of active managers we firmly believe that the market is inefficient and that we can best add value to your Fund through stock selection. Importantly, the market is most inefficient in the area of small companies justifying our belief that managing to any benchmark does not enhance our ability to provide you a well-diversified portfolio with above-average long-term returns.

Portfolio Review

For most of the past twelve months, we thought there was a complete disconnect between stock price erosion and our expectations for future progress for investments held in your Fund. The magnitude of the stock price decline prompted an intense review of each company in the portfolio. Consequently, we reviewed market share data and competitive posture. We met with a number of companies, reviewed balance sheet quality and reworked our projections. While a couple of investments remain on our challenge list, we believe the portfolio overall is well positioned to generate solid long-term out-performance.

While every sector contributed negatively to returns throughout the fiscal year, relative success was witnessed in the Industrial Products and Systems area and the Consumer Related area which continue to make progress in the first quarter of 2003. In recent months, your Fund's top performing securities represented a broad cross-section of our holdings. Our Industrial Products and Systems, Information/Knowledge Management, and Medical/Healthcare categories each provided a number of securities which appreciated over 10% in the quarter. In the Consumer Related area, American Italian Pasta (2.30% holding) showed a 20% price increase for the quarter, as it continued executing on its growth plan, achieving double digit growth in both its retail and institutional businesses, and reporting record levels for quarterly revenues and operating cash flow.

The Medical/Healthcare category in general continues to struggle providing several of our bottom performing securities for the fiscal year and most recent quarter. The slowdown in capital spending throughout corporate America still hinders the progress of companies in our Business Services and Information/Knowledge Management categories. Molecular Devices Corp. (2.27% holding) reported a 19% increase in revenue over the prior year period and a 43% increase in earnings per share, yet saw their stock price drop over 26% during the quarter, as they announced slightly reduced 2003 earnings guidance.

As mentioned in prior reports, we continue to periodically meet with senior management of our companies in order to further our insight and understanding during these volatile and uncertain market conditions. As a result of these meetings, and our ongoing research, we sometimes take a larger position in companies that we feel are undervalued with strong growth prospects and solid business models. At other times, we eliminate our position in a particular holding. While we continue to monitor and challenge our own investment decisions, we believe that the portfolio overall is well positioned to generate solid long-term out-performance.

Outlook

It is a daunting task, attempting to determine how long the American consumer will or can continue to support a tired and weakened economy battered by rising unemployment, falling consumer confidence, declining business expenditures, and rising federal and state deficit levels. As if this were not enough, the travel industry was further rocked by the pending bankruptcy talks of yet another airliner due to high fixed costs, the high price of oil and declining passenger loads, and the outbreak of severe acute respiratory syndrome (SARS). While this virus originated in Asia, it is adversely affecting commerce and travel around the globe.

While this fog of fear and uncertainty has caused the equity market to decline during the first quarter, we remain optimistic on the economy especially in the second half of the year. We believe that consumer spending will not disappear for several reasons. First, even though mortgage rates are as low as they are likely to go, the refinancing boom has continued through the first quarter of 2003. A drop in the price of oil per barrel to the low 20's (assuming a quick end to the Iraqi conflict) would infuse an additional $70-$100 billion into the economy this year. In addition, President George Bush's tax plan could provide another $100 billion to spend or save in the second half of 2003. We believe that business equipment expenditures should increase at an annualized rate of 5% in the second half of the year compared to 2002, and that government spending, especially on defense and homeland security, will be up this year. While this does not translate into a robust economy, it is certainly possible for the economy to grow 4.0% to 5.0% in the second half of the 2003.

                          THE BROWN CAPITAL MANAGEMENT
                               SMALL COMPANY FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1993 to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Brown Capital Management   Russell 2000      Russell 2000
                      Small Company Fund            Index          Growth Index
--------------------------------------------------------------------------------
      3/31/1993             10,000                  10,000           10,000
      9/30/1993             10,454                  11,036           11,249
      3/31/1994             10,445                  10,953           11,074
      9/30/1994             10,441                  11,174           11,345
      3/31/1995             12,229                  11,393           11,881
      9/30/1995             14,458                  13,658           14,545
      3/31/1996             16,265                  14,644           15,608
      9/30/1996             17,329                  15,448           16,380
      3/31/1997             16,519                  15,401           14,700
      9/30/1997             21,141                  20,538           20,205
      3/31/1998             23,431                  21,883           20,753
      9/30/1998             20,109                  16,657           15,187
      3/31/1999             21,962                  18,340           18,461
      9/30/1999             25,884                  19,843           20,142
      3/31/2000             39,279                  25,202           29,362
      9/30/2000             42,684                  24,529           26,117
      3/31/2001             34,843                  21,363           17,673
      9/30/2001             32,508                  19,362           14,995
      3/31/2002             43,807                  24,386           18,548
      9/30/2002             24,680                  17,565           12,272
      3/31/2003             25,856                  17,812           12,682


This graph depicts the performance of The Brown Capital Management Small Company Fund (the "Fund") versus the Russell 2000 Index and the Russell 2000 Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

              ----------------- ---------------- ----------------
                  One Year        Five Years        Ten Years
              ----------------- ---------------- ----------------
                  (40.98)%          1.99 %           9.97 %
              ----------------- ---------------- ----------------

>> The graph assumes an initial $10,000 investment at March 31, 1993. All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund would have increased to $25,856 - a cumulative total investment return of 158.56% since March 31, 1993.

>> At March 31, 2003, the value of a similar investment in the Russell 2000 Index would have increased to $17,812 - a cumulative total investment return of 78.12%; and a similar investment in the Russell 2000 Growth Index would have increased to $12,682 - a cumulative total investment return of 26.82% since March 31, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

>> Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Therefore, investments in the Fund may involve a greater degree of risk than investments in other mutual funds that seek capital growth by investing in larger, more established companies.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.06%

      Business Services - 19.62%
        (a)Acxiom Corporation ..................................................                   624,800              $ 10,515,384
        (a)Catalina Marketing Corporation ......................................                   548,300                10,543,809
           Fair, Isaac and Company, Incorporated ...............................                   281,550                14,308,371
        (a)Manugistics Group, Inc. .............................................                 2,476,400                 5,646,192
        (a)Nuance Communications Inc. ..........................................                   316,072                   689,037
        (a)PDI, Inc. ...........................................................                   881,000                 6,519,400
        (a)QRS Corporation .....................................................                 1,003,850                 4,928,904
        (a)SPSS Inc. ...........................................................                   748,600                 8,474,152
        (a)SpeechWorks International Inc. ......................................                 2,015,600                 4,676,192
        (a)Transaction Systems Architects, Inc. ................................                 1,381,500                 8,206,110
                                                                                                                        ------------
                                                                                                                          74,507,551
                                                                                                                        ------------
      Consumer Related - 8.45%
        (a)American Italian Pasta Company ......................................                   213,109                 9,216,964
        (a)Green Mountain Coffee, Inc. .........................................                   389,997                 7,168,145
        (a)Panera Bread Company ................................................                   261,600                 7,976,184
        (a)Restoration Hardware, Inc. ..........................................                   298,400                   748,984
        (a)The Cheesecake Factory Incorporated .................................                   216,850                 6,997,749
                                                                                                                        ------------
                                                                                                                          32,108,026
                                                                                                                        ------------
      Industrial Products - 13.42%
        (a)ANSYS, Inc. .........................................................                   416,300                 9,970,385
        (a)Cognex Corporation ..................................................                   609,200                12,896,764
        (a)CUNO Incorporated ...................................................                   321,900                10,825,497
        (a)FEI Company .........................................................                   342,500                 5,466,300
        (a)Flow International Corporation ......................................                   150,300                   300,600
        (a)Symyx Technologies, Inc. ............................................                   766,747                11,508,872
                                                                                                                        ------------
                                                                                                                          50,968,418
                                                                                                                        ------------
      Information / Knowledge - 18.96%
        (a)Advent Software, Inc. ...............................................                   834,200                10,143,872
        (a)American Software, Inc. .............................................                   150,300                   464,427
        (a)Concord Communications, Inc. ........................................                   576,200                 4,938,034
        (a)Datastream Systems, Inc. ............................................                   438,500                 2,990,570
        (a)Dendrite International, Inc. ........................................                 1,021,950                 8,686,575
        (a)Manhattan Associates, Inc. ..........................................                   623,900                10,936,967
        (a)Medialink Worldwide Incorporated ....................................                   193,800                   581,400
        (a)Molecular Devices Corporation .......................................                   790,300                 9,562,630
        (a)NetScout Systems, Inc. ..............................................                   939,600                 2,612,088
        (a)RadiSys Corporation .................................................                   923,900                 6,125,457
        (a)The BISYS Group, Inc. ...............................................                   351,500                 5,736,480
        (a)Tollgrade Communications, Inc. ......................................                   590,600                 8,475,110
        (a)Tripos, Inc. ........................................................                   148,900                   751,945
                                                                                                                        ------------
                                                                                                                          72,005,555
                                                                                                                        ------------



                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical / Health Care - 21.91%
        (a)Affymetrix, Inc. ....................................................                   545,500              $ 14,183,000
        (a)BioReliance Corporation .............................................                   124,800                 2,411,136
        (a)Cerner Corporation ..................................................                    43,900                 1,421,482
        (a)Diagnostic Products Corporation .....................................                   239,700                 8,952,795
        (a)Dionex Corporation ..................................................                   401,000                13,245,030
        (a)Gene Logic Inc. .....................................................                 1,369,600                 6,943,872
        (a)Human Genome Sciences, Inc. .........................................                   878,100                 7,507,755
        (a)Incyte Genomics, Inc. ...............................................                 1,140,900                 3,411,291
        (a)Pharmacopeia, Inc. ..................................................                   906,753                 7,952,225
        (a)Specialty Laboratories, Inc. ........................................                   969,028                 8,139,835
        (a)Techne Corporation ..................................................                   438,800                 9,069,996
                                                                                                                        ------------
                                                                                                                          83,238,417
                                                                                                                        ------------
      Pharmaceuticals - 9.70%
        (a)aaiPharma Inc. ......................................................                   785,386                 6,770,027
        (a)Albany Molecular Research, Inc. .....................................                   812,800                12,118,848
        (a)Kendle International Inc. ...........................................                   163,500                   550,995
        (a)King Pharmaceuticals, Inc. ..........................................                   545,090                 6,502,924
        (a)Medicis Pharmaceutical Corporation ..................................                   195,900                10,890,081
                                                                                                                        ------------
                                                                                                                          36,832,875
                                                                                                                        ------------

           Total Common Stocks (Cost $495,635,010) .......................................................               349,660,842
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Principal
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.18%

           General Electric - 1.26%, due 04/03/03 ..............................                $3,262,000                 3,262,000
           General Electric - 1.25%, due 04/02/03 ..............................                 5,022,000                 5,022,000
                                                                                                                        ------------

           Total Commercial Paper (Cost $8,284,000) ......................................................                 8,284,000
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 8.50%

           Evergreen Money Market Fund Class I #218 ............................                12,960,554                12,960,554
           Evergreen Institutional Money Market Fund Class I #495 ..............                19,355,135                19,355,135
                                                                                                                        ------------

           Total Investment Companies (Cost $32,315,689) .................................................                32,315,689
                                                                                                                        ------------







                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                                         (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $536,234,699 (b)) ...................................               102.74 %          $390,260,531
Liabilities in Excess of Other Assets ................................................                (2.74)%           (10,422,632)
                                                                                                     ------            ------------
      Net Assets .....................................................................               100.00 %          $379,837,899
                                                                                                     ======            ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $536,441,988.  Unrealized  appreciation/  (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................           $  26,616,232
           Unrealized depreciation ........................................................................            (172,797,689)
                                                                                                                      -------------

                      Net unrealized depreciation .........................................................           $(146,181,457)
                                                                                                                      =============































See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $536,234,699) ..........................................................            $ 390,260,531
      Cash ...............................................................................................                      627
      Income receivable ..................................................................................                   34,075
      Receivable for investments sold ....................................................................                  215,994
      Receivable for fund shares sold ....................................................................                  913,740
      Other asset ........................................................................................                    4,961
                                                                                                                      -------------

           Total assets ..................................................................................              391,429,928
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...................................................................................                   43,827
      Payable for investment purchases ...................................................................                7,883,257
      Payable for fund shares redeemed ...................................................................                3,626,592
      Other liability ....................................................................................                   38,353
                                                                                                                      -------------

           Total liabilities .............................................................................               11,592,029
                                                                                                                      -------------

NET ASSETS
      (applicable to 18,969,658 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ............................................            $ 379,837,899
                                                                                                                      =============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER INSTITUTIONAL CLASS SHARE
      ($379,837,899 / 18,969,658 shares) .................................................................            $       20.02
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................            $ 533,848,929
      Accumulated net realized loss on investments .......................................................               (8,036,862)
      Net unrealized depreciation on investments .........................................................             (145,974,168)
                                                                                                                      -------------
                                                                                                                      $ 379,837,899
                                                                                                                      =============
















See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2003


NET INVESTMENT LOSS

      Income
           Interest ...................................................................................               $      76,296
           Dividends ..................................................................................                     574,301
                                                                                                                      -------------

               Total income ...........................................................................                     650,597
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ..........................................................                   3,719,906
           Fund administration fees (note 2) ..........................................................                     446,991
           Custody fees ...............................................................................                      51,621
           Registration and filing administration fees (note 2) .......................................                       8,465
           Fund accounting fees (note 2) ..............................................................                      64,199
           Audit fees .................................................................................                      24,550
           Legal fees .................................................................................                       9,088
           Securities pricing fees ....................................................................                       4,566
           Shareholder recordkeeping fees .............................................................                      33,920
           Shareholder servicing expenses .............................................................                      46,522
           Registration and filing expenses ...........................................................                      53,423
           Printing expenses ..........................................................................                      35,531
           Trustee fees and meeting expenses ..........................................................                       4,289
           Other operating expenses ...................................................................                      55,385
                                                                                                                      -------------

               Total expenses .........................................................................                   4,558,456
                                                                                                                      -------------

                    Net investment loss ...............................................................                  (3,907,859)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ..................................................                  (7,742,628)
      Decrease in unrealized appreciation on investments ..............................................                (194,195,331)
                                                                                                                      -------------

           Net realized and unrealized loss on investments ............................................                (201,937,959)
                                                                                                                      -------------

               Net decrease in net assets resulting from operations ...................................               $(205,845,818)
                                                                                                                      =============












See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                2002
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss .............................................................         $ (3,907,859)       $ (2,114,296)
         Net realized (loss) gain from investment transactions ...........................           (7,742,628)          3,920,857
         (Decrease) increase in unrealized appreciation on investments ...................         (194,195,331)         51,099,604
                                                                                                   ------------        ------------

              Net (decrease) increase in net assets resulting from operations ............         (205,845,818)         52,906,165
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ..................................              (11,605)         (2,098,511)
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ............          173,001,722         223,203,778
                                                                                                   ------------        ------------

                     Total (decrease) increase in net assets .............................          (32,855,701)        274,011,432

NET ASSETS

     Beginning of year ...................................................................          412,693,600         138,682,168
                                                                                                   ------------        ------------

     End of year .........................................................................         $379,837,899        $412,693,600
                                                                                                   ============        ============


(a) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                          2003                                   2002

                                                              Shares               Value              Shares               Value
                                                           -------------------------------------------------------------------------

Shares sold ............................................     19,910,473        $467,710,923          12,991,963        $410,624,636

Shares issued for reinvestment of distributions ........            534              11,264              59,856           2,041,702
                                                           ------------        ------------        ------------        ------------

                                                             19,911,007         467,722,187          13,051,819         412,666,338

Shares redeemed ........................................    (13,109,703)       (294,720,465)         (5,991,057)       (189,462,560)
                                                           ------------        ------------        ------------        ------------

     Net increase ......................................      6,801,304        $173,001,722           7,060,762        $223,203,778
                                                           ============        ============        ============        ============






See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                    For the Years ended March 31,


------------------------------------------------------------------------------------------------------------------------------------
                                                                        2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .............................      $  33.92     $  27.15     $  32.43     $  19.48     $  21.02

      (Loss) income from investment operations
           Net investment loss .................................         (0.21)       (0.17)       (0.04)       (0.18)       (0.12)
           Net realized and unrealized (loss) gain on investments       (13.69)        7.16        (3.43)       15.25        (1.19)
                                                                      --------     --------     --------     --------     --------

               Total from investment operations ................        (13.90)        6.99        (3.47)       15.07        (1.31)
                                                                      --------     --------     --------     --------     --------

      Distributions to shareholders from
           Net realized gain from investment transactions ......          0.00(a)     (0.22)       (1.81)       (2.12)       (0.23)
                                                                      --------     --------     --------     --------     --------

Net asset value, end of year ...................................      $  20.02     $  33.92     $  27.15     $  32.43     $  19.48
                                                                      ========     ========     ========     ========     ========

Total return ...................................................        (40.98)%      25.72 %     (11.29)%      78.85 %      (6.27)%
                                                                      ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of year (000's) ..........................      $379,838     $412,694     $138,682     $ 61,020     $ 24,078
                                                                      ========     ========     ========     ========     ========


      Ratio of expenses to average net assets ..................          1.23 %       1.24 %       1.35 %       1.48 %       1.85 %

      Ratio of net investment loss to average net assets .......         (1.05)%      (0.83)%      (0.23)%      (0.99)%      (1.33)%

      Portfolio turnover rate ..................................          0.91 %       7.34 %       7.57 %      28.26 %      29.45 %


(a) The actual distribution is less than $0.01 per share.




See accompanying notes to financial statements


                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was re-designated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $887,113, which expire in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



               As a result of the Fund's operating net investment loss, a reclassification adjustment of $3,907,859 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and to decrease paid-in capital.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.



                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $180,696,608 and $3,137,544, respectively, for the year ended March 31, 2003.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

          For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total distributions for the year ended March 31, 2003, all represent long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.





























                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of The Brown Capital Management Small Company Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------









                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------


                                                                                                                        (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of the Brown Capital Management Small Company Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Small Company Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Small Company Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

International Equity Fund

Performance

Your Fund for the first time since its inception, trailed the international broad market indices the MSCI EAFE and MSCI AC world ex-US and peer groups, Lipper's International Funds Index and Morningstar' Foreign Stock Category for the fiscal year ending March 31, 2003. Your Fund's record remains competitive against each of the aforementioned indices/peer groups for the longer term three-year measurement period.

Benchmark/Peer Group Insights

Uncertainty is the dominant theme that exists in the markets and in the world today. The subsequent development and aftermath of the war with Iraq continues to be at the forefront of investors' minds. While the measure of international markets, the MSCI EAFE, slightly outpaced the measure of domestic U.S. markets, the S&P 500, over the past twelve months. The war with Iraq caused volatility in the marketplace with prices swinging wildly as the emotions from the certainly been evident in the markets.

For the most part, global markets were down for the last fiscal year ending in March as a result of the global uncertainty. The broad international market, represented by both the MSCI EAFE and All-Country (AC) World ex-US indices, was down 22.9% and 22.2%, respectively, for the last twelve months. A table containing these market indices is as follows:

------------------------------ ------------ ------------ ----------- -----------
Index Returns (in US$)         1Q03         YTD          1-Year      3-Year
------------------------------ ------------ ------------ ----------- -----------
MSCI EAFE                      -  8.1%      -  8.1%      -  22.9%    -  19.3%
------------------------------ ------------ ------------ ----------- -----------
MSCI AC World Ex-US            -  7.3%      -  7.3%      -  22.2%    -  18.7%
------------------------------ ------------ ------------ ----------- -----------
Emerging Markets               -  5.9%      -  5.9%      -  20.6%    -  16.4%
------------------------------ ------------ ------------ ----------- -----------
Japan                          -  7.8%      -  7.8%      -  18.4%    -  25.2%
------------------------------ ------------ ------------ ----------- -----------
S&P 500                        -  3.2%      -  3.2%      -  24.8%    -  16.1%
------------------------------ ------------ ------------ ----------- -----------

Portfolio Review

Over the last year your portfolio benefited from its overweight in the emerging markets, but was partly offset by its underweight in Japan, which slightly outperformed its international benchmarks. As shown above, Japan was down 18.4% over the last 12-months, compared to the MSCI EAFE index's decline of 22.9%. The low weighting in your portfolio is in response to the lack of exceptional companies trading at reasonable prices in Japan. Many Japanese companies continue to trade at high valuations, while at the same time offering poor returns to investors. In fact, Japan's Nikkei 225 Index stands at 52x next year's estimated earnings versus the S&P 500 at 17x and Europe at 14x. Moreover, between 1992 and 2002, earnings for the Japanese market grew at a -1% compounded annual growth rate versus the U.S. at +6% and Europe at +9%. From a sector perspective over the last year, we benefited from an overweight in healthcare. We found more opportunities in this segment over the past 12 months, as prices for growing medical businesses became very attractive. However, some of our gains were reduced by the underperformance of the finance sector, where our portfolio is overweight relative to the index. Longer term, we feel this industry will continue to benefit from the gathering of retirement assets, which is driven by the aging baby boomers in the developed countries.

Outlook

The global economy has certainly slowed in response to the war primarily from the reluctance of corporations and consumers to spend. Moreover, equities, as an investment, appear unattractive at best, given 3 years of negative performance. However, we feel that the outlook ahead is brighter. Barton Biggs, the famed strategist at Morgan Stanley, conducted a simple analysis, where modest world GDP growth coupled with 2% inflation and conservative forecasts for productivity, labor force growth, and the equity risk premium, yielded a global stockmarket return between 8-12% going forward. Further supporting our outlook is the easing of monetary policy around the world. Over the last year, the OECD governments continued to liquefy their economies with lower interest rates. This is combined with the large injection of fiscal spending by the U.S. government to support the war with Iraq and improve homeland security. Blend these activities with the possibility of lower oil prices and a reduction in world risk levels after the war and you will have the ingredients for a worldwide recovery.

Seeing past the war, Europe is expected to recover along with the US. We bought Swiss Reinsurance (1.94% holding), one of the largest insurance companies in the world. The company is well capitalized and maintains one of the best reinsurance franchises in the industry. Market volatility and recent fears drove the share price to a reasonable level, where we were able to initiate a position within the last year. Additionally, we bought Nobel Biocare (1.73% holding), a leading Swiss dental implant manufacturer. We expect the company to grow its revenues between 10-12% per annum. The growth comes partly from the aging population in the EU and the U.S., where tooth loss is on the rise, and partly from the increasing penetration of the dental implant market, where these tooth replacements have been proven to be superior to crowns and bridges.

In Japan, we remain underweight because the bottom-up fundamentals are lackluster and offer poor investment returns. Nevertheless, we are always in search of growth ideas. In fact, over the past 12 months we have added Origin Toshu (0.93% holding), a successful Japanese fast food chain with 280 stores, offering "bento (lunchbox)" takeout meals. The company is expanding its store base to meet demand, benefiting from the secular trend toward freshly cooked, inexpensive meals, particularly since more women are entering the workplace. Also we remain holders of Daito Trust (2.39% holding), a builder of apartments in Japan, where demand remains robust as older people downsize into smaller homes. Of all the developed countries, Japan has the fastest aging population.

In Latin America, Brazil's political and financial situation remains risky. The new president, Luiz Inacio "Lula" da Silva, has left-wing tendencies, which have traditionally slowed efforts for much needed market reforms. But, the overriding factor continues to be the $300 billion debt burden. As a result, Brazilian equities are very sensitive to poor political judgements and policy initiatives. We maintain a small exposure through Petrobras (1.52% holding), Brazil's leading oil company. Separately, in Mexico, the slowdown in the U.S. has directly impacted the country's growth through their close trading relationship. However, going forward, the possibility of an improving US economy after the war should bode well for Mexico. In our portfolio, we own Wal-Mart de Mexico (1.77% holding), the Wal-Mart division in Mexico, which continues to take market share away from local "mom and pop" stores and other established retailers, penetrating the country by expanding its storebase. Consequently, we expect earnings to grow 15-20% per year for the next five years.

In summary, we believe periods such as these present excellent long-term growth opportunities around the world. The recent market lows give us a rare opportunity to invest in exceptional companies that traditionally were too expensive to buy in the past. As a result, we feel the portfolio is in a great position to deliver the long-term outperformance that you expect from Brown Capital. We certainly appreciate your confidence in our GARP investment style and in our firm.

                   THE BROWN CAPITAL MANAGEMENT INTERNATIONAL
                                  EQUITY FUND

                     Performance Update - $10,000 Investment

                For the period from May 28, 1999 (Commencement of
                          Operations) to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                    The Brown Capital       MSCI All Country        MSCI EAFE
                Management International    World Free EX USA     International
                      Equity Fund              Gross Index         Gross Index
--------------------------------------------------------------------------------
      5/28/1999           10,000                 10,000               10,000
      6/30/1999           10,040                  9,968                9,859
      9/30/1999            9,840                 10,307               10,299
     12/31/1999           11,245                 12,178               12,055
      3/31/2000           11,856                 12,274               12,049
      6/30/2000           11,716                 11,773               11,579
      9/30/2000           11,315                 10,813               10,652
     12/31/2000           11,233                 10,341               10,373
      3/31/2001            9,998                  8,982                8,956
      6/30/2001           10,327                  8,970                8,879
      9/30/2001            8,320                  7,645                7,640
     12/31/2001            9,393                  8,325                8,173
      3/31/2002            9,352                  8,462                8,220
      6/30/2002            8,690                  8,238                8,060
      9/30/2002            6,621                  6,648                6,474
     12/31/2002            7,148                  7,104                6,893
      3/31/2003            6,538                  6,585                6,333

This graph depicts the performance of The Brown Capital Management International Equity Fund (the "Fund") versus the MSCI All Country World Free EX USA Gross Index and the MSCI EAFE International Gross Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

      ----------------- ---------------- -------------------------------
          One Year        Three Years     Since 5/28/99 (Commencement
                                                of Operations)
      ----------------- ---------------- -------------------------------
          (30.09)%         (18.00)%                 (10.47)%
      ----------------- ---------------- -------------------------------

>>   The  graph  assumes  an  initial   $10,000   investment  at  May  28,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At March 31, 2003, the value of the Fund would have decreased to $6,538 - a cumulative total investment return of (34.62)% since May 28, 1999.

>> At March 31, 2003, the value of a similar investment in the MSCI All Country World Free EX USA Gross Index would have decreased to $6,585 - a cumulative total investment return of (34.15)% since May 28, 1999; while the value of a similar investment in the MSCI EAFE International Gross Index would have decreased to $6,333 - a cumulative total investment return of (36.67)% since May 28, 1999. The MSCI All Country World Free EX USA Gross Index and the MSCI EAFE International Gross Index replace the MSCI All Country World Free EX USA Price Index and the MSCI EAFE International Price Index used for illustrative purposes in prior annual reports. The MSCI All Country World Free EX USA Gross Index and the MSCI EAFE International Gross Index are used in the graph above to provide a better comparison to the Fund because the Gross indices take into account the value of dividends that would have been received by securities and the Price indices exclude those dividends. For the fiscal year ended March 31, 2003, the investment in The Brown Capital Management International Equity Fund would have decreased in value by $2,814; the similar investment in the MSCI All Country World Free EX USA Gross Index would have decreased in value by $1,877; the similar investment in the MSCI EAFE International Gross Index would have decreased in value by $1,886; the similar investment in the MSCI All Country World Free EX USA Price Index would have decreased in value by $2,073; and the similar investment in the MSCI EAFE International Price Index would have decreased in value by $2,093.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

>> Investing in the securities of foreign companies generally involves greater risk than investing in larger, more established domestic companies.
     Therefore, investments in the Fund may involve a greater degree of risk than investments in other mutual funds that invest in larger, more established domestic companies.

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.64%

  Australian Equities - 4.36%
     National Australia Bank Limited ...........................................                     4,700              $    90,740
     Westpac Banking Corporation Limited .......................................                    10,900                   99,324
                                                                                                                        -----------
                                                                                                                            190,064
                                                                                                                        -----------
  Belgium Equity - 1.58%
     Dexia .....................................................................                     7,520                   68,600

                                                                                                                        -----------
  Bermuda Equity - 2.00%
     XL Capital Ltd. - Class A .................................................                     1,230                   87,059
                                                                                                                        -----------
   Brazilian Equity - 1.52%
     Petroleo Brasileiro SA - Pfd - ADR ........................................                     4,800                   66,048

                                                                                                                        -----------

  British Equities - 13.01%
     Amvescap PLC ..............................................................                    10,200                   45,215
  (a)easyJet PLC ...............................................................                    18,272                   64,219
     Man Group PLC .............................................................                     6,400                   98,434
  (a)Powderject Pharmaceuticals PLC ............................................                    12,400                   81,960
     Royal Bank of Scotland Group PLC ..........................................                     4,133                   93,240
     SABMiller PLC .............................................................                     9,300                   58,305
  (a)Shire Pharmaceuticals Group PLC ...........................................                    13,200                   80,561
     United Business Media PLC .................................................                    13,038                   44,791
                                                                                                                        -----------
                                                                                                                            566,725
                                                                                                                        -----------
  Canadian Equities - 5.47%
  (a)JDS Uniphase Corporation ..................................................                   22,600                    64,410
  (a)Patheon Inc. ..............................................................                    6,600                    57,560
     Royal Bank of Canada ......................................................                    3,000                   116,070
                                                                                                                        -----------
                                                                                                                            238,040
                                                                                                                        -----------
   Danish Equity - 2.56%
     Danske Bank A/S ...........................................................                   6,000                    100,174
     Nordea ....................................................................                   2,540                     11,246
                                                                                                                        -----------
                                                                                                                            111,420
                                                                                                                        -----------
  Finnish Equity - 1.38%
     Nokia Oyj - ADR ...........................................................                   4,300                     60,243
                                                                                                                        -----------

  French Equities - 4.15%
     Aventis SA ................................................................                   1,700                     74,717
     Axa .......................................................................                   5,000                     59,104
     Hermes International ......................................................                     350                     47,032
                                                                                                                        -----------
                                                                                                                            180,853
                                                                                                                        -----------




                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

  German Equities - 2.93%
     Rhoen-Klinikum AG .........................................................                     2,600              $    78,909
     Schering AG ...............................................................                     1,200                   48,835
                                                                                                                        -----------
                                                                                                                            127,744
                                                                                                                        -----------
  Hong Kong Equity - 2.36%
     Esprit Holdings Limited ...................................................                    54,400                  102,882
                                                                                                                        -----------

  Indian Equity - 0.80%
  (a)Satyam Computer Services - ADR ............................................                     4,200                   34,776
                                                                                                                        -----------

  Isralian Equities - 5.27%
  (a)Check Point Software Technologies, Ltd. ...................................                     3,200                   46,304
  (a)Partner Communications Company Ltd. - ADR .................................                    12,300                   41,451
     Teva Pharmaceutical Industries Ltd. - ADR .................................                     3,400                  141,610
                                                                                                                        -----------
                                                                                                                            229,365
                                                                                                                        -----------
  Italian Equities - 5.04%
     Amplifon ..................................................................                     4,400                   69,654
     Tod's .....................................................................                     2,100                   52,309
     UniCredito Italiano .......................................................                    25,600                   97,609
                                                                                                                        -----------
                                                                                                                            219,572
                                                                                                                        -----------
  Japanese Equities - 3.34%
     Daito Trust Construction Co., Ltd. ........................................                     5,100                  104,620
     ORIGIN TOSHU Co., Ltd. ....................................................                     3,700                   40,773
                                                                                                                        -----------
                                                                                                                            145,393
                                                                                                                        -----------
  Korean Equity - 1.34%
     KT Corporation - ADR ......................................................                     3,400                   58,378
                                                                                                                        -----------

  Mexican Equities - 4.46%
     Fomento Economico Mexicano, SA de CV - ADR ................................                     1,800                   59,886
  (a)Grupo Aeroportuario del Sureste - ADR .....................................                     5,100                   56,865
     Walmart de Mexico SA de CV - Ser.V ........................................                    31,700                   77,380
                                                                                                                        -----------
                                                                                                                            194,131
                                                                                                                        -----------
  Netherland Equities - 10.85%
     ABN AMRO Holding NV .......................................................                     5,538                   81,074
     Akzo Nobel NV .............................................................                     2,530                   50,361
     DSM NV ....................................................................                     2,100                   81,079
     Euronext NV ...............................................................                     5,000                   89,257
  (a)Fox Kids Europe NV ........................................................                    20,000                  111,435
     Philips Electronics NV ....................................................                     3,776                   59,363
                                                                                                                        -----------
                                                                                                                            472,569
                                                                                                                        -----------
  Norwegian Equity - 0.80%
  (a)Tandberg ASA ..............................................................                    13,900                   34,977
                                                                                                                        -----------


                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

  Portugal Equity - 2.65%
       Portugal Telecom - Reg ..................................................                    16,666              $   115,619
                                                                                                                        -----------

  Singapore Equities - 5.49%
    (a)Flextronics International Ltd. ..........................................                     8,800                   76,736
       Informatics Holdings Limited ............................................                    84,200                   48,207
       Singapore Airlines ......................................................                     6,200                   30,752
       Venture Corporation Limited .............................................                    10,500                   83,329
                                                                                                                        -----------
                                                                                                                            239,024
                                                                                                                        -----------
  Spanish Equities - 5.61%
       Endesa ..................................................................                     5,900                   71,870
       Telefonica - ADR ........................................................                     2,699                   75,705
       Union Fenosa ............................................................                     7,600                   96,730
                                                                                                                        -----------
                                                                                                                            244,305
                                                                                                                        -----------
  Swedish Equities - 2.68%
       Clas Ohlson AB - B Shares ...............................................                     3,500                   53,875
       Nordea ..................................................................                    14,200                   62,883
                                                                                                                        -----------
                                                                                                                            116,758
                                                                                                                        -----------
  Swiss Equities - 8.99%
    (a)Nobel Biocare AG ........................................................                     1,420                   75,174
    (a)Swiss Re ................................................................                     1,725                   84,679
       Swisscom AG .............................................................                       355                  109,213
       Synthes-Stratec, Inc. ...................................................                       220                  122,331
                                                                                                                        -----------
                                                                                                                            391,397
                                                                                                                        -----------

       Total Common Stocks (Cost $5,261,299) .....................................................                        4,295,942
                                                                                                                        -----------

INVESTMENT COMPANIES - 1.34%

      Evergreen Select Money Market Fund Class I #495 ..........................                    17,358                   17,358
      Evergreen Select Money Market Fund .......................................                    41,065                   41,065
                                                                                                                        -----------

           Total Investment Companies (Cost $58,423) ............................................                            58,423
                                                                                                                        -----------


Total Value of Investments (Cost $5,319,722 (b)) ...................................                 99.98 %             $4,354,365
Other Assets Less Liabilities ......................................................                  0.02 %                  1,004
                                                                                                  --------               ----------
      Net Assets ...................................................................                100.00 %             $4,355,369
                                                                                                  ========               ==========







                                                                                                                         (Continued)


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003




     (a)  Non-income producing investment.

     (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

          Unrealized appreciation ...............................................................                       $   260,138
          Unrealized depreciation ...............................................................                        (1,225,495)
                                                                                                                        -----------


          Net unrealized depreciation ...........................................................                       $  (965,357)
                                                                                                                        ===========

      The following acronyms and abbreviations are used in this portfolio:

           AB - Aktiebolag (Swedish)                       PLC - Public Limited Company (British)
           ADR - American Depositary Receipt               SA - Socieded Anonima (Spanish)
           AG - Aktiengesellschaft (German)                SA - Socieded Anonima (Portugal)
           ASA - Allmennaksjeselskap (Norwegian)           SA - Societe Anonyme (French)
           CV - Convertible Securities (Mexican)           SGPS - Sociedade Gestora De Participacoes (Portugal)
           NV - Naamloze Vennootschap (Dutch)              S.p.A. - Societa Per Azioni (Italian)




























See accompanying notes to financial statements

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $5,319,722) ...............................................................           $ 4,354,365
      Cash ..................................................................................................                 6,203
      Income receivable (cost $9,977) .......................................................................                10,027
      Other asset ...........................................................................................                 4,370
                                                                                                                        -----------


           Total assets .....................................................................................             4,374,965
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ......................................................................................                19,426
      Other liabilities .....................................................................................                   170
                                                                                                                        -----------

           Total liabilities ................................................................................                19,596
                                                                                                                        -----------

NET ASSETS
      (applicable to 689,629 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...............................................           $ 4,355,369
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($4,355,369 / 689,629 shares) .........................................................................           $      6.32
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................           $ 7,008,597
      Accumated net investment loss .........................................................................                (1,326)
      Accumulated net realized loss on investments and foreign currency translations ........................            (1,686,595)
      Net unrealized depreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................              (965,307)
                                                                                                                        -----------
                                                                                                                        $ 4,355,369
                                                                                                                        ===========




















See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2003


NET INVESTMENT INCOME

      Income
           Dividends (net of foreign withholding tax) .......................................................           $   107,998
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ................................................................                51,622
           Fund administration fees (note 2) ................................................................                 9,034
           Custody fees .....................................................................................                 7,699
           Registration and filing administration fees (note 2) .............................................                 2,094
           Fund accounting fees (note 2) ....................................................................                27,516
           Audit fees .......................................................................................                21,700
           Legal fees .......................................................................................                 9,388
           Securities pricing fees ..........................................................................                10,208
           Shareholder recordkeeping fees ...................................................................                18,000
           Other accounting fees (note 2) ...................................................................                14,988
           Shareholder servicing expenses ...................................................................                 4,257
           Registration and filing expenses .................................................................                 2,655
           Trustee fees and meeting expenses ................................................................                 4,289
           Other operating expenses .........................................................................                 4,033
                                                                                                                        -----------

               Total expenses ...............................................................................               187,483
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .........................................................               (32,501)
                    Investment advisory fees waived (note 2) ................................................               (51,622)
                                                                                                                        -----------

               Net expenses .................................................................................               103,360
                                                                                                                        -----------

                    Net investment income ...................................................................                 4,638
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investments and foreign currency translations                                               (1,238,056)
      Increase in udepreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................              (626,910)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..................................................            (1,864,966)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .........................................           $(1,860,328)
                                                                                                                        ============








See accompanying notes to financial statements

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
        Net investment income ..........................................................           $     4,638          $    36,389
        Net realized loss from investment transactions and foreign currency translations            (1,238,056)            (432,247)
        Increase in unrealized depreciation on investments .............................              (626,910)            (119,888)
                                                                                                   -----------          -----------

            Net decrease in net assets resulting from operations .......................            (1,860,328)            (515,746)
                                                                                                   -----------          -----------
     Distributions to shareholders from
        Net investment income ..........................................................                     0              (17,064)
        Tax return of capital ..........................................................                     0              (12,156)
                                                                                                   -----------          -----------

            Decrease in net assets resulting from distributions ........................                     0              (29,220)
                                                                                                   -----------          -----------

     Capital share transactions
        Increase in net assets resulting from capital share transactions (a) ...........                 6,289            4,055,329
                                                                                                   -----------          -----------

               Total (decrease) increase in net assets .................................            (1,854,039)           3,510,363

NET ASSETS

     Beginning of year .................................................................             6,209,408            2,699,045
                                                                                                   -----------          -----------

     End of year .......................................................................           $ 4,355,369          $ 6,209,408
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:

                                                      ------------------------------------------------------------------------------
                                                                        2003                                      2002
                                                            Shares               Value                Shares               Value
                                                      ------------------------------------------------------------------------------


Shares sold .........................................        425,753          $ 2,946,787              419,939          $ 4,153,572

Shares issued for reinvestment of distributions .....              0                    0                2,910               26,298
                                                         -----------          -----------          -----------          -----------

                                                             425,753            2,946,787              422,849            4,179,870

Shares redeemed .....................................       (423,174)          (2,940,498)             (13,732)           (124,541)
                                                         -----------          -----------          -----------          -----------

     Net increase ...................................          2,579          $     6,289              409,117          $ 4,055,329
                                                         ===========          ===========          ===========          ===========



See accompanying notes to financial statements

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                   For the Periods ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................     $      9.04     $      9.71     $     11.83     $     10.00

   (Loss) income from investment operations
        Net investment income .................................            0.01            0.05            0.03            0.02
        Net realized and unrealized (loss) gain on investments and
          foreign  currency translations ......................           (2.73)          (0.68)          (1.83)           1.83
                                                                    -----------     -----------     -----------     -----------
            Total from investment operations ..................           (2.72)          (0.63)          (1.80)           1.85
                                                                    -----------     -----------     -----------     -----------

   Distributions to shareholders from
        Net investment income .................................            0.00           (0.02)          (0.02)          (0.02)
        Tax return of capital .................................            0.00           (0.02)           0.00            0.00
        Net realized gain from investment transactions ........            0.00            0.00           (0.30)           0.00
                                                                    -----------     -----------     -----------     -----------
            Total distributions ...............................            0.00           (0.04)          (0.32)          (0.02)
                                                                    -----------     -----------     -----------     -----------

Net asset value, end of period ................................     $      6.32     $      9.04     $      9.71     $     11.83
                                                                    ===========     ===========     ===========     ===========


Total return ..................................................          (30.09)%         (6.46)%        (15.67)%         18.56 %
                                                                    ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of period ...............................   $   4,355,369    $  6,209,408     $ 2,699,045     $ 1,647,537
                                                                  =============    ============     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......            3.63 %          3.55 %          6.26 %          9.23 %(b)
           After expense reimbursements and waived fees .......            2.00 %          2.00 %          2.00 %          2.00 %(b)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ......           (1.54)%         (0.86)%         (3.95)%         (7.11)%(b)
           After expense reimbursements and waived fees .......            0.09 %          0.69 %          0.30 %          0.12 %(b)
      Portfolio turnover rate .................................           38.43 %          5.90 %         14.85 %         23.61 %

     (a)  For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
     (b)  Annualized.

See accompanying notes to financial statements

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management International Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carryforward for federal income tax purposes of $1,257,078, of which $38,628 expires in the year 2007, $92,211 of which expires in the year 2010, and $1,126,239 of which  expires in the year 2011.  It is the  intention  of the
               Trustees not to distribute any realized gains until the carryforward has been offset or expires.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D.   Distributions   to   Shareholders   -  The  Fund   will   make  a
               determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.





                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

          F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

               The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

               Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $51,622 ($0.13 per share) and has voluntarily agreed to reimburse $32,501 of the Fund's operating expenses for the year ended March 31, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services, plus 0.01% of annual average net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.


                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003


          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,999,350 and $2,003,471, respectively, for the year ended March 31, 2003.


























                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of The Brown Capital Management International Equity Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------










                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------


                                                                                                                        (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of the Brown Capital Management International Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management International Equity Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the year then ended, and the financial highlights for each of the four years in the year and period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management International Equity Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

Mid-Cap Institutional Fund
Mid-Cap Investor Class

Performance

Your Mid-Cap Fund, newly launched in 2002 with two share classes, trailed the broad market, S&P 500, stylized benchmark, Russell Midcap Growth and peer group index, Lipper's Midcap Growth Average, since its inception on September 30, 2002. We realize most Brown Capital Management investors place little credence in such a short-term performance, but believe it is important to note that we are still building a portfolio.

Benchmark/Peer Group Insights

The Brown Capital Management Mid-Cap Fund joins an increasingly competitive list of products in the mid capitalization asset class that, according to Morningstar's Principia Pro mutual fund database, offers over 1,300 products. Historically, underutilized mid-cap funds fell victim in asset allocation models to small-cap managers, who often allowed successful holdings to "drift" into mid-cap territory, and large cap managers, who often "identified early" fast growing companies in this area. Today, in light of limited access to small-cap funds that sometimes close due to capacity constraints, mid-cap products are garnering greater attention.

Unfortunately, the past twelve months did not favor mid-cap growth stocks in general when compared to the broad market's S&P 500. The Russell Midcap Growth trailed the broad market over the one, three and five year performance periods as of March 31, 2003. Importantly, Morningstar's Midcap Growth Category trailed the Russell Midcap Growth Index for twelve months ending March 31, 2003 suggesting that active managers found stock selection difficult over the past year.

Portfolio Review

For many reasons, barriers to entry in the mutual fund business are increasing. Building a competitive performance record and accumulating assets may be the greatest risks associated with the launch of a mutual fund. Our risk, in the launch of this product, was calculated. To improve the probability of asset accumulation in the fund, we created two share classes to provide shareholders a means of accessing this fund through different distribution channels. Brown Capital Management oversees one portfolio, but each share class is priced differently to accommodate underlying differences in the total expense ratios.

Since building a portfolio requires assets, our first six months does not reflect our stock selection capabilities. While we welcome cash flows, their sporadic nature often made it difficult to build positions when and how we like. As a growth manager, outpaced by value stocks for a third year in a row, identifying successful Growth at a Reasonable Price (GARP) investments with short-term upside potential is difficult. We remain committed to our time-tested approach recognizing that most investors seek superior long-term results, defined as three to five years or greater.

Outlook

Brown Capital Management seeks to leverage superior stock selection skills to generate above-average returns, but is "benchmark aware" meaning we will use our fundamental, bottom-up approach to determine favorable or unfavorable weightings, against the Russell Midcap Growth benchmark, in sectors and securities that, we believe, will generate above-average, long-term performance. As growth managers we typically focus on areas that, historically, deliver the best growth ideas: Consumer Discretionary, Financial Services, Health Care and Technology.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                              Institutional Shares

                          Performance Update - $10,000
                  Investment For the period from September 30,
                              2002 (Date of Initial
                      Public Investment) to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Brown Capital
               Management Mid-Cap Fund    Russell Mid-Cap       S&P 400 Mid-Cap
                 Institutional Shares      Growth Index             Index
--------------------------------------------------------------------------------
      9/30/2002        10,000                 10,000                10,000
     10/31/2002        10,640                 10,775                10,433
     11/30/2002        11,120                 11,618                11,036
     12/31/2002        10,480                 10,916                10,583
      1/31/2003        10,230                 10,809                10,274
      2/28/2003        10,150                 10,715                10,029
      3/31/2003        10,280                 10,914                10,113

This graph depicts the performance of The Brown Capital Management Mid-Cap Fund (the "Fund") Institutional Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                            Cumulative Total Returns

                         -------------------------------
                             Since 09/30/02 (Date of
                           Initial Public Investment)
                         -------------------------------
                                     2.80 %
                         -------------------------------


>>   The graph assumes an initial $10,000 investment at September 30, 2002 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2003, the value of the Fund's Institutional Shares would have increased to $10,280 - a cumulative total investment return of 2.80% since September 30, 2002 (date of initial public investment).

>> At March 31, 2003, the value of a similar investment in the Russell Mid-Cap Growth Index would have increased to $10,914 - a cumulative total investment return of 9.14%; and a similar investment in the S&P 400 Mid-Cap Index would have increased to $10,113 - a cumulative total investment return of 1.13% since September 30, 2002 (date of initial public investment).

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                                 Investor Shares

                     Performance Update - $10,000 Investment
             For the period from September 30, 2002 (Date of Initial
                      Public Investment) to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                  The Brown Capital
               Management Mid-Cap Fund    Russell Mid-Cap        S&P 400 Mid-Cap
                    Investor Shares        Growth Index               Index
--------------------------------------------------------------------------------
      9/30/2002        10,000                 10,000                 10,000
     10/31/2002        10,640                 10,775                 10,433
     11/30/2002        11,110                 11,618                 11,036
     12/31/2002        10,480                 10,916                 10,583
      1/31/2003        10,230                 10,809                 10,274
      2/28/2003        10,140                 10,715                 10,029
      3/31/2003        10,270                 10,914                 10,113



This graph depicts the performance of the The Brown Capital Management Mid-Cap Fund (the "Fund") Investor Shares versus the Russell Mid-Cap Growth Index and the S&P 400 Mid-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                            Cumulative Total Returns

                         -------------------------------
                             Since 09/30/02 (Date of
                           Initial Public Investment)
                         -------------------------------
                                     2.70 %
                         -------------------------------


>>   The graph assumes an initial $10,000 investment at September 30, 2002 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2003, the value of the Fund's Investor Shares would have increased to $10,270 - a cumulative total investment return of 2.70% since September 30, 2002 (date of initial public investment).

>> At March 31, 2003, the value of a similar investment in the Russell Mid-Cap Growth Index would have increased to $10,914 - a cumulative total investment return of 9.14%; and a similar investment in the S&P 400 Mid-Cap Index would have increased to $10,113 - a cumulative total investment return of 1.13% since September 30, 2002 (date of initial public investment).

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Cumulative total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 80.51%

      Automobiles & Components - 1.46%
        (a)Gentex Corporation ........................................................                    550             $   13,992
           Harley-Davidson, Inc. .....................................................                    450                 17,870
                                                                                                                          ----------
                                                                                                                              31,862
                                                                                                                          ----------
      Capital Goods - 1.91%
        (a)Airgas, Inc. Distributor ..................................................                  1,450                 26,839
           Danaher Corporation .......................................................                    225                 14,796
                                                                                                                          ----------
                                                                                                                              41,635
                                                                                                                          ----------
      Commercial Services & Supplies - 3.87%
        (a)Ceridian Corporation ......................................................                  1,275                 17,825
        (a)Concord EFS, Inc. .........................................................                  1,950                 18,330
           Equifax Inc. ..............................................................                    750                 14,992
        (a)Fiserv, Inc. ..............................................................                  1,050                 33,054
                                                                                                                          ----------
                                                                                                                              84,201
                                                                                                                          ----------
      Consumer Durables & Apparel - 1.22%
        (a)Fossil Inc. ...............................................................                    500                  8,610
        (a)Williams-Sonoma, Inc. .....................................................                    825                 17,985
                                                                                                                          ----------
                                                                                                                              26,595
                                                                                                                          ----------
      Diversified Financials - 6.22%
           Investors Financial Services Corporation ..................................                    850                 20,697
           Legg Mason Inc. ...........................................................                    625                 30,463
           SLM Corporation ...........................................................                    325                 36,049
           T. Rowe Price Group, Inc. .................................................                    950                 25,754
           W.W. Grainger, Inc. .......................................................                    525                 22,523
                                                                                                                          ----------
                                                                                                                             135,486
                                                                                                                          ----------
      Electronic Equipment and Instruments - 1.69%
        (a)Avnet, Inc. ...............................................................                  1,450                 15,196
           Molex Incorporated ........................................................                    400                  8,592
        (a)Waters Corporation ........................................................                    625                 13,225
                                                                                                                          ----------
                                                                                                                              37,013
                                                                                                                          ----------
      Energy - 2.57%
        (a)Pioneer Natural Resources Company .........................................                  1,175                 29,492
        (a)Smith International, Inc. .................................................                    750                 26,423
                                                                                                                          ----------
                                                                                                                              55,915
                                                                                                                          ----------
      Food & Drug Retailing - 3.26%
        (a)Express Scripts Inc. ......................................................                    525                 29,232
        (a)Whole Foods Market, Inc. ..................................................                    750                 41,730
                                                                                                                          ----------
                                                                                                                              70,962
                                                                                                                          ----------
      Food, Beverage, & Tobacco - 1.02%
        (a)Performance Food Group Company ............................................                    725                 22,229
                                                                                                                          ----------




                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Health Care Equipment and Services - 12.03%
           AmerisourceBergen Corporation ...........................................                     750              $   39,375
           Biomet, Inc. ............................................................                   1,275                  39,079
        (a)Cerner Corporation ......................................................                     875                  28,332
        (a)Covance Inc. ............................................................                   1,175                  27,166
           Health Management Associates, Inc. ......................................                   2,125                  40,375
        (a)Quest Diagnostics Incorporated ..........................................                     375                  22,384
        (a)St. Jude Medical, Inc. ..................................................                     400                  19,500
           Stryker Corporation .....................................................                     225                  15,446
        (a)Zimmer Holdings, Inc. ...................................................                     625                  30,394
                                                                                                                          ----------
                                                                                                                             262,051
                                                                                                                          ----------
      Health Care Providers and Services - 2.45%
        (a)AdvancePCS ..............................................................                   1,050                  29,757
        (a)Caremark Rx, Inc. .......................................................                     800                  14,520
        (a)Henry Schein Inc. .......................................................                     200                   9,020
                                                                                                                          ----------
                                                                                                                              53,297
                                                                                                                          ----------
      Home Furnishings - 0.32%
           La-Z-Boy Incorporated ...................................................                     400                   6,912
                                                                                                                          ----------

      Hotels Restaurants & Leisure - 1.85%
        (a)Panera Bread Company ....................................................                     525                  16,007
        (a)The Cheesecake Factory Incorporated .....................................                     750                  24,202
                                                                                                                          ----------
                                                                                                                              40,209
                                                                                                                          ----------
      Insurance - 0.46%
           Chubb Corporation .......................................................                     225                   9,972
                                                                                                                          ----------

      Pharmaceuticals & Biotechnology - 1.94%
        (a)Chiron Corporation ......................................................                     500                  18,750
        (a)King Pharmaceuticals Inc. ...............................................                   1,975                  23,562
                                                                                                                          ----------
                                                                                                                              42,312
                                                                                                                          ----------
      Retailing - 15.40%
        (a)Bed Bath & Beyond Inc. ..................................................                   1,275                  44,039
        (a)Chico's FAS's, Inc. .....................................................                   1,275                  25,500
        (a)Coach Inc. ..............................................................                     825                  31,622
        (a)Dollar Tree Stores Inc. .................................................                   1,900                  37,810
           Family Dollar Stores, Inc. ..............................................                   1,375                  42,460
           Fred's, Inc. ............................................................                   1,175                  32,724
        (a)Kohl's Corporation ......................................................                     500                  28,290
        (a)Staples Inc. ............................................................                   1,050                  19,246
           Tiffany & Co. ...........................................................                   1,375                  34,375
           TJX Companies ...........................................................                   2,225                  39,160
                                                                                                                          ----------
                                                                                                                             335,226
                                                                                                                          ----------


                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Software & Services - 8.32%
        (a)Acxiom Corporation ....................................................                      500               $    8,415
           Adobe Systems, Inc. ...................................................                      425                   13,103
        (a)BISYS Group, Inc. .....................................................                    2,450                   39,984
        (a)Checkfree Corporation .................................................                    1,275                   28,662
           Fair, Isaac & Co. .....................................................                      525                   26,681
        (a)Intuit Inc. ...........................................................                      825                   30,690
        (a)RSA Security Inc. .....................................................                    1,600                   11,360
        (a)Sungard Data Systems ..................................................                    1,050                   22,365
                                                                                                                          ----------
                                                                                                                             181,260
                                                                                                                          ----------
      Technology Hardware & Equipment - 12.09%
        (a)Altera Corporation ....................................................                    1,400                   18,956
        (a)Analog Devices, Inc. ..................................................                    1,275                   35,063
        (a)Celestica Inc. ........................................................                    2,750                   31,432
        (a)Flextronics International, Ltd. .......................................                    1,050                    9,156
        (a)Integrated Circuit Systems, Inc. ......................................                    1,175                   25,497
        (a)Jabil Circuit, Inc. ...................................................                    1,675                   29,312
        (a)Lam Research Corporation ..............................................                      700                    7,966
        (a)Lexmark International Group ...........................................                      350                   23,432
        (a)Network Appliance, Inc. ...............................................                    1,600                   17,904
        (a)Novellus Systems, Inc. ................................................                    1,100                   29,997
        (a)Synopsys, Inc. ........................................................                      425                   18,088
        (a)Xilinx, Inc. ..........................................................                      700                   16,387
                                                                                                                          ----------
                                                                                                                             263,190
                                                                                                                          ----------
      Telecommunication Services - 1.49%
           CenturyTel Inc. .......................................................                    1,175                   32,430
                                                                                                                          ----------

      Transportation - 0.94%
        (a)Swift Transportation Co., Inc. ........................................                    1,275                   20,400
                                                                                                                          ----------

           Total Common Stocks (Cost $1,726,477) ..........................................................                1,753,157
                                                                                                                          ----------

INVESTMENT COMPANY - 1.96%

           Evergreen Select Money Market Fund Class I #495 .......................                   42,560                  42,560
           (Cost $42,560)                                                                                                ----------









                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $1,769,037 (b)) .................................                82.47 %                 $1,795,717
Other Assets Less Liabilities ....................................................                17.53 %                    381,778
                                                                                                 ------                   ----------
      Net Assets .................................................................               100.00 %                 $2,177,495
                                                                                                 ======                   ==========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ....................................................................                   $ 117,434
           Unrealized depreciation ....................................................................                     (90,754)
                                                                                                                          ---------

                      Net unrealized appreciation .....................................................                   $  26,680
                                                                                                                          =========































See accompanying notes to financial statements



                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $1,769,037) ..........................................................                $ 1,795,717
      Cash .............................................................................................                     18,997
      Income receivable ................................................................................                        486
      Receivable for fund shares sold ..................................................................                    374,989
      Other asset ......................................................................................                      5,010
      Due from advisor (note 2) ........................................................................                        934
                                                                                                                        -----------

           Total assets ................................................................................                  2,196,133

                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     18,638
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 2,177,495
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 2,153,779
      Accumulated net realized loss on investments .....................................................                     (2,964)
      Net unrealized appreciation on investments .......................................................                     26,680
                                                                                                                        -----------
                                                                                                                        $ 2,177,495
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($1,635,414 / 159,068 shares) ...............................................................                $     10.28
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($542,081 / 52,781 shares) ..................................................................                $     10.27
                                                                                                                        ===========



















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended March 31, 2003 (a)


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................                $     305
           Dividends .....................................................................................                    2,330
                                                                                                                          ---------

               Total income ..............................................................................                    2,635
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                    5,643
           Fund administration fees (note 2) .............................................................                    1,317
           Distribution and service fees - Investor Shares (note 3) ......................................                      309
           Custody fees ..................................................................................                    2,952
           Registration and filing administration fees (note 2) ..........................................                    3,569
           Fund accounting fees (note 2) .................................................................                   18,075
           Audit fees ....................................................................................                   16,000
           Legal fees ....................................................................................                    5,292
           Securities pricing fees .......................................................................                    2,613
           Shareholder recordkeeping fees ................................................................                   12,000
           Other accounting fees (note 2) ................................................................                   10,683
           Shareholder servicing expenses ................................................................                    1,600
           Registration and filing expenses ..............................................................                   22,153
           Printing expenses .............................................................................                    2,729
           Trustee fees and meeting expenses .............................................................                    5,114
           Other operating expenses ......................................................................                    2,353
                                                                                                                          ---------

               Total expenses ............................................................................                  112,402
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (96,712)
                    Investment advisory fees waived (note 2) .............................................                   (5,643)
                                                                                                                          ---------

               Net expenses ..............................................................................                   10,047
                                                                                                                          ---------

                    Net investment loss ..................................................................                   (7,412)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                   (2,964)
      Increase in unrealized appreciation on investments .................................................                   26,680
                                                                                                                          ---------

           Net realized and unrealized gain on investments ...............................................                   23,716
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $  16,304
                                                                                                                          =========


(a)   For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.


See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                               For the Period ended March 31, 2003 (a)


INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................             $    (7,412)
         Net realized loss from investment transactions ...................................................                  (2,964)
         Increase in unrealized appreciation on investments ...............................................                  26,680
                                                                                                                        -----------

              Net increase in net assets resulting from operations ........................................                  16,304
                                                                                                                        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .............................               2,161,191
                                                                                                                        -----------

                     Total increase in net assets .........................................................               2,177,495

NET ASSETS
     Beginning of period ..................................................................................                       0
                                                                                                                        -----------

     End of period ........................................................................................             $ 2,177,495
                                                                                                                        ===========


(a) For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.

(b) A summary of capital share activity follows:

                                                                                       ---------------------------------------------
                                                                                          Shares                           Value
------------------------------------------------------------------                     ---------------------------------------------
                      INSTITUTIONAL SHARES
-----------------------------------------------------------------
Shares sold ......................................................                         159,068                      $ 1,602,929
Shares redeemed ..................................................                               0                                0
                                                                                       -----------                      -----------

     Net increase ................................................                         159,068                      $ 1,602,929
                                                                                       ===========                      ===========

-----------------------------------------------------------------
                         INVESTOR SHARES
-----------------------------------------------------------------
Shares sold ......................................................                          52,790                      $   558,358
Shares redeemed ..................................................                              (9)                             (96)
                                                                                       -----------                      -----------

     Net increase ................................................                          52,781                      $   558,262
                                                                                       ===========                      ===========

-----------------------------------------------------------------
                           FUND SUMMARY
-----------------------------------------------------------------
Shares sold ......................................................                         211,858                      $ 2,161,287
Shares redeemed ..................................................                              (9)                             (96)
                                                                                       -----------                      -----------

     Net increase ................................................                         211,849                      $ 2,161,191
                                                                                       ===========                      ===========


See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                               For the Period ended March 31, 2003 (a)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                              INSTITUTIONAL           INVESTOR
                                                                                                 SHARES                SHARES
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................................                $     10.00           $     10.00

      Income from investment operations
           Net investment loss ...............................................                      (0.04)                (0.03)
           Net realized and unrealized gain on investments ...................                       0.32                  0.30
                                                                                              -----------           -----------

               Total from investment operations ..............................                       0.28                  0.27
                                                                                              -----------           -----------

Net asset value, end of period ...............................................                $     10.28           $     10.27
                                                                                              ===========           ===========

Total return .................................................................                       2.80 %                2.70 %
                                                                                              ===========           ===========

Ratios/supplemental data
      Net assets, end of period ..............................................                $ 1,635,414           $   542,081
                                                                                              ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .....................                      15.28 %(b)            13.67 %(b)
           After expense reimbursements and waived fees ......................                       1.30 %(b)             1.56 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .....................                     (14.92)%(b)           (13.36)%(b)
           After expense reimbursements and waived fees ......................                      (0.94)%(b)            (1.25)%(b)

      Portfolio turnover rate ................................................                      12.08 %               12.08 %




(a) For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.

(b) Annualized.











See accompanying notes to financial statements



                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Mid-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund began operations on September 30, 2002. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.

          Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $7,412 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.30% of the average daily net assets of the Fund's Institutional Shares and 1.55% of the daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $5,643 ($0.04 per share) and has reimbursed expenses in the amount of $96,712 for the period ended March 31, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $309 of such expenses for the Investor Shares under the Plan for the year ended March 31, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,879,348 and $149,906, respectively, for the period ended March 31, 2003.






















                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of The Brown Capital Management Mid-Cap Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,425 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------











                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------



                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of The Brown Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of The Brown Capital Management Mid-Cap Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brown Capital Management Mid-Cap Fund as of March 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II










For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Brown Capital Management
116 South Franklin Street                     1201 North Calvert Street
Post Office Drawer 4365                       Baltimore, Maryland 21202
Rocky Mount, North Carolina 27802-0069

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-877-892-4BCM, 1-877-892-4226

World Wide Web @: World Wide Web @:

ncfunds.com                                   browncapital.com




                                                [Company Logo Here]

________________________________________________________________________________

                             Wilbanks Smith & Thomas [Logo]

                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                                 CLASS C SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2003


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                         WST GROWTH FUND CLASS C SHARES
________________________________________________________________________________

                                  WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
________________________________________________________________________________

                                                                   April 7, 2003

"Buy when everyone else is selling and hold until everyone else is buying. This is not merely a catchy slogan. It is the very essence of successful investment."
                                                                   J. Paul Getty

"There is no worse mistake in public leadership than to hold out false hopes soon to be swept away."
                                                               Winston Churchill

"Confront the brutal facts, but never lose faith."
                                                         Admiral James Stockdale

As we write this letter the war in Iraq is underway, and the investment markets continue to careen between euphoria and despondency as snippets of news are relayed from the battlefield. The media coverage from "embedded" journalists beaming us up-to-the-minute reports on every aspect of the campaign is overwhelming. Simply processing all of the information is challenging and attempting to integrate the daily highs and lows of the military action into a meaningful investment strategy is fruitless. Clearly the short war and easy victory expected by some did not materialize, but we all remain confident that the ultimate outcome will be a coalition victory.

Unfortunately the end of the military campaign, when it comes, will signal the beginning of another phase, one perhaps as challenging as the war itself. The rebuilding of Iraq and the incubation and development of a U.S.- friendly regime present huge logistical and diplomatic challenges to a coalition still struggling to establish itself politically. On the home front the cost and distraction of the war threaten an already fragile economy.

Still, in spite of these hurdles there are many reasons for optimism. To date U.S. casualties have been modest and there have been no chemical or biological attacks on our troops. Despite the media insinuation to the contrary our armed forces have made tremendous progress in the first weeks of the war, and have done so while protecting most of Iraq's oilfields. The significance of our ability to use measured force will become evident when rebuilding time comes. Oil dollars will rebuild Iraq, and by sparing non-military targets we leave the door open for friendly diplomatic relations at some point. No less encouraging is the passing of another three months without a terrorist attack in the United States. Tom Ridge has indicated that the question is when, not if, we will suffer another attack, but we seem to be making steady progress in our efforts to contain terror and capture terrorists.

From an investment perspective little has been resolved over the past year. The war, anticipated for many months, is underway, but the range of unknowns is as vast as ever. As we have outlined in previous letters our responsibility is to position the Fund to reflect both the risks and opportunities in the markets. Recent conversations with professional investors and consultants lead us to the conclusion that there are three schools of thought among investors. One group sees the stock market as the buying opportunity of a lifetime now. They recognize that when sentiment is worst stocks are actually most attractive. Another group sees Iraq as the straw that will break the camel's back, and their inclination is to completely eliminate their stock market exposure until the situation in the Middle East clarifies itself. Finally there are those whose market view is balanced between faith in our nation's strength and resilience and concern about the various geopolitical and economic forces weighing on stocks in the short term. We are in the latter group, and in this letter we seek to explain the logic behind our position and its strategic implications for the Fund.

                              The Stockdale Paradox
                              ---------------------

In seeking a framework for our communication with clients at this difficult juncture we came across an idea known as the Stockdale Paradox. Jim Stockdale was the ranking U.S. military officer at the "Hanoi Hilton" prisoner of war camp in Vietnam. For eight years he lived in wretched conditions that included torture, humiliation, and complete uncertainty about his future. Ultimately he survived and was awarded the Congressional Medal of Honor. Most of the other prisoners in the Hanoi Hilton survived as well. To a man they credited Stockdale's leadership with pulling them through the experience. Jim Stockdale knows how to deal with adversity.

In his book Good To Great; Why Some Companies Make the Leap and Others Don't, Jim Collins includes an interview with Admiral Stockdale that explains the Stockdale Paradox and its application to the world of business. Simply stated, the Stockdale Paradox involves the apparent inconsistency between unflagging faith in a system or plan and recognition of the brutal facts of one's current reality. Interestingly it was not just the pessimists who gave up and died during their imprisonment in Hanoi, it was the optimists too, according to Stockdale. Unable to accept and cope with the constant disappointment of their hopes for a quick release, the optimists eventually became heart broken. They were not able to deal with the reality of their imprisonment and they gave up.

How does a prisoner of war analogy relate to investing? In Good to Great Collins applies the Paradox to his assessment of individual companies by arguing that great ones are able to find a balance between consistent adherence to a long term strategy and flexible responsiveness to ever-changing business conditions.

As we discuss in detail below there are many reasons for optimism as we assess the economy and markets, and our positive outlook for U.S. large cap equities remains the foundation of our strategy. We also have a number of short-term concerns that our current tactics address.

                    Reasons for Optimism: What Can Go Right?
                    ----------------------------------------

In Iraq there was positive news during the early days of the war as two major concerns were alleviated, at least temporarily. Many predicted that as soon as the war began we would experience a series of retaliatory terrorist attacks. The risk that Saddam's forces would destroy Iraq's oil infrastructure was another major worry for coalition leaders. Neither has occurred so far, and while the terrorist threat will linger we are close to securing the majority of the oilfields. Hopefully, our 18-month war on terror and the Al Qaeda global network has reduced the probability of further attacks on U.S. soil and abroad.

The most direct and significant result of the war in Iraq is the price of oil. In the weeks leading up to the war oil prices rose to almost $40 per barrel, a level that, if sustained, would have a huge negative impact on the U.S. and global economies. The following chart shows the extent to which oil prices have responded to war news.

[Line Graph included here]:

                           CRUDE OIL (U.S. $/Barrel)

                       May 2002 to April 4, 2003 (28.62)


Source: Baseline; April 7, 2003

Fortunately, the quick capture of Iraq's southern oil fields with little damage and the growing possibility of similar action in the North has calmed the energy markets, resulting in oil prices declining from $37 to the $30^1 level. This development is very positive and further declines would be bullish for the economy and stocks.

From a political perspective the key to U.S. success will be the installation of a new regime in Iraq that is friendly to our interests. If we can achieve this goal, and use that success as a base or springboard for a Middle East peace plan, or at least progress toward one, the investment markets should applaud. The most obvious wild cards that could give the markets an immediate boost would be the capture or elimination of Saddam Hussein, Osama Bin Laden, or both. In assessing the range of possible outcomes both of these events are possible and we believe either would drive the market much higher. So much of the malaise we feel now is the lingering effect of the problems these two men have caused the U.S. Our military and intelligence forces are working hard to root out these evil players, and an investment policy must acknowledge the possibility that their eventual demise could drive stocks much higher.

                         U.S. Economics: A Balancing Act
                         -------------------------------

Our year-end 2002 letter included a thorough review of the issues facing the U.S. economy. For now we appear to be on track for a normal, if somewhat anemic, recovery from the brief recession. Our ability to remain on course for a recovery in light of the war is in question and depends upon the duration and severity of the conflict.

Economic data from the past few weeks continues to be clouded by war uncertainties and February's bad weather. While oil prices have declined dramatically, (see above) and will decline more when the end of the war is in sight, gasoline prices will be slower to normalize. High gas prices are a tax on our entire economic system. Consumer confidence fell to a nine-year low in March, a trend and level not consistent with economic recovery.

On the positive side of the economic ledger are the monetary and fiscal policies discussed in our January letter. The 1.25%^2 Fed Funds rate is extremely accommodative, and while the Bush tax package is out of the headlines while the war takes center stage, we still expect significant relief once the final deal is ironed out.

One important issue now under discussion is the budget deficit. Slow economic growth and increased military spending for homeland security and the war in Iraq have eliminated the surplus we wrote of several years ago. It is important to keep the deficit, which is huge in absolute dollars, in perspective. Projections suggest that the annual deficit is running at a pace equal to about 2% of GDP, a very manageable level and modest in comparison with deficits in prior recessions. To the extent that a deficit is stimulative to the economy it may work in our favor in the short run.

Inflation, long the nemesis of government policy makers, remains in check despite the spike in energy prices. In fact, weak demand on both the consumer and corporate levels have sparked concern about deflation. We believe that stronger demand driven by better sentiment post war and inventory restocking will allow the U.S. to avoid the deflationary spiral suffered by Japan. Interestingly today's higher energy prices are positive in this regard. Much has been written about deflation being China's biggest export product. Higher energy prices raise their costs of production and transportation, resulting in higher prices for Chinese goods in foreign markets. That factor, and a weakening U.S. dollar, should mitigate some of the pricing pressure that Chinese goods have had on U.S. products.

                      Stock Market Analysis: A Waiting Game
                      -------------------------------------

The Stockdale Paradox requires "recognition of the brutal facts of one's current reality," so we move now to a review of stocks. The chart below shows that the stock market has been bouncing along the bottoms set during the sell-offs in July, October and early March. The Dow Jones Average hit 7600^3 on July 24,
2002, 7200^4 on October 10, 2002 and 7400^5 in early March 2003 before the recent rally in March up to 8500^6. It is clear that some investors find "value" in the market as it approaches 7000, and they provide support for the market at that level.

_________________________________
^1 Baseline, April 1, 2003
^2 Baseline, April 1, 2003
^3 Baseline, April 1, 2003
^4 Baseline, April 1, 2003
^5 Baseline, April 1, 2003
^6 Baseline, April 1, 2003

This strong support gives us confidence in our long-term commitment to stocks. A study of mutual fund redemptions suggests that selling pressure is drying up with each market decline. The June-July 2002 sell-off was driven by an astounding $50 billion^7 of equity fund liquidations. The September-October 2002 low saw sales of approximately $18 billion^8 and investors sold only $10 billion^9 worth of equity funds during the February-March 2003 low. These figures suggest that most investors have finished selling, and the lack of sellers provides support for the market at current levels.

[Line Graph included here]:

                                DOW JONES (INDU)

                      May 2002 to April 4, 2003 (8,277.15)


Source: Baseline; April 7, 2003

Hedge funds and short sellers have had an increasing affect on the stock market recently. Hedge funds assets have grown dramatically and their ability to move the market will tend to amplify volatility. Short interest (stocks borrowed and sold to profit on a decline in prices) is at historic levels, and short covering will occur when sentiment shifts, accelerating the rally. Much of the early war rally was driven by hedge funds covering their short positions as the early war outlook was more positive than expected.

                    Equity Strategy: Buy The Biggest and Best
                    -----------------------------------------

Technology stocks held up relatively well during the first quarter posting a negligible loss of 0.5%^10 versus the decline of 3.2%^11 in the S&P 500 index. We added to our tech holdings in the fourth quarter of last year with the purchase of Cisco Systems and Hewlett Packard^12. Our strategy has been to stay with market leaders like Cisco Systems, which commands a substantial market share in computer routers and switches. The company's gross margins exceed 75%^13, and it's $21 billion^14 cash hoard gives it unlimited financial flexibility to cut prices and undermine competitor's strategies. Its recent purchase of wireless router manufacturer Linksys underlines Cisco System's ability to take advantage of the tough operating environment to strengthen its competitive position.

____________________________
^7 AMG Data Services, August, 2002 and  July  12,  2002
^8 AMG Data Services, November 11, 2002 and October 4, 2002
^9 AMG Data Services, April 9, 2002 and March 8, 2002
^10 Baseline, April 1, 2003
^11 Baseline, April 1, 2003
^12 Holdings represent  2.5%  and  2.6% of the Fund as of March  31,  2003,
    respectively
^13 Baseline, April 1, 2003
^14 Baseline, April 1, 2003

We continue to avoid certain sectors including telecommunications, utilities and basic materials, and industries like autos, airlines, forest products and steel. These are capital-intensive businesses with low profitability and slow growth. In many cases they are exposed to commodity prices, which can wreak havoc with even a well-run business model.

We have highlighted the improving financial condition of many U.S companies in previous letters and the Fund is populated with industry leaders such as AIG, Citigroup, Johnson and Johnson, Royal Dutch and Microsoft^15. As we outlined above it now appears that many of these companies' stocks are finding price levels where investors consider them "cheap" and are willing to buy them regardless of macro concerns.

                             Company Update - Merck
                             ----------------------

To a large extent the trading action in Merck^16 over the past year reflects the large cap market as a whole. The stock sank as low as $38 last July on concerns that the company would fail to meet 2003 earnings guidance. At that price the stock yielded almost 4% and offered a compelling alternative to fixed income securities such as a 2.5% five-year Treasury. The market was overly focused on the company's short-term challenges and briefly ignored the overall quality of the company and its business model. During the fall Merck announced that the company would exceed most analysts' earnings targets due to better sales of new products and the stock has since rallied to $57. The reality is that the fundamental story at Merck barely changed throughout that period. It was and remains one of the world's preeminent R&D companies with a very solid product portfolio and excellent long-term prospects. Regardless of global politics, we believe Merck will continue to thrive.

Market volatility and war news masks the underlying improvement in many companies' fundamentals over the last year, but we remain bullish on the prospects for the companies owned in the Fund. We remain pleased with the underlying performance of the Fund's current holdings and are willing to wait patiently for more favorable market conditions.

                          Summary: Remaining Faithful
                          ---------------------------

As we pass the three-year anniversary of the beginning of the bear market we hear from a few investors who are tempted to abandon their long-term financial plans. Some are exasperated and have given up on stocks, while some hope to make a quick profit by betting on a post war rally. Both impulses are understandable.

Still, the strategic plan and the discipline to adhere to it is the foundation of investment success. It is crucial to be realistic about the current market situation. The key is to make changes strategically rather than basing decisions on a short-term outlook that changes with each day's news. As Collins explains in Good To Great, successful people are "able to strip away so much noise and clutter and focus on the few things that have the greatest impact. They (are) able to do so in large part because they operate from both sides of the Stockdale Paradox, (unflagging faith in their plan, recognition of current reality) never letting one side overshadow the other . . . (They) dramatically increase the odds of making a series of good decisions and ultimately discover a simple concept for making the really big choices." We look forward to keeping you apprised of any changes in our views and welcome any questions or comments you may have.

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden



________________________________


^15 Holdings represent 3.3%, 3.3%,  3.9%,  3.0% and 3.8% of the Fund as of
    March 31,  2003,  respectively
^16 Holdings represent 3.1% of the Fund as of March 31, 2003

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

This annual report was distributed to shareholders on or about May 27, 2003.

                                 WST GROWTH FUND
                                 Class C Shares

                     Performance Update - $10,000 Investment

                     For the period from May 20, 1999 (Date
                        of Initial Public Investment) to
                                 March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                                   WST Growth             S&P 500 Total
                              Fund Class C Shares         Return Index
--------------------------------------------------------------------------------
      5/20/1999                      10,000                  10,000
      6/30/1999                      10,245                  10,267
      9/30/1999                       9,310                   9,626
     12/31/1999                      10,575                  11,058
      3/31/2000                      10,720                  11,311
      6/30/2000                      10,398                  11,011
      9/30/2000                       9,778                  10,904
     12/31/2000                       9,073                  10,051
      3/31/2001                       8,077                   8,859
      6/30/2001                       8,092                   9,378
      9/30/2001                       6,743                   8,001
     12/31/2001                       7,517                   8,856
      3/31/2002                       7,379                   8,881
      6/30/2002                       6,345                   7,691
      9/30/2002                       5,295                   6,362
     12/31/2002                       5,471                   6,899
      3/31/2003                       5,218                   6,682




This graph depicts the performance of the WST Growth Fund (the "Fund") Class C Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
      ----------------- ---------------- -----------------------------
          One Year        Three Years       Since 5/20/99 (Date of
                                          Initial Public Investment)
      ----------------- ---------------- -----------------------------
          (29.28)%          (21.34)%               (15.49)%
      ----------------- ---------------- -----------------------------



>> The graph assumes an initial $10,000 investment at May 20, 1999 (date of initial public investment). All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund's Class C Shares would have decreased to $5,218 - a cumulative total investment return of (47.82)% since May 20, 1999.

>> At March 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $6,682 - a cumulative total investment return of (33.18)% since May 20, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.63%

  Aerospace & Defense - 4.17%
     Lockheed Martin Corporation ...............................................                     3,500              $   166,425
     Raytheon Company ..........................................................                     8,000                  226,960
                                                                                                                        -----------
                                                                                                                            393,385
                                                                                                                        -----------
  Beverages - 2.76%
     PepsiCo, Inc. .............................................................                     6,500                  260,000
                                                                                                                        -----------

  Brewery - 2.72%
     Anheuser-Busch Companies, Inc. ............................................                     5,500                  256,355
                                                                                                                        -----------

  Broadcast - Cable - 4.67%
  (a)Comcast Corporation .......................................................                    16,000                  439,840
                                                                                                                        -----------

  Computers - 2.47%
     Hewlett-Packard Company ...................................................                    15,000                  233,250
                                                                                                                        -----------

  Computer Software & Services - 5.92%
     Cisco Systems, Inc. .......................................................                    17,000                  219,300
     Microsoft Corporation .....................................................                    14,000                  338,940
                                                                                                                        -----------
                                                                                                                            558,240
                                                                                                                        -----------
  Electrical Equipment - 2.88%
     Emerson Electric Company ..................................................                     6,000                  272,100
                                                                                                                        -----------

  Electronics - 3.78%
     General Electric Company ..................................................                    14,000                  357,000
                                                                                                                        -----------

  Electronics - Semiconductor - 4.32%
     Intel Corporation .........................................................                    14,000                  227,920
     Texas Instruments Incorporated ............................................                    11,000                  180,070
                                                                                                                        -----------
                                                                                                                            407,990
                                                                                                                        -----------
  Entertainment - 2.32%
  (a)Viacom Inc. ...............................................................                     6,000                  219,120
                                                                                                                        -----------

  Environmental Control - 2.69%
     Waste Management, Inc. ....................................................                    12,000                  254,160
                                                                                                                        -----------

  Financial - Banks, Commercial - 2.01%
     State Street Corporation ..................................................                     6,000                  189,780
                                                                                                                        -----------

  Financial - Banks, Money Centers - 3.10%
     Citigroup Inc. ............................................................                     8,500                  292,825
                                                                                                                        -----------





                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

  Food - Miscellaneous - 4.54%
        Kellogg Company ........................................................                     8,000              $   245,200
        Kraft Foods Inc. .......................................................                     6,500                  183,300
                                                                                                                        -----------
                                                                                                                            428,500
                                                                                                                        -----------
  Insurance - Managed Care Services - 5.99%
        AFLAC INCORPORATED .....................................................                     7,000                  224,350
        Marsh & McLennan Companies, Inc. .......................................                     8,000                  341,040
                                                                                                                        -----------
                                                                                                                            565,390
                                                                                                                        -----------
  Insurance - Multiline - 3.15%
        American International Group, Inc. .....................................                     6,000                  296,700
                                                                                                                        -----------

  Machine - Construction & Mining - 2.61%
        Caterpillar Inc. .......................................................                     5,000                  246,000
                                                                                                                        -----------

  Medical Supplies - 5.65%
        HCA - The Healthcare Company ...........................................                     4,500                  186,120
        Johnson & Johnson ......................................................                     6,000                  347,220
                                                                                                                        -----------
                                                                                                                            533,340
                                                                                                                        -----------
  Oil & Gas - Equipment & Services - 2.42%
        Schlumberger Limited ...................................................                     6,000                  228,060
                                                                                                                        -----------

  Oil & Gas - Exploration - 3.70%
        Exxon Mobil Corporation ................................................                    10,000                  349,500
                                                                                                                        -----------

  Oil & Gas - International - 2.81%
        Royal Dutch Petroleum Company ..........................................                     6,500                  264,875
                                                                                                                        -----------

  Packaging & Containers - 3.13%
        Kimberly - Clark Corporation ...........................................                     6,500                  295,490
                                                                                                                        -----------

  Pharmaceuticals - 6.21%
        Merck & Co., Inc. ......................................................                     5,000                  273,900
        Pfizer Inc. ............................................................                    10,000                  311,600
                                                                                                                        -----------
                                                                                                                            585,500
                                                                                                                        -----------
  Publishing - Newspaper - 2.29%
        The New York Times Company .............................................                     5,000                  215,750
                                                                                                                        -----------

  Retail - Specialty Line - 6.09%
        The Home Depot, Inc. ...................................................                    13,500                  328,860
        RadioShack Corporation .................................................                    11,000                  245,190
                                                                                                                        -----------
                                                                                                                            574,050
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Telecommunications - 2.23%
           Nokia Oyj - ADR .....................................................                    15,000              $   210,150
                                                                                                                        -----------

           Total Common Stocks (Cost $10,411,634) ..................................................                      8,927,350
                                                                                                                        -----------


INVESTMENT COMPANIES - 5.16%

     Evergreen Institutional US Government Class IN #436 ......................                     55,248                   55,248
     Evergreen Select Money Market Fund Class I Shares #495 ...................                    431,256                  431,256
                                                                                                                        -----------

           Total Investment Companies (Cost $486,504) .............................................                         486,504
                                                                                                                        -----------


Total Value of Investments (Cost $10,898,138 (b)) ..............................                     99.79 %            $ 9,413,854
Other Assets Less Liabilities ..................................................                      0.21 %                 19,950
                                                                                                  --------              -----------
      Net Assets ...............................................................                    100.00 %            $ 9,433,804
                                                                                                  ========              ===========





      (a)  Non-income producing investment

      (b)  Aggregate cost for federal income tax purposes is $10,954,137.
           Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ................................................................                     $   168,839
           Unrealized depreciation ................................................................                      (1,709,122)
                                                                                                                        -----------

                      Net unrealized depreciation .................................................                     $(1,540,283)
                                                                                                                        ===========




      The following acronym is used in this portfolio:

           ADR - American Depository Receipt







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $10,898,138) ........................................................                 $ 9,413,854
      Income receivable ...............................................................................                      11,032
      Receivable for fund shares sold .................................................................                      35,848
      Prepaid expenses ................................................................................                       5,174
                                                                                                                        -----------

           Total assets ...............................................................................                   9,465,908
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      30,366
      Other liabilities ...............................................................................                       1,738
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,104
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 9,433,804
                                                                                                                        ===========


NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $15,530,904
      Accumulated net realized loss on investments ....................................................                  (4,612,816)
      Net unrealized depreciation on investments ......................................................                  (1,484,284)
                                                                                                                        -----------
                                                                                                                        $ 9,433,804
                                                                                                                        ===========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($219,239 / 32,186 shares) .................................................................                 $      6.81
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($8,508,203 / 1,203,289 shares) ............................................................                 $      7.07
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($706,362 / 102,739 shares) ................................................................                 $      6.88
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $6.88) .........................................                 $      7.15
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                        WST GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                   Year ended March 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   168,668
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   87,857
           Fund administration fees (note 2) .............................................................                   20,500
           Distribution and service fees - Class C Shares (note 3) .......................................                    2,059
           Distribution and service fees - Investor Class Shares (note 3) ................................                    5,541
           Custody fees ..................................................................................                    1,143
           Registration and filing administration fees (note 2) ..........................................                    5,867
           Fund accounting fees (note 2) .................................................................                   46,171
           Audit fees ....................................................................................                   22,900
           Legal fees ....................................................................................                   14,657
           Securities pricing fees .......................................................................                    3,040
           Shareholder recordkeeping fees ................................................................                   30,000
           Other accounting fees (note 2) ................................................................                    4,076
           Shareholder servicing expenses ................................................................                    5,465
           Registration and filing expenses ..............................................................                    6,726
           Printing expenses .............................................................................                    4,520
           Amortization of deferred organization expenses (note 4) .......................................                    4,071
           Trustee fees and meeting expenses .............................................................                    4,335
           Other operating expenses ......................................................................                    7,470
                                                                                                                        -----------

               Total expenses ............................................................................                  276,398
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (63,991)
                                                                                                                        -----------

               Net expenses ..............................................................................                  212,407
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (43,739)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (1,961,244)
      Decrease in unrealized appreciation on investments .................................................               (2,209,435)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (4,170,679)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(4,214,418)
                                                                                                                        ===========








See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years Ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss ...........................................................          $   (43,739)          $  (112,648)
         Net realized loss from investment transactions ................................           (1,961,244)           (2,240,369)
         (Decrease) increase in unrealized appreciation on investments .................           (2,209,435)            1,067,631
                                                                                                  -----------           -----------

              Net decrease in net assets resulting from operations .....................           (4,214,418)           (1,285,386)
                                                                                                  -----------           -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a)           (2,687,909)              796,419
                                                                                                  -----------           -----------

                     Total decrease in net assets ......................................           (6,902,327)             (488,967)

NET ASSETS
     Beginning of year .................................................................           16,336,131            16,825,098
                                                                                                  -----------           -----------

     End of year .......................................................................          $ 9,433,804          $ 16,336,131
                                                                                                  ===========          ============



(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2003                                    2002

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                    CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................        (8,105)             (63,104)              (4,564)             (45,277)
                                                         -----------          -----------          -----------          -----------

     Net decrease ....................................        (8,105)         $   (63,104)              (4,564)         $   (45,277)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ..........................................       291,252          $ 2,295,222              230,821          $ 2,286,349
Shares redeemed ......................................      (531,829)          (4,433,696)            (124,021)          (1,282,602)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase .........................      (240,577)         $(2,138,474)             106,800          $ 1,003,747
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ..........................................        16,337          $   155,199               16,127          $   167,954
Shares redeemed ......................................       (81,320)            (641,530)             (32,352)            (330,005)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (64,983)         $  (486,331)             (16,225)         $  (162,051)
                                                         ===========          ===========          ===========          ===========

------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ..........................................       307,589          $ 2,450,421              246,948          $ 2,454,303
Shares redeemed ......................................      (621,254)          (5,138,330)            (160,937)          (1,657,884)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase .........................      (313,665)         $(2,687,909)              86,011          $   796,419
                                                         ===========          ===========          ===========          ===========







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

                                                   For the Periods Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................   $      9.63     $     10.54     $     13.99     $     13.05

      (Loss) income from investment operations
           Net investment loss ..................................         (0.09)          (0.17)          (0.16)          (0.06)
           Net realized and unrealized (loss) gain on investments         (2.73)          (0.74)          (3.29)           1.00
                                                                    -----------     -----------     -----------     -----------

               Total from investment operations .................         (2.82)          (0.91)          (3.45)           0.94
                                                                    -----------     -----------     -----------      ----------

Net asset value, end of period ..................................   $      6.81     $      9.63     $     10.54      $    13.99
                                                                    ===========     ===========     ===========      ==========


Total return ....................................................        (29.28)%         (8.63)%        (24.66)%          7.20 %
                                                                    ===========     ===========     ===========      ==========


Ratios/supplemental data
      Net assets, end of period .................................   $   219,239     $   387,977     $   472,698      $  453,984
                                                                    ===========     ===========     ===========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.03 %          2.72 %          2.44 %          2.45 %(b)
           After expense reimbursements and waived fees .........          2.50 %          2.50 %          2.44 %          2.34 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........         (1.60)%        (1.59)%         (1.45)%          (1.30)%(b)
           After expense reimbursements and waived fees .........         (1.08)%        (1.37)%         (1.45)%          (1.19)%(b)

      Portfolio turnover rate ...................................         51.53 %        49.97 %         74.25 %          50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
















                                                                                                                       (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES

                                                    For the Years Ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................    $      9.92    $     10.77    $     14.20    $     12.77    $     11.29

  (Loss) income from investment operations
       Net investment loss ............................          (0.03)         (0.06)         (0.08)         (0.04)          0.00
       Net realized and unrealized (loss) gain on investment     (2.82)         (0.79)         (3.35)          1.47           1.48

                                                           -----------    -----------    -----------    -----------    -----------

            Total from investment operations ..........          (2.85)         (0.85)         (3.43)          1.43           1.48
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ..........................    $      7.07    $      9.92    $     10.77    $     14.20    $     12.77

                                                           ===========    ===========    ===========    ===========    ===========

Total return ..........................................         (28.73)%        (7.98)%       (24.08)%        11.20 %        13.11 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year ...........................    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026    $11,419,391
                                                           ===========    ===========    ===========    ===========    ===========

Ratio of expenses to average net assets
  Before expense reimbursements and waived fees........           2.29 %         1.97 %         1.68 %         1.68 %         2.08 %
  After expense reimbursements and waived fees.........           1.75 %         1.75 %         1.68 %         1.60 %         1.75 %

Ratio of net investment loss to average net assets
   Before expense reimbursements and waived fees.......          (0.85)%        (0.84)%        (0.69)%        (0.45)%        (0.35)%
   After expense reimbursements and waived fees........          (0.31)%        (0.62)%        (0.69)%        (0.37)%        (0.01)%

      Portfolio turnover rate .........................          51.53 %        49.97 %        74.25 %        50.40 %        31.11 %










                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES

                                                    For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $      9.70    $     10.58    $     14.02    $     12.67    $     11.26

  (Loss) income from investment operations
      Net investment loss ...............................        (0.09)         (0.13)         (0.18)         (0.10)         (0.04)
      Net realized and unrealized (loss) gain on investment      (2.73)         (0.75)         (3.26)          1.45           1.45
                                                           -----------    -----------    -----------    -----------    -----------

      Total from investment operations ..................        (2.82)         (0.88)         (3.44)          1.35           1.41
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................       (29.07)%        (8.40)%       (24.47)%        10.66 %        12.52 %
                                                           ===========    ===========    ===========    ===========    ===========


Ratios/supplemental data
      Net assets, end of year ...........................  $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922    $ 2,539,131
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.79 %         2.47 %         2.14 %         2.15 %         2.56 %
           After expense reimbursements and waived fees           2.25 %         2.25 %         2.14 %         2.10 %         2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.36)%        (1.34)%        (1.13)%        (0.93)%        (0.84)%
           After expense reimbursements and waived fees          (0.83)%        (1.12)%        (1.13)%        (0.88)%        (0.53)%

      Portfolio turnover rate ...........................        51.53 %        49.97 %        74.25 %        50.40 %        31.11 %

(a) Total return does not reflect payment of sales charge.










                                                                                     See accompanying notes to financial statements

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,087,264, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010, and $2,480,793 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.






                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $43,739 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $63,991 ($0.04 per share) for the year ended March 31, 2003.







                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2003, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $5,541 of such expenses for the Investor Class Shares and $2,059 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2003.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

          All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.

                                                                     (Continued)

                                WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $5,755,205 and $8,056,560, respectively, for the year ended March 31, 2003.














































                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the WST Growth Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------


                                                                                                                         (Continued)

                                                  WST GROWTH FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2003
                                                    (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

                                                                                                                         (Continued)

                                                  WST GROWTH FUND

                                              ADDITIONAL INFORMATION

                                                  March 31, 2003
                                                    (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of the WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________

                         Wilbanks Smith & Thomas [Logo]

                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                           INSTITUTIONAL CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2003


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                      WST GROWTH FUND INSTITUTIONAL SHARES
________________________________________________________________________________
                                  WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
________________________________________________________________________________
                                                                   April 7, 2003

"Buy when everyone else is selling and hold until everyone else is buying. This is not merely a catchy slogan. It is the very essence of successful investment."
                                                                    J.Paul Getty

"There is no worse mistake in public leadership than to hold out false hopes soon to be swept away."
                                                               Winston Churchill

"Confront the brutal facts, but never lose faith."
                                                         Admiral James Stockdale

As we write this letter the war in Iraq is underway, and the investment markets continue to careen between euphoria and despondency as snippets of news are relayed from the battlefield. The media coverage from "embedded" journalists beaming us up-to-the-minute reports on every aspect of the campaign is overwhelming. Simply processing all of the information is challenging and attempting to integrate the daily highs and lows of the military action into a meaningful investment strategy is fruitless. Clearly the short war and easy victory expected by some did not materialize, but we all remain confident that the ultimate outcome will be a coalition victory.

Unfortunately the end of the military campaign, when it comes, will signal the beginning of another phase, one perhaps as challenging as the war itself. The rebuilding of Iraq and the incubation and development of a U.S.- friendly regime present huge logistical and diplomatic challenges to a coalition still struggling to establish itself politically. On the home front the cost and distraction of the war threaten an already fragile economy.

Still, in spite of these hurdles there are many reasons for optimism. To date U.S. casualties have been modest and there have been no chemical or biological attacks on our troops. Despite the media insinuation to the contrary our armed forces have made tremendous progress in the first weeks of the war, and have done so while protecting most of Iraq's oilfields. The significance of our ability to use measured force will become evident when rebuilding time comes. Oil dollars will rebuild Iraq, and by sparing non-military targets we leave the door open for friendly diplomatic relations at some point. No less encouraging is the passing of another three months without a terrorist attack in the United States. Tom Ridge has indicated that the question is when, not if, we will suffer another attack, but we seem to be making steady progress in our efforts to contain terror and capture terrorists.

From an investment perspective little has been resolved over the past year. The war, anticipated for many months, is underway, but the range of unknowns is as vast as ever. As we have outlined in previous letters our responsibility is to position the Fund to reflect both the risks and opportunities in the markets. Recent conversations with professional investors and consultants lead us to the conclusion that there are three schools of thought among investors. One group sees the stock market as the buying opportunity of a lifetime now. They recognize that when sentiment is worst stocks are actually most attractive. Another group sees Iraq as the straw that will break the camel's back, and their inclination is to completely eliminate their stock market exposure until the situation in the Middle East clarifies itself. Finally there are those whose market view is balanced between faith in our nation's strength and resilience and concern about the various geopolitical and economic forces weighing on stocks in the short term. We are in the latter group, and in this letter we seek to explain the logic behind our position and its strategic implications for the Fund.

                              The Stockdale Paradox
                              ---------------------

In seeking a framework for our communication with clients at this difficult juncture we came across an idea known as the Stockdale Paradox. Jim Stockdale was the ranking U.S. military officer at the "Hanoi Hilton" prisoner of war camp in Vietnam. For eight years he lived in wretched conditions that included torture, humiliation, and complete uncertainty about his future. Ultimately he survived and was awarded the Congressional Medal of Honor. Most of the other prisoners in the Hanoi Hilton survived as well. To a man they credited Stockdale's leadership with pulling them through the experience. Jim Stockdale knows how to deal with adversity.

In his book Good To Great; Why Some Companies Make the Leap and Others Don't, Jim Collins includes an interview with Admiral Stockdale that explains the Stockdale Paradox and its application to the world of business. Simply stated, the Stockdale Paradox involves the apparent inconsistency between unflagging faith in a system or plan and recognition of the brutal facts of one's current reality. Interestingly it was not just the pessimists who gave up and died during their imprisonment in Hanoi, it was the optimists too, according to Stockdale. Unable to accept and cope with the constant disappointment of their hopes for a quick release, the optimists eventually became heart broken. They were not able to deal with the reality of their imprisonment and they gave up.

How does a prisoner of war analogy relate to investing? In Good to Great Collins applies the Paradox to his assessment of individual companies by arguing that great ones are able to find a balance between consistent adherence to a long term strategy and flexible responsiveness to ever-changing business conditions.

As we discuss in detail below there are many reasons for optimism as we assess the economy and markets, and our positive outlook for U.S. large cap equities remains the foundation of our strategy. We also have a number of short-term concerns that our current tactics address.

                    Reasons for Optimism: What Can Go Right?
                    ----------------------------------------

In Iraq there was positive news during the early days of the war as two major concerns were alleviated, at least temporarily. Many predicted that as soon as the war began we would experience a series of retaliatory terrorist attacks. The risk that Saddam's forces would destroy Iraq's oil infrastructure was another major worry for coalition leaders. Neither has occurred so far, and while the terrorist threat will linger we are close to securing the majority of the oilfields. Hopefully, our 18-month war on terror and the Al Qaeda global network has reduced the probability of further attacks on U.S. soil and abroad.

The most direct and significant result of the war in Iraq is the price of oil. In the weeks leading up to the war oil prices rose to almost $40 per barrel, a level that, if sustained, would have a huge negative impact on the U.S. and global economies. The following chart shows the extent to which oil prices have responded to war news.

[Line Graph included here]:

                           CRUDE OIL (U.S. $/Barrel)

                       May 2002 to April 4, 2003 (28.62)


Source: Baseline; April 7, 2003

Fortunately, the quick capture of Iraq's southern oil fields with little damage and the growing possibility of similar action in the North has calmed the energy markets, resulting in oil prices declining from $37 to the $30^1 level. This development is very positive and further declines would be bullish for the economy and stocks.

From a political perspective the key to U.S. success will be the installation of a new regime in Iraq that is friendly to our interests. If we can achieve this goal, and use that success as a base or springboard for a Middle East peace plan, or at least progress toward one, the investment markets should applaud. The most obvious wild cards that could give the markets an immediate boost would be the capture or elimination of Saddam Hussein, Osama Bin Laden, or both. In assessing the range of possible outcomes both of these events are possible and we believe either would drive the market much higher. So much of the malaise we feel now is the lingering effect of the problems these two men have caused the U.S. Our military and intelligence forces are working hard to root out these evil players, and an investment policy must acknowledge the possibility that their eventual demise could drive stocks much higher.

                         U.S. Economics: A Balancing Act
                         -------------------------------

Our year-end 2002 letter included a thorough review of the issues facing the U.S. economy. For now we appear to be on track for a normal, if somewhat anemic, recovery from the brief recession. Our ability to remain on course for a recovery in light of the war is in question and depends upon the duration and severity of the conflict.

Economic data from the past few weeks continues to be clouded by war uncertainties and February's bad weather. While oil prices have declined dramatically, (see above) and will decline more when the end of the war is in sight, gasoline prices will be slower to normalize. High gas prices are a tax on our entire economic system. Consumer confidence fell to a nine-year low in March, a trend and level not consistent with economic recovery.

On the positive side of the economic ledger are the monetary and fiscal policies discussed in our January letter. The 1.25%^2 Fed Funds rate is extremely accommodative, and while the Bush tax package is out of the headlines while the war takes center stage, we still expect significant relief once the final deal is ironed out.

One important issue now under discussion is the budget deficit. Slow economic growth and increased military spending for homeland security and the war in Iraq have eliminated the surplus we wrote of several years ago. It is important to keep the deficit, which is huge in absolute dollars, in perspective. Projections suggest that the annual deficit is running at a pace equal to about 2% of GDP, a very manageable level and modest in comparison with deficits in prior recessions. To the extent that a deficit is stimulative to the economy it may work in our favor in the short run.

Inflation, long the nemesis of government policy makers, remains in check despite the spike in energy prices. In fact, weak demand on both the consumer and corporate levels have sparked concern about deflation. We believe that stronger demand driven by better sentiment post war and inventory restocking will allow the U.S. to avoid the deflationary spiral suffered by Japan. Interestingly today's higher energy prices are positive in this regard. Much has been written about deflation being China's biggest export product. Higher energy prices raise their costs of production and transportation, resulting in higher prices for Chinese goods in foreign markets. That factor, and a weakening U.S. dollar, should mitigate some of the pricing pressure that Chinese goods have had on U.S. products.

                      Stock Market Analysis: A Waiting Game
                      -------------------------------------

The Stockdale Paradox requires "recognition of the brutal facts of one's current reality," so we move now to a review of stocks. The chart below shows that the stock market has been bouncing along the bottoms set during the sell-offs in July, October and early March. The Dow Jones Average hit 7600^3 on July 24,
2002, 7200^4 on October 10, 2002 and 7400^5 in early March 2003 before the recent rally in March up to 8500^6. It is clear that some investors find "value" in the market as it approaches 7000, and they provide support for the market at that level.
_______________________________________
^1 Baseline, April 1, 2003
^2 Baseline, April 1, 2003
^3 Baseline, April 1, 2003
^4 Baseline, April 1, 2003
^5 Baseline, April 1, 2003
^6 Baseline, April 1, 2003

This strong support gives us confidence in our long-term commitment to stocks. A study of mutual fund redemptions suggests that selling pressure is drying up with each market decline. The June-July 2002 sell-off was driven by an astounding $50 billion^7 of equity fund liquidations. The September-October 2002 low saw sales of approximately $18 billion^8 and investors sold only $10 billion^9 worth of equity funds during the February-March 2003 low. These figures suggest that most investors have finished selling, and the lack of sellers provides support for the market at current levels.

[Line Graph included here]:

                                DOW JONES (INDU)

                      May 2002 to April 4, 2003 (8,277.15)


Source: Baseline; April 7, 2003

Hedge funds and short sellers have had an increasing affect on the stock market recently. Hedge funds assets have grown dramatically and their ability to move the market will tend to amplify volatility. Short interest (stocks borrowed and sold to profit on a decline in prices) is at historic levels, and short covering will occur when sentiment shifts, accelerating the rally. Much of the early war rally was driven by hedge funds covering their short positions as the early war outlook was more positive than expected.

                    Equity Strategy: Buy The Biggest and Best
                    -----------------------------------------

Technology stocks held up relatively well during the first quarter posting a negligible loss of 0.5%^10 versus the decline of 3.2%^11 in the S&P 500 index. We added to our tech holdings in the fourth quarter of last year with the purchase of Cisco Systems and Hewlett Packard^12. Our strategy has been to stay with market leaders like Cisco Systems, which commands a substantial market share in computer routers and switches. The company's gross margins exceed 75%^13, and it's $21 billion^14 cash hoard gives it unlimited financial flexibility to cut prices and undermine competitor's strategies. Its recent purchase of wireless router manufacturer Linksys underlines Cisco System's ability to take advantage of the tough operating environment to strengthen its competitive position.

__________________________________
^7 AMG Data Services, August,2002 and July 12, 2002
^8 AMG Data Services, November 11, 2002 and October 4, 2002
^9 AMG Data Services, April 9, 2002 and March 8, 2002
^10 Baseline, April 1, 2003
^11 Baseline, April 1, 2003
^12 Holdings represent 2.5% and 2.6% of the Fund as of March 31, 2003, respectively
^13 Baseline, April 1, 2003
^14 Baseline, April 1, 2003

We continue to avoid certain sectors including telecommunications, utilities and basic materials, and industries like autos, airlines, forest products and steel. These are capital-intensive businesses with low profitability and slow growth. In many cases they are exposed to commodity prices, which can wreak havoc with even a well-run business model.

We have highlighted the improving financial condition of many U.S companies in previous letters and the Fund is populated with industry leaders such as AIG, Citigroup, Johnson and Johnson, Royal Dutch and Microsoft^15. As we outlined above it now appears that many of these companies' stocks are finding price levels where investors consider them "cheap" and are willing to buy them regardless of macro concerns.

                             Company Update - Merck
                             ----------------------

To a large extent the trading action in Merck^16 over the past year reflects the large cap market as a whole. The stock sank as low as $38 last July on concerns that the company would fail to meet 2003 earnings guidance. At that price the stock yielded almost 4% and offered a compelling alternative to fixed income securities such as a 2.5% five-year Treasury. The market was overly focused on the company's short-term challenges and briefly ignored the overall quality of the company and its business model. During the fall Merck announced that the company would exceed most analysts' earnings targets due to better sales of new products and the stock has since rallied to $57. The reality is that the fundamental story at Merck barely changed throughout that period. It was and remains one of the world's preeminent R&D companies with a very solid product portfolio and excellent long-term prospects. Regardless of global politics, we believe Merck will continue to thrive.

Market volatility and war news masks the underlying improvement in many companies' fundamentals over the last year, but we remain bullish on the prospects for the companies owned in the Fund. We remain pleased with the underlying performance of the Fund's current holdings and are willing to wait patiently for more favorable market conditions.

                           Summary: Remaining Faithful
                           ---------------------------

As we pass the three-year anniversary of the beginning of the bear market we hear from a few investors who are tempted to abandon their long-term financial plans. Some are exasperated and have given up on stocks, while some hope to make a quick profit by betting on a post war rally. Both impulses are understandable.

Still, the strategic plan and the discipline to adhere to it is the foundation of investment success. It is crucial to be realistic about the current market situation. The key is to make changes strategically rather than basing decisions on a short-term outlook that changes with each day's news. As Collins explains in Good To Great, successful people are "able to strip away so much noise and clutter and focus on the few things that have the greatest impact. They (are) able to do so in large part because they operate from both sides of the Stockdale Paradox, (unflagging faith in their plan, recognition of current reality) never letting one side overshadow the other . . . (They) dramatically increase the odds of making a series of good decisions and ultimately discover a simple concept for making the really big choices." We look forward to keeping you apprised of any changes in our views and welcome any questions or comments you may have.

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden




__________________________________
^15 Holdings represent 3.3%, 3.3%, 3.9% and 3.8% of the Fund as of March 31,
    2003, respectively
^16 Holdings represent 3.1% of the Fund as of March 31, 2003

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

This annual report was distributed to shareholders on or about May 27, 2003.

                                 WST GROWTH FUND
                           Institutional Class Shares

                          Performance Update - $25,000
                    Investment For the period from September
                            30, 1997 (Date of Initial
                      Public Investment) to March 31, 2003

[Line Graph Here]:

--------------------------------------------------------------------------------
                                  WST Growth
                              Fund Institutional          S&P 500 Total
                                 Class Shares             Return Index
--------------------------------------------------------------------------------
      9/30/1997                      25,000                  25,000
     12/31/1997                      25,502                  25,718
      3/31/1998                      28,179                  29,306
      6/30/1998                      28,453                  30,273
      9/30/1998                      24,759                  27,262
     12/31/1998                      30,575                  33,068
      3/31/1999                      31,873                  34,715
      6/30/1999                      33,670                  37,162
      9/30/1999                      30,675                  34,842
     12/31/1999                      34,893                  40,026
      3/31/2000                      35,442                  40,944
      6/30/2000                      34,444                  39,856
      9/30/2000                      32,422                  39,470
     12/31/2000                      30,151                  36,382
      3/31/2001                      26,906                  32,069
      6/30/2001                      27,006                  33,945
      9/30/2001                      22,538                  28,963
     12/31/2001                      25,159                  32,057
      3/31/2002                      24,759                  32,146
      6/30/2002                      21,340                  27,839
      9/30/2002                      17,846                  23,029
     12/31/2002                      18,470                  24,973
      3/31/2003                      17,646                  24,186





     This graph depicts the performance of the WST Growth Fund (the "Fund") Institutional Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns
        ---------------- --------------- -----------------------------
            One Year       Three Years      Since 9/30/97 (Date of
                                           Initial Public Investment)
        ---------------- --------------- -----------------------------
            (28.73)%         (8.94)%                (6.14)%
       ----------------- --------------- -----------------------------

>>   The graph assumes an initial $25,000 investment at September 30, 1997 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At March 31, 2003, the value of the Fund's Institutional Class Shares would have decreased to $17,646 - a cumulative total investment return of (29.42)% since September 30, 1997.

>> At March 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $24,186 - a cumulative total investment return of (3.26)% since September 30, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.63%

  Aerospace & Defense - 4.17%
     Lockheed Martin Corporation ...............................................                     3,500              $   166,425
     Raytheon Company ..........................................................                     8,000                  226,960
                                                                                                                        -----------
                                                                                                                            393,385
                                                                                                                        -----------
  Beverages - 2.76%
     PepsiCo, Inc. .............................................................                     6,500                  260,000
                                                                                                                        -----------

  Brewery - 2.72%
     Anheuser-Busch Companies, Inc. ............................................                     5,500                  256,355
                                                                                                                        -----------

  Broadcast - Cable - 4.67%
  (a)Comcast Corporation .......................................................                    16,000                  439,840
                                                                                                                        -----------

  Computers - 2.47%
     Hewlett-Packard Company ...................................................                    15,000                  233,250
                                                                                                                        -----------

  Computer Software & Services - 5.92%
     Cisco Systems, Inc. .......................................................                    17,000                  219,300
     Microsoft Corporation .....................................................                    14,000                  338,940
                                                                                                                        -----------
                                                                                                                            558,240
                                                                                                                        -----------
  Electrical Equipment - 2.88%
     Emerson Electric Company ..................................................                     6,000                  272,100
                                                                                                                        -----------

  Electronics - 3.78%
     General Electric Company ..................................................                    14,000                  357,000
                                                                                                                        -----------

  Electronics - Semiconductor - 4.32%
     Intel Corporation .........................................................                    14,000                  227,920
     Texas Instruments Incorporated ............................................                    11,000                  180,070
                                                                                                                        -----------
                                                                                                                            407,990
                                                                                                                        -----------
  Entertainment - 2.32%
  (a)Viacom Inc. ...............................................................                     6,000                  219,120
                                                                                                                        -----------

  Environmental Control - 2.69%
     Waste Management, Inc. ....................................................                    12,000                  254,160
                                                                                                                        -----------

  Financial - Banks, Commercial - 2.01%
     State Street Corporation ..................................................                     6,000                  189,780
                                                                                                                        -----------

  Financial - Banks, Money Centers - 3.10%
     Citigroup Inc. ............................................................                     8,500                  292,825
                                                                                                                        -----------





                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

  Food - Miscellaneous - 4.54%
        Kellogg Company ........................................................                     8,000              $   245,200
        Kraft Foods Inc. .......................................................                     6,500                  183,300
                                                                                                                        -----------
                                                                                                                            428,500
                                                                                                                        -----------
  Insurance - Managed Care Services - 5.99%
        AFLAC INCORPORATED .....................................................                     7,000                  224,350
        Marsh & McLennan Companies, Inc. .......................................                     8,000                  341,040
                                                                                                                        -----------
                                                                                                                            565,390
                                                                                                                        -----------
  Insurance - Multiline - 3.15%
        American International Group, Inc. .....................................                     6,000                  296,700
                                                                                                                        -----------

  Machine - Construction & Mining - 2.61%
        Caterpillar Inc. .......................................................                     5,000                  246,000
                                                                                                                        -----------

  Medical Supplies - 5.65%
        HCA - The Healthcare Company ...........................................                     4,500                  186,120
        Johnson & Johnson ......................................................                     6,000                  347,220
                                                                                                                        -----------
                                                                                                                            533,340
                                                                                                                        -----------
  Oil & Gas - Equipment & Services - 2.42%
        Schlumberger Limited ...................................................                     6,000                  228,060
                                                                                                                        -----------

  Oil & Gas - Exploration - 3.70%
        Exxon Mobil Corporation ................................................                    10,000                  349,500
                                                                                                                        -----------

  Oil & Gas - International - 2.81%
        Royal Dutch Petroleum Company ..........................................                     6,500                  264,875
                                                                                                                        -----------

  Packaging & Containers - 3.13%
        Kimberly - Clark Corporation ...........................................                     6,500                  295,490
                                                                                                                        -----------

  Pharmaceuticals - 6.21%
        Merck & Co., Inc. ......................................................                     5,000                  273,900
        Pfizer Inc. ............................................................                    10,000                  311,600
                                                                                                                        -----------
                                                                                                                            585,500
                                                                                                                        -----------
  Publishing - Newspaper - 2.29%
        The New York Times Company .............................................                     5,000                  215,750
                                                                                                                        -----------

  Retail - Specialty Line - 6.09%
        The Home Depot, Inc. ...................................................                    13,500                  328,860
        RadioShack Corporation .................................................                    11,000                  245,190
                                                                                                                        -----------
                                                                                                                            574,050
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Telecommunications - 2.23%
           Nokia Oyj - ADR .....................................................                    15,000              $   210,150
                                                                                                                        -----------

           Total Common Stocks (Cost $10,411,634) ..................................................                      8,927,350
                                                                                                                        -----------


INVESTMENT COMPANIES - 5.16%

     Evergreen Institutional US Government Class IN #436 ......................                     55,248                   55,248
     Evergreen Select Money Market Fund Class I Shares #495 ...................                    431,256                  431,256
                                                                                                                        -----------

           Total Investment Companies (Cost $486,504) .............................................                         486,504
                                                                                                                        -----------


Total Value of Investments (Cost $10,898,138 (b)) ..............................                     99.79 %            $ 9,413,854
Other Assets Less Liabilities ..................................................                      0.21 %                 19,950
                                                                                                  --------              -----------
      Net Assets ...............................................................                    100.00 %            $ 9,433,804
                                                                                                  ========              ===========





      (a)  Non-income producing investment

      (b)  Aggregate cost for federal income tax purposes is $10,954,137.
           Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ................................................................                     $   168,839
           Unrealized depreciation ................................................................                      (1,709,122)
                                                                                                                        -----------

                      Net unrealized depreciation .................................................                     $(1,540,283)
                                                                                                                        ===========




      The following acronym is used in this portfolio:

           ADR - American Depository Receipt







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $10,898,138) ........................................................                 $ 9,413,854
      Income receivable ...............................................................................                      11,032
      Receivable for fund shares sold .................................................................                      35,848
      Prepaid expenses ................................................................................                       5,174
                                                                                                                        -----------

           Total assets ...............................................................................                   9,465,908
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      30,366
      Other liabilities ...............................................................................                       1,738
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,104
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 9,433,804
                                                                                                                        ===========


NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $15,530,904
      Accumulated net realized loss on investments ....................................................                  (4,612,816)
      Net unrealized depreciation on investments ......................................................                  (1,484,284)
                                                                                                                        -----------
                                                                                                                        $ 9,433,804
                                                                                                                        ===========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($219,239 / 32,186 shares) .................................................................                 $      6.81
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($8,508,203 / 1,203,289 shares) ............................................................                 $      7.07
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($706,362 / 102,739 shares) ................................................................                 $      6.88
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $6.88) .........................................                 $      7.15
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                        WST GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                   Year ended March 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   168,668
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   87,857
           Fund administration fees (note 2) .............................................................                   20,500
           Distribution and service fees - Class C Shares (note 3) .......................................                    2,059
           Distribution and service fees - Investor Class Shares (note 3) ................................                    5,541
           Custody fees ..................................................................................                    1,143
           Registration and filing administration fees (note 2) ..........................................                    5,867
           Fund accounting fees (note 2) .................................................................                   46,171
           Audit fees ....................................................................................                   22,900
           Legal fees ....................................................................................                   14,657
           Securities pricing fees .......................................................................                    3,040
           Shareholder recordkeeping fees ................................................................                   30,000
           Other accounting fees (note 2) ................................................................                    4,076
           Shareholder servicing expenses ................................................................                    5,465
           Registration and filing expenses ..............................................................                    6,726
           Printing expenses .............................................................................                    4,520
           Amortization of deferred organization expenses (note 4) .......................................                    4,071
           Trustee fees and meeting expenses .............................................................                    4,335
           Other operating expenses ......................................................................                    7,470
                                                                                                                        -----------

               Total expenses ............................................................................                  276,398
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (63,991)
                                                                                                                        -----------

               Net expenses ..............................................................................                  212,407
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (43,739)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (1,961,244)
      Decrease in unrealized appreciation on investments .................................................               (2,209,435)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (4,170,679)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(4,214,418)
                                                                                                                        ===========








See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years Ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss ...........................................................          $   (43,739)          $  (112,648)
         Net realized loss from investment transactions ................................           (1,961,244)           (2,240,369)
         (Decrease) increase in unrealized appreciation on investments .................           (2,209,435)            1,067,631
                                                                                                  -----------           -----------

              Net decrease in net assets resulting from operations .....................           (4,214,418)           (1,285,386)
                                                                                                  -----------           -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a)           (2,687,909)              796,419
                                                                                                  -----------           -----------

                     Total decrease in net assets ......................................           (6,902,327)             (488,967)

NET ASSETS
     Beginning of year .................................................................           16,336,131            16,825,098
                                                                                                  -----------           -----------

     End of year .......................................................................          $ 9,433,804          $ 16,336,131
                                                                                                  ===========          ============



(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2003                                    2002

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                    CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................        (8,105)             (63,104)              (4,564)             (45,277)
                                                         -----------          -----------          -----------          -----------

     Net decrease ....................................        (8,105)         $   (63,104)              (4,564)         $   (45,277)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ..........................................       291,252          $ 2,295,222              230,821          $ 2,286,349
Shares redeemed ......................................      (531,829)          (4,433,696)            (124,021)          (1,282,602)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase .........................      (240,577)         $(2,138,474)             106,800          $ 1,003,747
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ..........................................        16,337          $   155,199               16,127          $   167,954
Shares redeemed ......................................       (81,320)            (641,530)             (32,352)            (330,005)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (64,983)         $  (486,331)             (16,225)         $  (162,051)
                                                         ===========          ===========          ===========          ===========

------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ..........................................       307,589          $ 2,450,421              246,948          $ 2,454,303
Shares redeemed ......................................      (621,254)          (5,138,330)            (160,937)          (1,657,884)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase .........................      (313,665)         $(2,687,909)              86,011          $   796,419
                                                         ===========          ===========          ===========          ===========







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

                                                   For the Periods Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................   $      9.63     $     10.54     $     13.99     $     13.05

      (Loss) income from investment operations
           Net investment loss ..................................         (0.09)          (0.17)          (0.16)          (0.06)
           Net realized and unrealized (loss) gain on investments         (2.73)          (0.74)          (3.29)           1.00
                                                                    -----------     -----------     -----------     -----------

               Total from investment operations .................         (2.82)          (0.91)          (3.45)           0.94
                                                                    -----------     -----------     -----------      ----------

Net asset value, end of period ..................................   $      6.81     $      9.63     $     10.54      $    13.99
                                                                    ===========     ===========     ===========      ==========


Total return ....................................................        (29.28)%         (8.63)%        (24.66)%          7.20 %
                                                                    ===========     ===========     ===========      ==========


Ratios/supplemental data
      Net assets, end of period .................................   $   219,239     $   387,977     $   472,698      $  453,984
                                                                    ===========     ===========     ===========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.03 %          2.72 %          2.44 %          2.45 %(b)
           After expense reimbursements and waived fees .........          2.50 %          2.50 %          2.44 %          2.34 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........         (1.60)%        (1.59)%         (1.45)%          (1.30)%(b)
           After expense reimbursements and waived fees .........         (1.08)%        (1.37)%         (1.45)%          (1.19)%(b)

      Portfolio turnover rate ...................................         51.53 %        49.97 %         74.25 %          50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
















                                                                                                                       (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES

                                                    For the Years Ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................    $      9.92    $     10.77    $     14.20    $     12.77    $     11.29

  (Loss) income from investment operations
       Net investment loss ............................          (0.03)         (0.06)         (0.08)         (0.04)          0.00
       Net realized and unrealized (loss) gain on investment     (2.82)         (0.79)         (3.35)          1.47           1.48

                                                           -----------    -----------    -----------    -----------    -----------

            Total from investment operations ..........          (2.85)         (0.85)         (3.43)          1.43           1.48
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ..........................    $      7.07    $      9.92    $     10.77    $     14.20    $     12.77

                                                           ===========    ===========    ===========    ===========    ===========

Total return ..........................................         (28.73)%        (7.98)%       (24.08)%        11.20 %        13.11 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year ...........................    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026    $11,419,391
                                                           ===========    ===========    ===========    ===========    ===========

Ratio of expenses to average net assets
  Before expense reimbursements and waived fees........           2.29 %         1.97 %         1.68 %         1.68 %         2.08 %
  After expense reimbursements and waived fees.........           1.75 %         1.75 %         1.68 %         1.60 %         1.75 %

Ratio of net investment loss to average net assets
   Before expense reimbursements and waived fees.......          (0.85)%        (0.84)%        (0.69)%        (0.45)%        (0.35)%
   After expense reimbursements and waived fees........          (0.31)%        (0.62)%        (0.69)%        (0.37)%        (0.01)%

      Portfolio turnover rate .........................          51.53 %        49.97 %        74.25 %        50.40 %        31.11 %









                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES

                                                    For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $      9.70    $     10.58    $     14.02    $     12.67    $     11.26

  (Loss) income from investment operations
      Net investment loss ...............................        (0.09)         (0.13)         (0.18)         (0.10)         (0.04)
      Net realized and unrealized (loss) gain on investment      (2.73)         (0.75)         (3.26)          1.45           1.45
                                                           -----------    -----------    -----------    -----------    -----------

      Total from investment operations ..................        (2.82)         (0.88)         (3.44)          1.35           1.41
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................       (29.07)%        (8.40)%       (24.47)%        10.66 %        12.52 %
                                                           ===========    ===========    ===========    ===========    ===========


Ratios/supplemental data
      Net assets, end of year ...........................  $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922    $ 2,539,131
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.79 %         2.47 %         2.14 %         2.15 %         2.56 %
           After expense reimbursements and waived fees           2.25 %         2.25 %         2.14 %         2.10 %         2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.36)%        (1.34)%        (1.13)%        (0.93)%        (0.84)%
           After expense reimbursements and waived fees          (0.83)%        (1.12)%        (1.13)%        (0.88)%        (0.53)%

      Portfolio turnover rate ...........................        51.53 %        49.97 %        74.25 %        50.40 %        31.11 %

(a) Total return does not reflect payment of sales charge.










                                                                                     See accompanying notes to financial statements

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,087,264, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010, and $2,480,793 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.






                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $43,739 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $63,991 ($0.04 per share) for the year ended March 31, 2003.







                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2003, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $5,541 of such expenses for the Investor Class Shares and $2,059 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2003.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

          All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.

                                                                     (Continued)

                                WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $5,755,205 and $8,056,560, respectively, for the year ended March 31, 2003.














































                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the WST Growth Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of the WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

________________________________________________________________________________

                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________

                         Wilbanks Smith & Thomas [Logo]

                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                              INVESTOR CLASS SHARES


                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2003


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                                                                   ANNUAL REPORT
                      WST GROWTH FUND INVESTOR CLASS SHARES
________________________________________________________________________________

                                  WILBANKS, SMITH & THOMAS ASSET MANAGEMENT, LLC
________________________________________________________________________________

                                                                   April 7, 2003

"Buy when everyone else is selling and hold until everyone else is buying. This is not merely a catchy slogan. It is the very essence of successful investment."
                                                                   J. Paul Getty

"There is no worse mistake in public leadership than to hold out false hopes soon to be swept away."
                                                               Winston Churchill

"Confront the brutal facts, but never lose faith."
                                                         Admiral James Stockdale

As we write this letter the war in Iraq is underway, and the investment markets continue to careen between euphoria and despondency as snippets of news are relayed from the battlefield. The media coverage from "embedded" journalists beaming us up-to-the-minute reports on every aspect of the campaign is overwhelming. Simply processing all of the information is challenging and attempting to integrate the daily highs and lows of the military action into a meaningful investment strategy is fruitless. Clearly the short war and easy victory expected by some did not materialize, but we all remain confident that the ultimate outcome will be a coalition victory.

Unfortunately the end of the military campaign, when it comes, will signal the beginning of another phase, one perhaps as challenging as the war itself. The rebuilding of Iraq and the incubation and development of a U.S.- friendly regime present huge logistical and diplomatic challenges to a coalition still struggling to establish itself politically. On the home front the cost and distraction of the war threaten an already fragile economy.

Still, in spite of these hurdles there are many reasons for optimism. To date U.S. casualties have been modest and there have been no chemical or biological attacks on our troops. Despite the media insinuation to the contrary our armed forces have made tremendous progress in the first weeks of the war, and have done so while protecting most of Iraq's oilfields. The significance of our ability to use measured force will become evident when rebuilding time comes. Oil dollars will rebuild Iraq, and by sparing non-military targets we leave the door open for friendly diplomatic relations at some point. No less encouraging is the passing of another three months without a terrorist attack in the United States. Tom Ridge has indicated that the question is when, not if, we will suffer another attack, but we seem to be making steady progress in our efforts to contain terror and capture terrorists.

From an investment perspective little has been resolved over the past year. The war, anticipated for many months, is underway, but the range of unknowns is as vast as ever. As we have outlined in previous letters our responsibility is to position the Fund to reflect both the risks and opportunities in the markets. Recent conversations with professional investors and consultants lead us to the conclusion that there are three schools of thought among investors. One group sees the stock market as the buying opportunity of a lifetime now. They recognize that when sentiment is worst stocks are actually most attractive. Another group sees Iraq as the straw that will break the camel's back, and their inclination is to completely eliminate their stock market exposure until the situation in the Middle East clarifies itself. Finally there are those whose market view is balanced between faith in our nation's strength and resilience and concern about the various geopolitical and economic forces weighing on stocks in the short term. We are in the latter group, and in this letter we seek to explain the logic behind our position and its strategic implications for the Fund.

                              The Stockdale Paradox
                              ---------------------

In seeking a framework for our communication with clients at this difficult juncture we came across an idea known as the Stockdale Paradox. Jim Stockdale was the ranking U.S. military officer at the "Hanoi Hilton" prisoner of war camp in Vietnam. For eight years he lived in wretched conditions that included torture, humiliation, and complete uncertainty about his future. Ultimately he survived and was awarded the Congressional Medal of Honor. Most of the other prisoners in the Hanoi Hilton survived as well. To a man they credited Stockdale's leadership with pulling them through the experience. Jim Stockdale knows how to deal with adversity.

In his book Good To Great; Why Some Companies Make the Leap and Others Don't, Jim Collins includes an interview with Admiral Stockdale that explains the Stockdale Paradox and its application to the world of business. Simply stated, the Stockdale Paradox involves the apparent inconsistency between unflagging faith in a system or plan and recognition of the brutal facts of one's current reality. Interestingly it was not just the pessimists who gave up and died during their imprisonment in Hanoi, it was the optimists too, according to Stockdale. Unable to accept and cope with the constant disappointment of their hopes for a quick release, the optimists eventually became heart broken. They were not able to deal with the reality of their imprisonment and they gave up.

How does a prisoner of war analogy relate to investing? In Good to Great Collins applies the Paradox to his assessment of individual companies by arguing that great ones are able to find a balance between consistent adherence to a long term strategy and flexible responsiveness to ever-changing business conditions.

As we discuss in detail below there are many reasons for optimism as we assess the economy and markets, and our positive outlook for U.S. large cap equities remains the foundation of our strategy. We also have a number of short-term concerns that our current tactics address.

                    Reasons for Optimism: What Can Go Right?
                    ----------------------------------------

In Iraq there was positive news during the early days of the war as two major concerns were alleviated, at least temporarily. Many predicted that as soon as the war began we would experience a series of retaliatory terrorist attacks. The risk that Saddam's forces would destroy Iraq's oil infrastructure was another major worry for coalition leaders. Neither has occurred so far, and while the terrorist threat will linger we are close to securing the majority of the oilfields. Hopefully, our 18-month war on terror and the Al Qaeda global network has reduced the probability of further attacks on U.S. soil and abroad.

The most direct and significant result of the war in Iraq is the price of oil. In the weeks leading up to the war oil prices rose to almost $40 per barrel, a level that, if sustained, would have a huge negative impact on the U.S. and global economies. The following chart shows the extent to which oil prices have responded to war news.

[Line Graph included here]:

                           CRUDE OIL (U.S. $/Barrel)

                       May 2002 to April 4, 2003 (28.62)


Source: Baseline; April 7, 2003

Fortunately, the quick capture of Iraq's southern oil fields with little damage and the growing possibility of similar action in the North has calmed the energy markets, resulting in oil prices declining from $37 to the $30^1 level. This development is very positive and further declines would be bullish for the economy and stocks.

From a political perspective the key to U.S. success will be the installation of a new regime in Iraq that is friendly to our interests. If we can achieve this goal, and use that success as a base or springboard for a Middle East peace plan, or at least progress toward one, the investment markets should applaud. The most obvious wild cards that could give the markets an immediate boost would be the capture or elimination of Saddam Hussein, Osama Bin Laden, or both. In assessing the range of possible outcomes both of these events are possible and we believe either would drive the market much higher. So much of the malaise we feel now is the lingering effect of the problems these two men have caused the U.S. Our military and intelligence forces are working hard to root out these evil players, and an investment policy must acknowledge the possibility that their eventual demise could drive stocks much higher.

                         U.S. Economics: A Balancing Act
                         -------------------------------

Our year-end 2002 letter included a thorough review of the issues facing the U.S. economy. For now we appear to be on track for a normal, if somewhat anemic, recovery from the brief recession. Our ability to remain on course for a recovery in light of the war is in question and depends upon the duration and severity of the conflict.

Economic data from the past few weeks continues to be clouded by war uncertainties and February's bad weather. While oil prices have declined dramatically, (see above) and will decline more when the end of the war is in sight, gasoline prices will be slower to normalize. High gas prices are a tax on our entire economic system. Consumer confidence fell to a nine-year low in March, a trend and level not consistent with economic recovery.

On the positive side of the economic ledger are the monetary and fiscal policies discussed in our January letter. The 1.25%^2 Fed Funds rate is extremely accommodative, and while the Bush tax package is out of the headlines while the war takes center stage, we still expect significant relief once the final deal is ironed out.

One important issue now under discussion is the budget deficit. Slow economic growth and increased military spending for homeland security and the war in Iraq have eliminated the surplus we wrote of several years ago. It is important to keep the deficit, which is huge in absolute dollars, in perspective. Projections suggest that the annual deficit is running at a pace equal to about 2% of GDP, a very manageable level and modest in comparison with deficits in prior recessions. To the extent that a deficit is stimulative to the economy it may work in our favor in the short run.

Inflation, long the nemesis of government policy makers, remains in check despite the spike in energy prices. In fact, weak demand on both the consumer and corporate levels have sparked concern about deflation. We believe that stronger demand driven by better sentiment post war and inventory restocking will allow the U.S. to avoid the deflationary spiral suffered by Japan. Interestingly today's higher energy prices are positive in this regard. Much has been written about deflation being China's biggest export product. Higher energy prices raise their costs of production and transportation, resulting in higher prices for Chinese goods in foreign markets. That factor, and a weakening U.S. dollar, should mitigate some of the pricing pressure that Chinese goods have had on U.S. products.

                      Stock Market Analysis: A Waiting Game
                      -------------------------------------

The Stockdale Paradox requires "recognition of the brutal facts of one's current reality," so we move now to a review of stocks. The chart below shows that the stock market has been bouncing along the bottoms set during the sell-offs in July, October and early March. The Dow Jones Average hit 7600^3 on July 24,
2002, 7200^4 on October 10, 2002 and 7400^5 in early March 2003 before the recent rally in March up to 8500^6. It is clear that some investors find "value" in the market as it approaches 7000, and they provide support for the market at that level.

_________________________________
^1 Baseline, April 1, 2003
^2 Baseline, April 1, 2003
^3 Baseline, April 1, 2003
^4 Baseline, April 1, 2003
^5 Baseline, April 1, 2003
^6 Baseline, April 1, 2003

This strong support gives us confidence in our long-term commitment to stocks. A study of mutual fund redemptions suggests that selling pressure is drying up with each market decline. The June-July 2002 sell-off was driven by an astounding $50 billion^7 of equity fund liquidations. The September-October 2002 low saw sales of approximately $18 billion^8 and investors sold only $10 billion^9 worth of equity funds during the February-March 2003 low. These figures suggest that most investors have finished selling, and the lack of sellers provides support for the market at current levels.

[Line Graph included here]:

                                DOW JONES (INDU)

                      May 2002 to April 4, 2003 (8,277.15)


Source: Baseline; April 7, 2003

Hedge funds and short sellers have had an increasing affect on the stock market recently. Hedge funds assets have grown dramatically and their ability to move the market will tend to amplify volatility. Short interest (stocks borrowed and sold to profit on a decline in prices) is at historic levels, and short covering will occur when sentiment shifts, accelerating the rally. Much of the early war rally was driven by hedge funds covering their short positions as the early war outlook was more positive than expected.

                    Equity Strategy: Buy The Biggest and Best
                    -----------------------------------------

Technology stocks held up relatively well during the first quarter posting a negligible loss of 0.5%^10 versus the decline of 3.2%^11 in the S&P 500 index. We added to our tech holdings in the fourth quarter of last year with the purchase of Cisco Systems and Hewlett Packard^12. Our strategy has been to stay with market leaders like Cisco Systems, which commands a substantial market share in computer routers and switches. The company's gross margins exceed 75%^13, and it's $21 billion^14 cash hoard gives it unlimited financial flexibility to cut prices and undermine competitor's strategies. Its recent purchase of wireless router manufacturer Linksys underlines Cisco System's ability to take advantage of the tough operating environment to strengthen its competitive position.

____________________________
^7 AMG Data Services, August, 2002 and  July  12,  2002
^8 AMG Data Services, November 11, 2002 and October 4, 2002
^9 AMG Data Services, April 9, 2002 and March 8, 2002
^10 Baseline, April 1, 2003
^11 Baseline, April 1, 2003
^12 Holdings represent  2.5%  and  2.6% of the Fund as of March  31,  2003,
    respectively
^13 Baseline, April 1, 2003
^14 Baseline, April 1, 2003

We continue to avoid certain sectors including telecommunications, utilities and basic materials, and industries like autos, airlines, forest products and steel. These are capital-intensive businesses with low profitability and slow growth. In many cases they are exposed to commodity prices, which can wreak havoc with even a well-run business model.

We have highlighted the improving financial condition of many U.S companies in previous letters and the Fund is populated with industry leaders such as AIG, Citigroup, Johnson and Johnson, Royal Dutch and Microsoft^15. As we outlined above it now appears that many of these companies' stocks are finding price levels where investors consider them "cheap" and are willing to buy them regardless of macro concerns.

                             Company Update - Merck
                             ----------------------

To a large extent the trading action in Merck^16 over the past year reflects the large cap market as a whole. The stock sank as low as $38 last July on concerns that the company would fail to meet 2003 earnings guidance. At that price the stock yielded almost 4% and offered a compelling alternative to fixed income securities such as a 2.5% five-year Treasury. The market was overly focused on the company's short-term challenges and briefly ignored the overall quality of the company and its business model. During the fall Merck announced that the company would exceed most analysts' earnings targets due to better sales of new products and the stock has since rallied to $57. The reality is that the fundamental story at Merck barely changed throughout that period. It was and remains one of the world's preeminent R&D companies with a very solid product portfolio and excellent long-term prospects. Regardless of global politics, we believe Merck will continue to thrive.

Market volatility and war news masks the underlying improvement in many companies' fundamentals over the last year, but we remain bullish on the prospects for the companies owned in the Fund. We remain pleased with the underlying performance of the Fund's current holdings and are willing to wait patiently for more favorable market conditions.

                          Summary: Remaining Faithful
                          ---------------------------

As we pass the three-year anniversary of the beginning of the bear market we hear from a few investors who are tempted to abandon their long-term financial plans. Some are exasperated and have given up on stocks, while some hope to make a quick profit by betting on a post war rally. Both impulses are understandable.

Still, the strategic plan and the discipline to adhere to it is the foundation of investment success. It is crucial to be realistic about the current market situation. The key is to make changes strategically rather than basing decisions on a short-term outlook that changes with each day's news. As Collins explains in Good To Great, successful people are "able to strip away so much noise and clutter and focus on the few things that have the greatest impact. They (are) able to do so in large part because they operate from both sides of the Stockdale Paradox, (unflagging faith in their plan, recognition of current reality) never letting one side overshadow the other . . . (They) dramatically increase the odds of making a series of good decisions and ultimately discover a simple concept for making the really big choices." We look forward to keeping you apprised of any changes in our views and welcome any questions or comments you may have.

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Mark R. Warden



________________________________


^15 Holdings represent 3.3%, 3.3%,  3.9%,  3.0% and 3.8% of the Fund as of
    March 31,  2003,  respectively
^16 Holdings represent 3.1% of the Fund as of March 31, 2003

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

This annual report was distributed to shareholders on or about May 27, 2003.

                                 WST GROWTH FUND
                              Investor Class Shares

                     Performance Update - $10,000 Investment
              For the period from October 3, 1997 (Date of Initial
                      Public Investment) to March 31, 2003

[Line Graph Here]

--------------------------------------------------------------------------------
                             WST Growth Fund                 S&P 500 Total
                          Investor Class Shares              Return Index
----------------------------------------------------------------------------
      10/3/1997                 9,625                           10,000
     12/31/1997                 9,607                           10,096
      3/31/1998                10,606                           11,505
      6/30/1998                10,701                           11,885
      9/30/1998                 9,297                           10,702
     12/31/1998                11,463                           12,982
      3/31/1999                11,934                           13,629
      6/30/1999                12,593                           14,589
      9/30/1999                11,454                           13,678
     12/31/1999                13,017                           15,713
      3/31/2000                13,206                           16,074
      6/30/2000                12,819                           15,647
      9/30/2000                12,056                           15,495
     12/31/2000                11,190                           14,283
      3/31/2001                 9,975                           12,590
      6/30/2001                 9,994                           13,326
      9/30/2001                 8,336                           11,370
     12/31/2001                 9,297                           12,585
      3/31/2002                 9,136                           12,620
      6/30/2002                 7,856                           10,929
      9/30/2002                 6,565                            9,041
     12/31/2002                 6,782                            9,804
      3/31/2003                 6,480                            9,495



This graph depicts the performance of the WST Growth Fund (the "Fund") Investor Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

---------------------------- ---------- ------------ --------------------------
                              One Year   Five Years    Since 10/3/97 (Date of
                                                     Initial Public Investment)
---------------------------- ---------- ------------ --------------------------
       No Sales Load          (29.07)%     (9.38)%            (6.95)%
---------------------------- ---------- ------------ --------------------------
  3.75% Maximum Sales Load    (31.73)%    (10.07)%            (7.59)%
---------------------------- ---------- ------------ --------------------------



>>   The graph  assumes an initial  $10,000  investment  ($9,625 after a maximum
     sales  load  of  3.75%)  at  October  3,  1997  (date  of  initial   public
     investment). All dividends and distributions are reinvested.

>> At March 31, 2003, the value of the Fund's Investor Class Shares would have decreased to $6,480 - a cumulative total investment return of (35.20)% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the Fund's Investor Class Shares would have decreased to $6,733 - a cumulative total investment return of (32.67)% since October 3, 1997.

>> At March 31, 2003, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $9,495 - a cumulative total investment return of (5.05)% since October 3, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.63%

  Aerospace & Defense - 4.17%
     Lockheed Martin Corporation ...............................................                     3,500              $   166,425
     Raytheon Company ..........................................................                     8,000                  226,960
                                                                                                                        -----------
                                                                                                                            393,385
                                                                                                                        -----------
  Beverages - 2.76%
     PepsiCo, Inc. .............................................................                     6,500                  260,000
                                                                                                                        -----------

  Brewery - 2.72%
     Anheuser-Busch Companies, Inc. ............................................                     5,500                  256,355
                                                                                                                        -----------

  Broadcast - Cable - 4.67%
  (a)Comcast Corporation .......................................................                    16,000                  439,840
                                                                                                                        -----------

  Computers - 2.47%
     Hewlett-Packard Company ...................................................                    15,000                  233,250
                                                                                                                        -----------

  Computer Software & Services - 5.92%
     Cisco Systems, Inc. .......................................................                    17,000                  219,300
     Microsoft Corporation .....................................................                    14,000                  338,940
                                                                                                                        -----------
                                                                                                                            558,240
                                                                                                                        -----------
  Electrical Equipment - 2.88%
     Emerson Electric Company ..................................................                     6,000                  272,100
                                                                                                                        -----------

  Electronics - 3.78%
     General Electric Company ..................................................                    14,000                  357,000
                                                                                                                        -----------

  Electronics - Semiconductor - 4.32%
     Intel Corporation .........................................................                    14,000                  227,920
     Texas Instruments Incorporated ............................................                    11,000                  180,070
                                                                                                                        -----------
                                                                                                                            407,990
                                                                                                                        -----------
  Entertainment - 2.32%
  (a)Viacom Inc. ...............................................................                     6,000                  219,120
                                                                                                                        -----------

  Environmental Control - 2.69%
     Waste Management, Inc. ....................................................                    12,000                  254,160
                                                                                                                        -----------

  Financial - Banks, Commercial - 2.01%
     State Street Corporation ..................................................                     6,000                  189,780
                                                                                                                        -----------

  Financial - Banks, Money Centers - 3.10%
     Citigroup Inc. ............................................................                     8,500                  292,825
                                                                                                                        -----------





                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

  Food - Miscellaneous - 4.54%
        Kellogg Company ........................................................                     8,000              $   245,200
        Kraft Foods Inc. .......................................................                     6,500                  183,300
                                                                                                                        -----------
                                                                                                                            428,500
                                                                                                                        -----------
  Insurance - Managed Care Services - 5.99%
        AFLAC INCORPORATED .....................................................                     7,000                  224,350
        Marsh & McLennan Companies, Inc. .......................................                     8,000                  341,040
                                                                                                                        -----------
                                                                                                                            565,390
                                                                                                                        -----------
  Insurance - Multiline - 3.15%
        American International Group, Inc. .....................................                     6,000                  296,700
                                                                                                                        -----------

  Machine - Construction & Mining - 2.61%
        Caterpillar Inc. .......................................................                     5,000                  246,000
                                                                                                                        -----------

  Medical Supplies - 5.65%
        HCA - The Healthcare Company ...........................................                     4,500                  186,120
        Johnson & Johnson ......................................................                     6,000                  347,220
                                                                                                                        -----------
                                                                                                                            533,340
                                                                                                                        -----------
  Oil & Gas - Equipment & Services - 2.42%
        Schlumberger Limited ...................................................                     6,000                  228,060
                                                                                                                        -----------

  Oil & Gas - Exploration - 3.70%
        Exxon Mobil Corporation ................................................                    10,000                  349,500
                                                                                                                        -----------

  Oil & Gas - International - 2.81%
        Royal Dutch Petroleum Company ..........................................                     6,500                  264,875
                                                                                                                        -----------

  Packaging & Containers - 3.13%
        Kimberly - Clark Corporation ...........................................                     6,500                  295,490
                                                                                                                        -----------

  Pharmaceuticals - 6.21%
        Merck & Co., Inc. ......................................................                     5,000                  273,900
        Pfizer Inc. ............................................................                    10,000                  311,600
                                                                                                                        -----------
                                                                                                                            585,500
                                                                                                                        -----------
  Publishing - Newspaper - 2.29%
        The New York Times Company .............................................                     5,000                  215,750
                                                                                                                        -----------

  Retail - Specialty Line - 6.09%
        The Home Depot, Inc. ...................................................                    13,500                  328,860
        RadioShack Corporation .................................................                    11,000                  245,190
                                                                                                                        -----------
                                                                                                                            574,050
                                                                                                                        -----------



                                                                                                                        (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Telecommunications - 2.23%
           Nokia Oyj - ADR .....................................................                    15,000              $   210,150
                                                                                                                        -----------

           Total Common Stocks (Cost $10,411,634) ..................................................                      8,927,350
                                                                                                                        -----------


INVESTMENT COMPANIES - 5.16%

     Evergreen Institutional US Government Class IN #436 ......................                     55,248                   55,248
     Evergreen Select Money Market Fund Class I Shares #495 ...................                    431,256                  431,256
                                                                                                                        -----------

           Total Investment Companies (Cost $486,504) .............................................                         486,504
                                                                                                                        -----------


Total Value of Investments (Cost $10,898,138 (b)) ..............................                     99.79 %            $ 9,413,854
Other Assets Less Liabilities ..................................................                      0.21 %                 19,950
                                                                                                  --------              -----------
      Net Assets ...............................................................                    100.00 %            $ 9,433,804
                                                                                                  ========              ===========





      (a)  Non-income producing investment

      (b)  Aggregate cost for federal income tax purposes is $10,954,137.
           Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ................................................................                     $   168,839
           Unrealized depreciation ................................................................                      (1,709,122)
                                                                                                                        -----------

                      Net unrealized depreciation .................................................                     $(1,540,283)
                                                                                                                        ===========




      The following acronym is used in this portfolio:

           ADR - American Depository Receipt







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2003


ASSETS
      Investments, at value (cost $10,898,138) ........................................................                 $ 9,413,854
      Income receivable ...............................................................................                      11,032
      Receivable for fund shares sold .................................................................                      35,848
      Prepaid expenses ................................................................................                       5,174
                                                                                                                        -----------

           Total assets ...............................................................................                   9,465,908
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      30,366
      Other liabilities ...............................................................................                       1,738
                                                                                                                        -----------

           Total liabilities ..........................................................................                      32,104
                                                                                                                        -----------

NET ASSETS ............................................................................................                 $ 9,433,804
                                                                                                                        ===========


NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $15,530,904
      Accumulated net realized loss on investments ....................................................                  (4,612,816)
      Net unrealized depreciation on investments ......................................................                  (1,484,284)
                                                                                                                        -----------
                                                                                                                        $ 9,433,804
                                                                                                                        ===========

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($219,239 / 32,186 shares) .................................................................                 $      6.81
                                                                                                                        ===========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($8,508,203 / 1,203,289 shares) ............................................................                 $      7.07
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($706,362 / 102,739 shares) ................................................................                 $      6.88
                                                                                                                        ===========
      Maximum offering price per share (100 / 96.25 of $6.88) .........................................                 $      7.15
                                                                                                                        ===========
















See accompanying notes to financial statements

                                                        WST GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                   Year ended March 31, 2003


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   168,668
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   87,857
           Fund administration fees (note 2) .............................................................                   20,500
           Distribution and service fees - Class C Shares (note 3) .......................................                    2,059
           Distribution and service fees - Investor Class Shares (note 3) ................................                    5,541
           Custody fees ..................................................................................                    1,143
           Registration and filing administration fees (note 2) ..........................................                    5,867
           Fund accounting fees (note 2) .................................................................                   46,171
           Audit fees ....................................................................................                   22,900
           Legal fees ....................................................................................                   14,657
           Securities pricing fees .......................................................................                    3,040
           Shareholder recordkeeping fees ................................................................                   30,000
           Other accounting fees (note 2) ................................................................                    4,076
           Shareholder servicing expenses ................................................................                    5,465
           Registration and filing expenses ..............................................................                    6,726
           Printing expenses .............................................................................                    4,520
           Amortization of deferred organization expenses (note 4) .......................................                    4,071
           Trustee fees and meeting expenses .............................................................                    4,335
           Other operating expenses ......................................................................                    7,470
                                                                                                                        -----------

               Total expenses ............................................................................                  276,398
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (63,991)
                                                                                                                        -----------

               Net expenses ..............................................................................                  212,407
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (43,739)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (1,961,244)
      Decrease in unrealized appreciation on investments .................................................               (2,209,435)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (4,170,679)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(4,214,418)
                                                                                                                        ===========








See accompanying notes to financial statements

                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Years Ended March 31,




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2003                 2002
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss ...........................................................          $   (43,739)          $  (112,648)
         Net realized loss from investment transactions ................................           (1,961,244)           (2,240,369)
         (Decrease) increase in unrealized appreciation on investments .................           (2,209,435)            1,067,631
                                                                                                  -----------           -----------

              Net decrease in net assets resulting from operations .....................           (4,214,418)           (1,285,386)
                                                                                                  -----------           -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a)           (2,687,909)              796,419
                                                                                                  -----------           -----------

                     Total decrease in net assets ......................................           (6,902,327)             (488,967)

NET ASSETS
     Beginning of year .................................................................           16,336,131            16,825,098
                                                                                                  -----------           -----------

     End of year .......................................................................          $ 9,433,804          $ 16,336,131
                                                                                                  ===========          ============



(a) A summary of capital share activity follows:

                                                       -----------------------------------------------------------------------------
                                                                       2003                                    2002

                                                            Shares                Value              Shares               Value

                                                       -----------------------------------------------------------------------------
------------------------------------------------------
                    CLASS C SHARES
------------------------------------------------------
Shares sold ..........................................             0          $         0                    0          $         0
Shares redeemed ......................................        (8,105)             (63,104)              (4,564)             (45,277)
                                                         -----------          -----------          -----------          -----------

     Net decrease ....................................        (8,105)         $   (63,104)              (4,564)         $   (45,277)
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
            INSTITUTIONAL CLASS SHARES
------------------------------------------------------
Shares sold ..........................................       291,252          $ 2,295,222              230,821          $ 2,286,349
Shares redeemed ......................................      (531,829)          (4,433,696)            (124,021)          (1,282,602)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase .........................      (240,577)         $(2,138,474)             106,800          $ 1,003,747
                                                         ===========          ===========          ===========          ===========
------------------------------------------------------
              INVESTOR CLASS SHARES
------------------------------------------------------
Shares sold ..........................................        16,337          $   155,199               16,127          $   167,954
Shares redeemed ......................................       (81,320)            (641,530)             (32,352)            (330,005)
                                                         -----------          -----------          -----------          -----------
     Net decrease ....................................       (64,983)         $  (486,331)             (16,225)         $  (162,051)
                                                         ===========          ===========          ===========          ===========

------------------------------------------------------
                  FUND SUMMARY
------------------------------------------------------
Shares sold ..........................................       307,589          $ 2,450,421              246,948          $ 2,454,303
Shares redeemed ......................................      (621,254)          (5,138,330)            (160,937)          (1,657,884)
                                                         -----------          -----------          -----------          -----------
     Net (decrease) increase .........................      (313,665)         $(2,687,909)              86,011          $   796,419
                                                         ===========          ===========          ===========          ===========







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES

                                                   For the Periods Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                          2003            2002           2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................   $      9.63     $     10.54     $     13.99     $     13.05

      (Loss) income from investment operations
           Net investment loss ..................................         (0.09)          (0.17)          (0.16)          (0.06)
           Net realized and unrealized (loss) gain on investments         (2.73)          (0.74)          (3.29)           1.00
                                                                    -----------     -----------     -----------     -----------

               Total from investment operations .................         (2.82)          (0.91)          (3.45)           0.94
                                                                    -----------     -----------     -----------      ----------

Net asset value, end of period ..................................   $      6.81     $      9.63     $     10.54      $    13.99
                                                                    ===========     ===========     ===========      ==========


Total return ....................................................        (29.28)%         (8.63)%        (24.66)%          7.20 %
                                                                    ===========     ===========     ===========      ==========


Ratios/supplemental data
      Net assets, end of period .................................   $   219,239     $   387,977     $   472,698      $  453,984
                                                                    ===========     ===========     ===========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........          3.03 %          2.72 %          2.44 %          2.45 %(b)
           After expense reimbursements and waived fees .........          2.50 %          2.50 %          2.44 %          2.34 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........         (1.60)%        (1.59)%         (1.45)%          (1.30)%(b)
           After expense reimbursements and waived fees .........         (1.08)%        (1.37)%         (1.45)%          (1.19)%(b)

      Portfolio turnover rate ...................................         51.53 %        49.97 %         74.25 %          50.40 %

(a) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b) Annualized.
















                                                                                                                       (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     INSTITUTIONAL CLASS SHARES

                                                    For the Years Ended March 31,



------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ....................    $      9.92    $     10.77    $     14.20    $     12.77    $     11.29

  (Loss) income from investment operations
       Net investment loss ............................          (0.03)         (0.06)         (0.08)         (0.04)          0.00
       Net realized and unrealized (loss) gain on investment     (2.82)         (0.79)         (3.35)          1.47           1.48

                                                           -----------    -----------    -----------    -----------    -----------

            Total from investment operations ..........          (2.85)         (0.85)         (3.43)          1.43           1.48
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ..........................    $      7.07    $      9.92    $     10.77    $     14.20    $     12.77

                                                           ===========    ===========    ===========    ===========    ===========

Total return ..........................................         (28.73)%        (7.98)%       (24.08)%        11.20 %        13.11 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
    Net assets, end of year ...........................    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026    $11,419,391
                                                           ===========    ===========    ===========    ===========    ===========

Ratio of expenses to average net assets
  Before expense reimbursements and waived fees........           2.29 %         1.97 %         1.68 %         1.68 %         2.08 %
  After expense reimbursements and waived fees.........           1.75 %         1.75 %         1.68 %         1.60 %         1.75 %

Ratio of net investment loss to average net assets
   Before expense reimbursements and waived fees.......          (0.85)%        (0.84)%        (0.69)%        (0.45)%        (0.35)%
   After expense reimbursements and waived fees........          (0.31)%        (0.62)%        (0.69)%        (0.37)%        (0.01)%

      Portfolio turnover rate .........................          51.53 %        49.97 %        74.25 %        50.40 %        31.11 %









                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INVESTOR CLASS SHARES

                                                    For the Years Ended March 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                2003           2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $      9.70    $     10.58    $     14.02    $     12.67    $     11.26

  (Loss) income from investment operations
      Net investment loss ...............................        (0.09)         (0.13)         (0.18)         (0.10)         (0.04)
      Net realized and unrealized (loss) gain on investment      (2.73)         (0.75)         (3.26)          1.45           1.45
                                                           -----------    -----------    -----------    -----------    -----------

      Total from investment operations ..................        (2.82)         (0.88)         (3.44)          1.35           1.41
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................       (29.07)%        (8.40)%       (24.47)%        10.66 %        12.52 %
                                                           ===========    ===========    ===========    ===========    ===========


Ratios/supplemental data
      Net assets, end of year ...........................  $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922    $ 2,539,131
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.79 %         2.47 %         2.14 %         2.15 %         2.56 %
           After expense reimbursements and waived fees           2.25 %         2.25 %         2.14 %         2.10 %         2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.36)%        (1.34)%        (1.13)%        (0.93)%        (0.84)%
           After expense reimbursements and waived fees          (0.83)%        (1.12)%        (1.13)%        (0.88)%        (0.53)%

      Portfolio turnover rate ...........................        51.53 %        49.97 %        74.25 %        50.40 %        31.11 %

(a) Total return does not reflect payment of sales charge.










                                                                                     See accompanying notes to financial statements

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,087,264, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010, and $2,480,793 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.






                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $43,739 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $63,991 ($0.04 per share) for the year ended March 31, 2003.







                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2003, the Distributor retained sales charges in the amount of $4.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $5,541 of such expenses for the Investor Class Shares and $2,059 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2003.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

          All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.

                                                                     (Continued)

                                WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2003



NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $5,755,205 and $8,056,560, respectively, for the year ended March 31, 2003.














































                                                                     (Continued)

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2003
                                   (Unaudited)


INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the WST Growth Fund ("Fund") and The Nottingham Investment Trust II ("Trust") are managed under the direction of the Board of Trustees ("Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $3,525 during the fiscal year ended March 31, 2003 from the Fund for their services to the Fund and Trust.

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                      Independent Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Jack E. Brinson, 70        Trustee,    Since 1990   Retired;  Previously,   President        8       Independent   Trustee   of  the
                           Chairman                 of   Brinson    Investment    Co.                following:     Gardner    Lewis
                                                    (personal     investments)    and                Investment  Trust for the three
                                                    President  of Brinson  Chevrolet,                series  of  that   trust;   New
                                                    Inc. (auto dealership)                           Providence   Investment   Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust;      Hillman     Capital
                                                                                                     Management   Investment   Trust
                                                                                                     for  the  two  series  of  that
                                                                                                     trust;  and de Leon Funds Trust
                                                                                                     for  the  one  series  of  that
                                                                                                     trust      (all      registered
                                                                                                     investment companies)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
J. Buckley Strandberg, 43  Trustee     Since 1991   President  of Standard  Insurance        8       None
                                                    and   Realty    (insurance    and
                                                    property management)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
James H. Speed, Jr., 49    Trustee     Since        President  and  CEO  elect  of NC        8       Independent   Trustee   of  RBC
                                       September    Mutual     Insurance      Company                Funds,  Inc. for its six series
                                       2002         (insurance   company)  since  May                (all   registered    investment
                                                    2003;    President    of    Speed                companies)
                                                    Financial       Group,       Inc.
                                                    (consulting/private  investments)
                                                    since  March  2000;  Senior  Vice
                                                    President,     Chief    Financial
                                                    Officer &  Treasurer  of Hardee's
                                                    Food Systems,  Inc. (food service
                                                    retailer)   from   July  1997  to
                                                    March    2000;     Senior    Vice
                                                    President  Controller of Hardee's
                                                    Food  Systems,  Inc. from January
                                                    1995 to July 1997
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                       Interested Trustees
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Richard K. Bryant, 43      Trustee;    Trustee      President  of Capital  Investment        8                    None
Post Office Box 32249      President   since        Group,  Inc.  (distributor of the
Raleigh,  North  Carolina  and         September    Fund);  Vice President of Capital
27622                      Principal   2002;        Investment     Counsel,      Inc.
                           Executive   President    (advisor  of  the  Capital  Value
                           Officer,    since  1990; Fund);   President   of   Capital
                           Capital     Principal    Investment    Brokerage,     Inc.
                           Value Fund  Executive    (broker/dealer     firm);     and
                                       Officer      President of Capital  Value Fund;
                                       since 2002   Trustee   of  the   Trust   since
                                                    September    2002;    previously,
                                                    Trustee  of the  Trust  from 1990
                                                    until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Keith A. Lee, 43           Trustee;    Trustee      Senior  Vice  President  of Brown        8                    None
1201 N. Calvert Street     Vice        since June   Capital     Management,      Inc.
Baltimore, Maryland 21202  President   2002;        (advisor  of  the  Brown  Capital
                           and         Vice         Management    Funds)   and   Vice
                           Principal   President    President  of the  Brown  Capital
                           Executive   since  1992; Management Funds;  Trustee of the
                           Officer,    Principal    Trust since June 2002.
                           the Brown   Executive
                           Capital     Officer
                           Management  since 2002
                           Funds
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Bryant is an Interested Trustee because he is an officer of Capital Investment  Counsel, Inc., the advisor of the Capital Value Fund, and Capital  Investment Group,  Inc., the distributor of the Fund. Mr. Lee is an Interested
Trustee because he is an officer of Brown Capital Management, Inc., the advisor of the Brown Capital Management Funds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           Other Officers
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Eddie C. Brown, 62         President,  Since        President   of   Brown    Capital       n/a                    n/a
1201 N. Calvert Street     the Brown   1992         Management,  Inc. (advisor of the
Baltimore, Maryland  21202 Capital                  Brown Capital  Management Funds);
                           Management               previously,  Trustee of the Trust
                           Funds                    from  1992  until June 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Elmer O. Edgerton, Jr., 53 Vice        Since        President  of Capital  Investment       n/a                    n/a
Post Office Box  32249     President,  1990         Counsel,   Inc.,  Raleigh,  North
Raleigh, North Carolina    Capital                  Carolina;   Vice   President   of
27622                      Value Fund               Capital  Investment Group,  Inc.,
                                                    Raleigh,  North  Carolina;   Vice
                                                    President  of Capital  Investment
                                                    Brokerage, Inc.
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
R. Mark Fields, 50         Vice        Since        Partner   of   EARNEST   Partners       n/a                    n/a
119 S. President Street    President,  1992         Limited,   LLC  (advisor  of  the
2nd Floor                  EARNEST                  EARNEST   Partners  Fixed  Income
Jackson, MS 39201          Partners                 Trust),  since 1999;  previously,
                           Fixed                    Vice    President   of   Investek
                           Income                   Capital     Management,     Inc.,
                           Trust                    Jackson,    Mississippi   (former
                                                    advisor of the  EARNEST  Partners
                                                    Fixed Income Trust)
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Douglas S. Folk, 43        Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1998         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;  Vice  President  of
Atlanta, GA  30309         Partners                 Investek   Capital    Investment,
                           Fixed                    Inc., Jackson,  Mississippi, 1996
                           Income                   to 1999
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                           March 31, 2003
                                                             (Unaudited)

-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                           Position(s)                                                    Complex
        Name, Age,          held with   Length of       Principal Occupation(s)          Overseen by       Other Directorships
        And Address        Fund/Trust  Time Served        During Past 5 Years             Trustee            Held by Trustee
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
John M. Friedman, 59       Vice        Since        Partner and Portfolio  Manager of       n/a                    n/a
75 Fourteenth Street       President,  1992         EARNEST  Partners  Limited,  LLC,
Suite 2300                 EARNEST                  since  1999;   previously,   Vice
Atlanta, GA  30309         Partners                 President  of  Investek   Capital
                           Fixed                    Management,     Inc.,    Jackson,
                           Income                   Mississippi
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Michael T. McRee, 59       President   President    Partner  and  Manager  of EARNEST       n/a                    n/a
119 S. President Street    and         since        Partners   Limited,   LLC   since
2nd Floor                  Principal   1992;        1999;  previously,  President  of
Jackson, Mississippi 39201 Executive   Principal    Investek   Capital    Management,
                           Officer,    Executive    Inc.,    Jackson,    Mississippi;
                           EARNEST     Officer      President   of  Investek   Timber
                           Partners    since 2002   Management   (timber   management
                           Fixed                    and marketing)
                           Income
                           Trust
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
L. Norfleet Smith, Jr., 40 Principal   Since        Vice   President   of   Wilbanks,       n/a                    n/a
150 West Main Street       Executive   2002         Smith & Thomas Asset  Management,
Suite 1700                 Officer,                 LLC  (advisor  of the WST  Growth
Norfolk, Virginia  23510   WST Growth               Fund), Norfolk, Virginia
                           Fund
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Wayne F. Wilbanks, 42      President,  Since        President  of  Wilbanks,  Smith &       n/a                    n/a
150 West Main Street       WST Growth  1997         Thomas
Suite 1700                 Fund                     Asset  Management,  LLC, Norfolk,
Norfolk, Virginia  23510                            Virginia
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
C. Frank Watson III, 32    Secretary,  Since        President  and  Chief   Operating       n/a                    n/a
                           Treasurer,  1994;        Officer   (since   1999)  of  The
                           and         Treasurer    Nottingham                Company
                           Principal   and          (administrator   to  the   Fund);
                           Financial   Principal    previously,    Chief    Operating
                           Officer     Financial    Officer of The Nottingham Company
                           Officer
                           since 2002
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------
Julian G. Winters, 34      Assistant   Since        Vice         President-Compliance       n/a                    n/a
                           Secretary   2002         Administration  (since  1998)  of
                           and                      The      Nottingham      Company;
                           Assistant                previously,  Fund Accountant, The
                           Treasurer                Nottingham Company
-------------------------- ----------- ------------ ---------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of the Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of the WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 25, 2003



__________
Deloitte
Touche
Tohmatsu
__________

                    (This page was intentionally left blank)

________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

ITEM 2. Code of Ethics.


          Not applicable.





ITEM 3. Audit Committee Financial Expert.


          Not applicable.





ITEM 4. Principal Accountant Fees and Services.


          Not applicable.





ITEMS 5-6. [Reserved]





ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.


          Not applicable.





ITEM 8.  [Reserved]





ITEM 9. Controls and Procedures.


     (a)  Not applicable.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.




ITEM 10. Exhibits.


(a)(1) Not applicable.


(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith as Exhibit (a)(2).

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith as Exhibit (b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ C. Frank Watson III
                                 ________________________________
                                 C. Frank Watson III
                                 Secretary, Treasurer and
                                 Principal Financial Officer

Date: June 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /S/ Richard K. Bryant
                                 ________________________________
                                 Richard K. Bryant
                                 Trustee, The Nottingham Investment Trust II
                                 President and Principal Executive Officer,
                                 Capital Value Fund

Date: June 3, 2003




By: (Signature and Title)        /s/ Michael T. McRee
                                 ________________________________
                                 Michael T. McRee
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: June 4, 2003




By: (Signature and Title)        /s/ Keith A. Lee
                                 ________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital Management Equity Fund, The
                                 Brown Capital  Management  Balanced  Fund,  The
                                 Brown Capital  Management  Small Company Fund,
                                 The Brown Capital Management International
                                 Equity Fund, and The Brown Capital Management
                                 Mid-Cap Fund

Date: June 3, 2003




By: (Signature and Title)        /s/ Lawrence N. Smith
                                 ________________________________
                                 Lawrence N. Smith
                                 Principal Executive Officer, WST Growth Fund

Date: June 3, 2003




By:  (Signature and Title)       /s/ C. Frank Watson III
                                 ________________________________
                                 C. Frank Watson III
                                 Secretary, Treasurer and Principal Financial
                                 Officer, The Nottingham Investment Trust II

Date: June 4, 2003